UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261

Rydex ETF Trust
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of principal executive offices)	(Zip code)

Donald C. Cacciapaglia Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Guggenheim MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 100.0%
Aerospace & Defense - 0.6%
B/E Aerospace, Inc.*	53,195	$3,708,223
Airlines - 1.7%
Alaska Air Group, Inc.	178,811	10,937,869
Auto Components - 1.1%
Gentex Corp.	301,873	6,816,292
Automobiles - 2.3%
Thor Industries, Inc.	273,998	14,809,592
Biotechnology - 4.0%
United Therapeutics Corp.*	151,265	11,320,673
Vertex Pharmaceuticals, Inc.*	175,490	14,004,102
Total Biotechnology		25,324,775
Building Products - 2.0%
Fortune Brands Home & Security, Inc.	153,715	6,349,967
Lennox International, Inc.	91,958	6,604,424
Total Building Products		12,954,391
Capital Markets - 2.5%
Affiliated Managers Group, Inc.*	40,263	7,261,432
Eaton Vance Corp.	93,081	3,766,988
Waddell & Reed Financial, Inc. — Class A	93,162	4,756,852
Total Capital Markets		15,785,272
Chemicals - 1.9%
NewMarket Corp.	17,522	4,775,796
Valspar Corp.	109,167	7,436,456
Total Chemicals		12,212,252
Commercial Banks - 7.8%
Cathay General Bancorp	469,089	11,145,555
City National Corp.	175,683	12,215,239
Signature Bank*	61,921	5,668,868
SVB Financial Group*	129,011	11,252,339
Synovus Financial Corp.	2,930,443	9,758,375
Total Commercial Banks		50,040,376
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc.*	54,633	3,083,487
Copart, Inc.*	174,771	5,681,805
Total Commercial Services & Supplies		8,765,292
Communications Equipment - 2.1%
Ciena Corp.*	409,188	9,026,687
InterDigital, Inc.	108,222	4,299,660
Total Communications Equipment		13,326,347
Computers & Peripherals - 3.4%
3D Systems Corp.*,1	454,843	21,482,236
Construction Materials - 0.5%
Eagle Materials, Inc.	47,487	3,204,423
Containers & Packaging - 0.6%
Packaging Corporation of America	72,099	3,878,205
Distributors - 1.7%
LKQ Corp.*	406,536	10,598,394
Diversified Consumer Services - 0.8%
Service Corporation International	259,746	4,927,382
Diversified Telecommunication Services - 0.7%
tw telecom, Inc. — Class A*	156,954	4,674,090
Electrical Equipment - 0.7%
AMETEK, Inc.	92,025	4,258,917
Electronic Equipment & Instruments - 1.4%
Itron, Inc.*	94,963	4,094,805
Trimble Navigation Ltd.*	162,434	4,635,866
Total Electronic Equipment & Instruments		8,730,671
Food Products - 1.3%
Ingredion, Inc.	120,708	8,111,578
Health Care Equipment & Supplies - 2.4%
Cooper Companies, Inc.	39,879	5,078,591
ResMed, Inc.[1]	152,744	7,278,252
Thoratec Corp.*	92,785	3,042,420
Total Health Care Equipment & Supplies		15,399,263
Hotels, Restaurants & Leisure - 1.1%
Bob Evans Farms, Inc.	142,438	7,238,699
Household Durables - 2.5%
Jarden Corp.*	197,169	8,965,274
MDC Holdings, Inc.	121,814	3,854,195
Toll Brothers, Inc.*	104,762	3,443,527
Total Household Durables		16,262,996
Insurance - 1.6%
First American Financial Corp.	454,622	10,333,558
Internet & Catalog Retail - 0.5%
HSN, Inc.	58,119	3,490,627
Internet Software & Services - 3.4%
Equinix, Inc.*	40,682	7,296,317
Rackspace Hosting, Inc.*	132,644	6,007,447
ValueClick, Inc.*	355,780	8,695,263
Total Internet Software & Services		21,999,027
IT Services - 5.5%
Alliance Data Systems Corp.*	50,427	9,973,452
CoreLogic, Inc.*	335,700	9,366,030
NeuStar, Inc. — Class A*	142,885	8,012,991
WEX, Inc.*	86,533	7,523,179
Total IT Services		34,875,652
Leisure Equipment & Products - 1.4%
Polaris Industries, Inc.	82,234	9,221,721
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc.*	71,072	3,236,619
Machinery - 7.1%
Graco, Inc.	59,932	4,182,055
Lincoln Electric Holdings, Inc.	100,765	5,949,166
Nordson Corp.	94,319	6,806,059
Terex Corp.*	370,942	10,935,370
Timken Co.	112,459	6,569,855
Valmont Industries, Inc.	47,616	6,649,098
Wabtec Corp.	74,131	4,304,046
Total Machinery		45,395,649
Media - 2.4%
AMC Networks, Inc. — Class A*	72,039	4,917,382

Guggenheim MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Media - 2.4% (continued)
Cinemark Holdings, Inc.	224,710	$6,543,555
Lamar Advertising Co. — Class A*	87,113	3,774,606
Total Media		15,235,543
Metals & Mining - 2.7%
Royal Gold, Inc.	36,534	1,888,442
Worthington Industries, Inc.	425,503	15,220,242
Total Metals & Mining		17,108,684
Oil, Gas & Consumable Fuels - 1.9%
HollyFrontier Corp.	260,191	11,851,700
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.*	252,655	4,108,170
Pharmaceuticals - 1.4%
Mallinckrodt plc*	100,354	4,605,245
Salix Pharmaceuticals Ltd.*	59,571	4,402,297
Total Pharmaceuticals		9,007,542
Real Estate Investment Trusts (REITs) - 1.2%
Corrections Corporation of America	133,342	4,406,953
Extra Space Storage, Inc.	79,442	3,340,536
Total Real Estate Investment Trusts (REITs)		7,747,489
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	46,970	4,275,679
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	77,829	5,831,727
Semiconductors & Semiconductor Equipment - 4.8%
Atmel Corp.*	432,392	3,415,897
Cree, Inc.*	97,055	6,784,145
Semtech Corp.*	436,160	13,193,840
Skyworks Solutions, Inc.*	289,848	6,962,149
Total Semiconductors & Semiconductor Equipment		30,356,031
Software - 4.5%
ACI Worldwide, Inc.*	87,204	4,129,109
Cadence Design Systems, Inc.*	199,367	2,906,771
CommVault Systems, Inc.*	78,375	6,617,201
Concur Technologies, Inc.*,1	61,308	5,449,668
Mentor Graphics Corp.	325,651	6,685,615
SolarWinds, Inc.*	88,676	3,147,111
Total Software		28,935,475
Specialty Retail - 10.0%
American Eagle Outfitters, Inc.	178,063	3,497,157
ANN, Inc.*	150,688	5,106,816
Ascena Retail Group, Inc.*	462,282	8,824,963
Cabela's, Inc.*	78,714	5,402,929
Chico's FAS, Inc.	835,028	14,304,030
Dick's Sporting Goods, Inc.	91,193	4,688,232
Foot Locker, Inc.	181,905	6,572,228
Tractor Supply Co.	30,338	3,674,842
Williams-Sonoma, Inc.	203,673	11,988,193
Total Specialty Retail		64,059,390
Textiles, Apparel & Luxury Goods - 2.8%
Carter's, Inc.	51,026	3,639,174
Hanesbrands, Inc.	87,577	5,557,636
Under Armour, Inc. — Class A*	127,980	8,591,297
Total Textiles, Apparel & Luxury Goods		17,788,107
Thrifts & Mortgage Finance - 1.6%
Washington Federal, Inc.	475,447	10,340,972
Total Common Stocks
(Cost $509,712,821)		638,646,897
SHORT TERM INVESTMENTS†† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	164,826	164,826
Total Short Term Investments
(Cost $164,826)		164,826

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 4.7%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$15,907,536	15,907,536
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	14,146,949	14,146,949
Total Securities Lending Collateral
(Cost $30,054,485)		30,054,485
Total Investments - 104.7%
(Cost $539,932,132)		$668,866,208
Other Assets & Liabilities, net - (4.7)%		(29,947,262)
Total Net Assets - 100.0%		$638,918,946

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

plc -Public Limited Company

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 85.0%
Aerospace & Defense - 0.3%
Embraer S.A. ADR	422	$14,335
Korea Aerospace Industries Ltd.	570	14,638
Total Aerospace & Defense		28,973
Air Freight & Logistics - 0.2%
Hyundai Glovis Company Ltd.	87	14,985
Airlines - 1.4%
Air China Ltd. — Class H	18,284	12,377
AirAsia BHD	29,400	28,639
China Airlines Ltd.*	39,400	14,585
China Southern Airlines Company Ltd. — Class H	35,676	13,203
Eva Airways Corp.*	27,000	15,037
Gol Linhas Aereas Inteligentes S.A. ADR*	3,092	10,977
Korean Air Lines Company Ltd.	454	11,396
Latam Airlines Group S.A. ADR	923	12,414
Turk Hava Yollari	4,467	18,765
Total Airlines		137,393
Auto Components - 1.0%
Cheng Shin Rubber Industry Company Ltd.	6,260	20,751
Halla Visteon Climate Control Corp.	480	14,249
Hankook Tire Company Ltd.	325	17,415
Hyundai Mobis	57	13,902
Hyundai Wia Corp.	96	14,014
Nan Kang Rubber Tire Company Ltd.	14,568	17,344
Total Auto Components		97,675
Automobiles - 2.0%
Astra International Tbk PT	30,000	18,973
Brilliance China Automotive Holdings Ltd.*	11,712	13,999
Byd Company Ltd. — Class H	3,032	11,866
China Motor Corp.	18,000	15,187
Dongfeng Motor Group Company Ltd. — Class H	12,000	16,092
Geely Automobile Holdings Ltd.	31,328	13,088
Great Wall Motor Company Ltd. — Class H	2,968	13,854
Guangzhou Automobile Group Company Ltd. — Class H	18,408	17,873
Hyundai Motor Co.	78	16,143
Kia Motors Corp.	270	15,309
Tofas Turk Otomobil Fabrikasi AS	2,553	16,889
Yulon Motor Company Ltd.	9,000	14,527
Total Automobiles		183,800
Beverages - 0.7%
Coca-Cola Femsa SAB de CV ADR	126	17,791
Fomento Economico Mexicano SAB de CV ADR	177	17,610
Grupo Modelo SAB de CV	2,111	19,374
Hite Jinro Company Ltd.	510	12,484
Total Beverages		67,259
Building Products - 0.2%
KCC Corp.	48	14,912
Capital Markets - 1.4%
China Everbright Ltd.	12,000	16,990
CITIC Securities Company Ltd. — Class H	7,732	14,536
Daewoo Securities Company Ltd.	1,500	13,312
Haitong Securities Company Ltd. — Class H	10,800	13,912
Hyundai Securities Company Ltd.	2,160	11,959
Investec Ltd.	2,448	16,426
Samsung Securities Company Ltd.	324	13,267
Woori Investment & Securities Company Ltd.	1,290	13,435
Yuanta Financial Holding Company Ltd.	31,068	16,214
Total Capital Markets		130,051
Chemicals - 3.8%
Braskem S.A. ADR*	915	14,073
Cheil Industries, Inc.	168	13,294
China Petrochemical Development Corp.	33,312	17,052
Formosa Chemicals & Fibre Corp.	6,180	15,375
Formosa Plastics Corp.	6,240	15,690
Hanwha Chemical Corp.	930	15,563
Hanwha Corp.	540	14,781
Hyosung Corp.	285	17,099
Indorama Ventures PCL	18,510	10,526
Kumho Petro chemical Company Ltd.	177	14,148
LCY Chemical Corp.	15,000	20,384
LG Chem Ltd.	63	15,814
Lotte Chemical Corp.	102	15,435
Mexichem SAB de CV	4,243	19,763
Nan Ya Plastics Corp.	9,000	18,909
OCI Company Ltd.	114	16,896
Petronas Chemicals Group BHD	14,100	28,774
PTT Global Chemical PCL	5,711	12,042
Sociedad Quimica y Minera de Chile S.A. ADR	349	10,107
Taiwan Fertilizer Company Ltd.	6,000	14,667
TSRC Corp.	8,900	16,146
Uralkali OJSCGDR	484	10,503
Yingde Gases Group Company Ltd.	14,772	13,448
Total Chemicals		360,489
Commercial Banks - 9.6%
Agricultural Bank of China Ltd. — Class H	35,664	14,440
Akbank TAS	3,878	14,854
Alior Bank S.A.*	675	17,916
Banco de Chile	117,000	16,690
Banco Santander Brasil S.A. ADR	2,030	12,221
Banco Santander Chile ADR	689	15,544
Bancolombia S.A. ADR	377	21,659
Bangkok Bank PCL	2,141	14,023
Bank Central Asia Tbk PT	19,684	19,919
Bank Mandiri Persero Tbk PT	21,000	18,185
Bank Negara Indonesia Persero Tbk PT	43,500	18,094
Bank of Ayudhya PCL	12,929	15,387
Bank of China Ltd. — Class H	32,620	13,670

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Commercial Banks - 9.6% (continued)
Bank of Communications Company Ltd. — Class H	21,444	$13,964
Bank Pekao S.A.	342	17,510
Bank Rakyat Indonesia Persero Tbk PT	24,000	19,265
Barclays Africa Group Ltd.*	1,155	16,662
BDO Unibank, Inc.	17,785	33,169
BS Financial Group, Inc.	1,050	15,001
Chang Hwa Commercial Bank	29,088	16,685
China Construction Bank Corp. — Class H	20,752	15,493
China Development Financial Holding Corp.	60,000	17,008
China Merchants Bank Company Ltd. — Class H	7,704	12,954
China Minsheng Banking Corporation Ltd. — Class H	13,396	13,542
Chongqing Rural Commercial Bank — Class H	32,592	13,322
CIMB Group Holdings BHD	11,100	26,929
Commercial International Bank Egypt SAEGDR	4,137	20,222
Credicorp Ltd.	114	13,542
CTBC Financial Holding Company Ltd.	27,168	17,939
E.Sun Financial Holding Company Ltd.	30,200	20,142
First Financial Holding Company Ltd.	29,632	18,380
Grupo Financiero Banorte SAB de CV — Class O	3,032	19,174
Hana Financial Group, Inc.	420	13,459
Hua Nan Financial Holdings Company Ltd.	30,100	17,516
Industrial & Commercial Bank of China Ltd. — Class H	23,600	15,520
Industrial Bank of Korea	1,290	13,090
Kasikornbank PCL	2,128	12,408
KB Financial Group, Inc. ADR	397	12,553
Komercni Banka AS	89	17,326
Krung Thai Bank PCL	19,797	11,195
Malayan Banking BHD	9,000	28,465
Mega Financial Holding Company Ltd.	19,956	16,671
Nedbank Group Ltd.	960	17,220
OTP Bank plc	765	15,341
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,638	19,023
Shinhan Financial Group Company Ltd. ADR	364	13,275
Siam Commercial Bank PCL	2,422	12,265
Standard Bank Group Ltd.	1,545	17,230
Taishin Financial Holding Company Ltd.	39,193	18,233
Turkiye Garanti Bankasi AS	3,444	13,439
Turkiye Halk Bankasi AS	1,686	12,629
Turkiye Is Bankasi — Class C	4,797	12,694
Turkiye Vakiflar Bankasi Tao — Class D	5,886	12,818
VTB Bank OJSCGDR	6,039	17,066
Woori Finance Holdings Company Ltd.	1,350	13,519
Yapi ve Kredi Bankasi AS	6,021	13,081
Total Commercial Banks		919,541
Commercial Services & Supplies - 0.2%
China Everbright International Ltd.	21,000	19,144
Communications Equipment - 0.2%
ZTE Corp. — Class H	10,240	17,799
Computers & Peripherals - 1.7%
Acer, Inc.	21,000	15,512
Catcher Technology Company Ltd.	3,000	13,006
Compal Electronics, Inc.	27,000	18,728
Foxconn Technology Company Ltd.	6,300	15,652
Lenovo Group Ltd.	18,000	16,409
Lite-On Technology Corp.	11,868	20,185
Pegatron Corp.*	9,000	13,296
Quanta Computer, Inc.	9,000	20,949
Simplo Technology Company Ltd.	3,400	14,967
Wistron Corp.	17,800	16,977
Total Computers & Peripherals		165,681
Construction & Engineering - 2.3%
China Communications Construction Company Ltd. — Class H	18,012	13,773
China Railway Construction Corporation Ltd. — Class H	16,664	16,953
China Railway Group Ltd. — Class H	30,408	16,350
CTCI Corp.	8,805	15,856
Daelim Industrial Company Ltd.	180	14,260
Daewoo Engineering & Construction Company Ltd.	2,100	14,431
Doosan Heavy Industries & Construction Company Ltd.	365	14,978
GS Engineering & Construction Corp.	508	13,792
Hyundai Development Company-Engineering & Construction	630	11,188
Hyundai Engineering & Construction Company Ltd.	279	14,702
IJM Corporation BHD	15,900	28,379
Larsen & Toubro Ltd.GDR	1,021	14,253
Orascom Construction IndustriesGDR*	666	22,644
Samsung Engineering Company Ltd.	174	12,189
Total Construction & Engineering		223,748
Construction Materials - 1.8%
Anhui Conch Cement Company Ltd. — Class H	4,560	13,494
Asia Cement Corp.*	15,496	19,456
BBMG Corp. — Class H	22,468	14,138
Cemex SAB de CV ADR*	1,656	19,061
China National Building Material Company Ltd. — Class H	18,768	16,940
China Resources Cement Holdings Ltd.	30,820	16,691
China Shanshui Cement Group Ltd.	29,968	11,940

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Construction Materials - 1.8% (continued)
Indocement Tunggal Prakarsa Tbk PT	9,072	$18,404
Semen Indonesia Persero Tbk PT	11,776	17,416
Siam Cement PCL	900	13,169
Taiwan Cement Corp.	12,296	15,028
Total Construction Materials		175,737
Consumer Finance - 0.1%
Samsung Card Company Ltd.	390	13,105
Containers & Packaging - 0.2%
Nampak Ltd.	5,142	16,553
Distributors - 0.3%
Dah Chong Hong Holdings Ltd.	18,500	14,003
Imperial Holdings Ltd.	792	16,457
Total Distributors		30,460
Diversified Financial Services - 1.9%
African Bank Investments Ltd.	10,599	15,563
AMMB Holdings BHD	12,600	30,412
Chailease Holding Company Ltd.	6,000	14,366
FirstRand Ltd.	5,793	17,339
Fubon Financial Holding Company Ltd.	11,788	16,550
Haci Omer Sabanci Holding AS	2,772	13,785
Metro Pacific Investments Corp.	267,000	33,197
Remgro Ltd.	900	17,166
RMB Holdings Ltd.	4,383	17,958
Total Diversified Financial Services		176,336
Diversified Telecommunication Services - 2.3%
China Telecom Corporation Ltd. — Class H	36,000	17,964
China Unicom Hong Kong Ltd. ADR	1,223	17,892
Chunghwa Telecom Company Ltd. ADR	532	17,061
KT Corp. ADR	835	13,377
LG Uplus Corp.	1,440	17,561
Oi S.A. ADR	7,471	13,821
Telefonica Brasil S.A. ADR	567	12,173
Telefonica Czech Republic AS	1,091	16,315
Telekom Malaysia BHD	17,100	27,780
Telekomunikacja Polska S.A.	6,963	16,521
Telekomunikasi Indonesia Persero Tbk PT ADR	439	20,023
True Corporation PCL*	40,200	10,082
Turk Telekomunikasyon AS	4,402	15,818
Total Diversified Telecommunication Services		216,388
Electric Utilities - 1.6%
Centrais Eletricas Brasileiras S.A. ADR	5,186	10,528
CEZ AS	571	13,573
Cia Energetica de Minas Gerais ADR	1,318	12,205
Cia Paranaense de Energia ADR	882	10,990
CPFL Energia S.A. ADR	685	12,673
Enersis S.A. ADR	989	15,033
Korea Electric Power Corp. ADR	1,213	15,320
PGE S.A.	3,216	15,191
RusHydro JSC ADR	11,193	18,972
Tenaga Nasional BHD	11,100	30,419
Total Electric Utilities		154,904
Electrical Equipment - 0.6%
LS Corp.	240	15,403
LS Industrial Systems Company Ltd.	279	16,664
Shanghai Electric Group Company Ltd. — Class H	42,000	14,135
Zhuzhou CSR Times Electric Company Ltd. — Class H	5,920	15,687
Total Electrical Equipment		61,889
Electronic Equipment & Instruments - 2.1%
AU Optronics Corp. ADR*	3,831	13,945
Cheng Uei Precision Industry Company Ltd.	8,924	18,094
Delta Electronics, Inc.	2,680	13,004
Hon Hai Precision Industry Company Ltd.GDR	3,414	17,685
Innolux Corp.	26,820	11,896
LG Display Company Ltd. ADR	1,122	13,902
LG Innotek Company Ltd.	159	12,950
Samsung Electro-Mechanics Company Ltd.	156	11,220
Samsung SDI Company Ltd.	120	17,411
Synnex Technology International Corp.	12,000	15,087
Tripod Technology Corp.	6,132	12,781
Unimicron Technology Corp.	15,000	13,781
WPG Holdings Ltd.	15,208	18,942
Zhen Ding Technology Holding Ltd.	6,164	13,895
Total Electronic Equipment & Instruments		204,593
Energy Equipment & Services - 0.4%
Bumi Armada BHD	22,800	27,762
China Oilfield Services Ltd. — Class H	5,096	11,473
Total Energy Equipment & Services		39,235
Food & Staples Retailing - 2.8%
BIM Birlesik Magazalar AS	764	17,503
Cencosud S.A.	3,041	13,805
China Resources Enterprise Ltd.	5,828	17,998
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	301	13,428
Controladora Comercial Mexicana SAB de CV*	5,101	21,485
CP ALL PCL	10,161	11,362
E-Mart Company Ltd.	84	15,814
Eurocash S.A.	894	16,606
Grupo Comercial Chedraui S.A. de CV	5,100	16,461
Magnit OJSCGDR	309	17,798
Massmart Holdings Ltd.	882	14,909
President Chain Store Corp.	3,000	22,360
Shoprite Holdings Ltd.	993	16,721
Siam Makro PCL	600	14,875
Sun Art Retail Group Ltd.	11,852	16,474

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Food & Staples Retailing - 2.8% (continued)
Wal-Mart de Mexico SAB de CV	6,325	$17,226
Total Food & Staples Retailing		264,825
Food Products - 2.7%
Charoen Pokphand Foods PCL	15,035	13,450
China Mengniu Dairy Company Ltd.	6,000	24,022
CJ CheilJedang Corp.	57	14,384
Indofood CBP Sukses Makmur Tbk PT	16,500	17,981
Indofood Sukses Makmur Tbk PT	28,500	18,025
IOI Corporation BHD	18,000	30,296
Kuala Lumpur Kepong BHD	4,200	27,448
Orion Corporation/Republic of South Korea	15	13,619
Standard Foods Corp.	6,808	20,592
Tiger Brands Ltd.	597	18,556
Tingyi Cayman Islands Holding Corp.	6,000	14,839
Uni-President China Holdings Ltd.	15,400	14,039
Uni-President Enterprises Corp.	8,756	17,870
Want Want China Holdings Ltd.	12,312	16,669
Total Food Products		261,790
Gas Utilities - 0.6%
China Gas Holdings Ltd.*	18,428	20,839
Korea Gas Corp.	291	16,163
Perusahaan Gas Negara Persero Tbk PT	34,748	19,948
Total Gas Utilities		56,950
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	12,000	11,342
Health Care Providers & Services - 0.5%
Bangkok Dusit Medical Services PCL — Class F	2,700	12,637
Life Healthcare Group Holdings Ltd.	4,713	17,122
Sinopharm Group Company Ltd. — Class H	6,000	16,402
Total Health Care Providers & Services		46,161
Hotels, Restaurants & Leisure - 1.0%
China CITIC Bank Corporation Ltd. — Class H	29,520	13,665
Genting BHD	9,000	27,272
Genting Malaysia BHD	23,700	30,392
Kangwon Land, Inc.	480	12,220
Minor International PCL	15,900	11,684
Total Hotels, Restaurants & Leisure		95,233
Household Durables - 0.7%
Coway Company Ltd.	300	16,022
Haier Electronics Group Company Ltd.	8,740	15,755
LG Electronics, Inc.	192	12,459
Steinhoff International Holdings Ltd.*	7,128	18,846
Total Household Durables		63,082
Household Products - 0.1%
LG Household & Health Care Ltd.	27	14,228
Independent Power Producers & Energy Trader - 0.7%
China Longyuan Power Group Corp. — Class H	15,000	15,802
China Resources Power Holdings Company Ltd.	6,000	13,972
Empresa Nacional de Electricidad S.A. ADR	370	14,696
Huaneng Power International, Inc. — Class H	17,664	18,449
Total Independent Power Producers & Energy Trader		62,919
Industrial Conglomerates - 3.2%
Alfa SAB de CV — Class A	8,069	20,618
Beijing Enterprises Holdings Ltd.	1,732	11,580
Bidvest Group Ltd.	669	16,472
CITIC Pacific Ltd.	15,000	16,286
CJ Corp.	135	13,759
DMCI Holdings, Inc.	29,220	35,792
Doosan Corp.	114	14,460
Far Eastern New Century Corp.*	15,064	17,005
KOC Holding AS	3,174	13,955
LG Corp.	224	13,020
Samsung Techwin Company Ltd.	234	14,664
Shanghai Industrial Holdings Ltd.	6,432	19,988
Sime Darby BHD	9,900	28,931
SK Holdings Company Ltd.	93	14,611
SM Investments Corp.	2,481	54,269
Total Industrial Conglomerates		305,410
Insurance - 2.5%
Cathay Financial Holding Company Ltd.	11,896	17,297
China Life Insurance Company Ltd.	18,106	18,567
China Life Insurance Company Ltd. — Class H	6,000	14,390
China Pacific Insurance Group Company Ltd. — Class H	4,800	16,061
Dongbu Insurance Company Ltd.	333	14,095
Hanwha Life Insurance Company Ltd.	2,400	14,399
Hyundai Marine & Fire Insurance Company Ltd.	510	13,982
New China Life Insurance Company Ltd. — Class H	4,800	12,905
People's Insurance Company Group of China Ltd. — Class H	33,000	14,808
PICC Property & Casualty Company Ltd. — Class H	12,000	13,369
Ping An Insurance Group Company of China Ltd. — Class H	1,332	8,622
Powszechny Zaklad Ubezpieczen S.A.	126	17,843
Samsung Fire & Marine Insurance Company Ltd.	66	14,100
Samsung Life Insurance Company Ltd.	157	15,023
Sanlam Ltd.	3,633	17,426
Shin Kong Financial Holding Company Ltd.*	51,000	17,263
Total Insurance		240,150

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Internet Software & Services - 0.3%
NHN Corp.	54	$14,108
Tencent Holdings Ltd.	344	15,605
Total Internet Software & Services		29,713
IT Services - 0.4%
SK C&C Company Ltd.	165	14,908
Wipro Ltd. ADR	2,144	18,481
Total IT Services		33,389
Leisure Equipment & Products - 0.2%
Merida Industry Company Ltd.	3,000	20,009
Machinery - 1.6%
CSR Corporation Ltd. — Class H	21,348	14,231
Daewoo Shipbuilding & Marine Engineering Company Ltd.	660	17,419
Doosan Infracore Company Ltd.*	1,290	14,181
Hiwin Technologies Corp.	2,916	18,233
Hyundai Heavy Industries Company Ltd.	84	15,702
Hyundai Mipo Dockyard	132	15,627
Samsung Heavy Industries Company Ltd.	510	18,136
United Tractors Tbk PT	13,500	22,068
Weichai Power Company Ltd. — Class H	2,868	9,504
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H	16,856	12,084
Total Machinery		157,185
Marine - 0.7%
China COSCO Holdings Company Ltd. — Class H	37,304	15,392
China Shipping Container Lines Company Ltd. — Class H*	63,228	15,327
Evergreen Marine Corporation Taiwan Ltd.	30,499	17,087
Yang Ming Marine Transport Corp.	42,000	17,858
Total Marine		65,664
Media - 1.4%
Astro Malaysia Holdings BHD	29,400	27,189
BEC World PCL	6,930	13,616
Cheil Worldwide, Inc.	630	14,440
Global Mediacom Tbk PT*	84,000	18,798
Grupo Televisa SAB ADR	754	20,433
Media Nusantara Citra Tbk PT*	64,500	19,455
Naspers Ltd. — Class N	250	20,837
Total Media		134,768
Metals & Mining - 5.1%
African Rainbow Minerals Ltd.	975	15,989
Aluminum Corporation of China Ltd. ADR*	1,694	13,027
Anglo American Platinum Ltd.*	570	20,156
AngloGold Ashanti Ltd. ADR	1,046	13,776
Assore Ltd.	483	16,280
CAP S.A.	684	12,228
China Steel Corp.	21,367	17,671
Cia de Minas Buenaventura SAA ADR	961	13,742
Cia Siderurgica Nacional S.A. ADR	4,449	12,902
Eregli Demir ve Celik Fabrikalari TAS	15,723	15,622
Gerdau S.A. ADR	2,339	14,829
Gold Fields Ltd. ADR	2,835	17,095
Grupo Mexico SAB de CV	5,684	17,430
Harmony Gold Mining Company Ltd. ADR	4,597	17,698
Hyundai Hysco Company Ltd.	510	17,886
Hyundai Steel Co.	228	13,882
Impala Platinum Holdings Ltd.	1,713	16,768
Industrias CH SAB de CV*	2,748	17,549
Industrias Penoles SAB de CV	542	16,956
Jiangxi Copper Company Ltd. — Class H	9,444	15,928
KGHM Polska Miedz S.A.	378	13,099
Korea Zinc Company Ltd.	54	13,771
Koza Altin Isletmeleri AS	1,035	14,227
Kumba Iron Ore Ltd.	336	14,851
MMC Norilsk Nickel OJSC ADR	1,176	15,770
POSCO ADR	171	12,257
Severstal OAOGDR	2,154	16,230
Shougang Fushan Resources Group Ltd.	42,748	14,001
Southern Copper Corp.	551	14,365
Sterlite Industries India Ltd. ADR	2,612	13,138
Zhaojin Mining Industry Company Ltd. — Class H	16,576	11,114
Zijin Mining Group Company Ltd. — Class H	59,248	12,682
Total Metals & Mining		482,919
Multiline Retail - 1.4%
Far Eastern Department Stores Company Ltd.*	18,140	17,301
Golden Eagle Retail Group Ltd.	8,724	12,824
Hyundai Department Store Company Ltd.	98	14,088
Intime Retail Group Company Ltd.	15,224	15,724
Lotte Shopping Company Ltd.	45	14,080
Parkson Retail Group Ltd.	36,000	14,297
SACI Falabella	1,536	15,694
Shinsegae Company Ltd.	75	14,587
Woolworths Holdings Limited/South Africa	2,127	14,437
Total Multiline Retail		133,032
Oil, Gas & Consumable Fuels - 5.8%
Adaro Energy Tbk PT	222,000	15,120
Banpu PCL	1,474	10,878
Bumi Resources Tbk PT*	319,500	15,855
China Coal Energy Company Ltd. — Class H	24,216	12,927
China Petroleum & Chemical Corp. — Class H	23,654	17,599
China Shenhua Energy Company Ltd. — Class H	4,724	13,644
CNOOC Ltd. ADR	74	13,308
Ecopetrol S.A. ADR	580	26,442
Empresas COPEC S.A.	1,259	16,462
Exxaro Resources Ltd.	1,143	17,615

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Oil, Gas & Consumable Fuels - 5.8% (continued)
Formosa Petrochemical Corp.	5,908	$15,387
Gazprom OAO ADR	2,286	17,717
GS Holdings	306	15,035
Indo Tambangraya Megah Tbk PT	7,500	17,660
IRPC PCL	117,026	11,890
Kunlun Energy Company Ltd.	6,380	9,395
Lukoil OAO ADR*	282	16,638
MOL Hungarian Oil & Gas plc	240	17,956
NovaTek OAOGDR	153	17,794
Pacific Rubiales Energy Corp.	1,310	25,296
PetroChina Company Ltd. — Class H	12,000	14,034
Polski Koncern Naftowy Orlen S.A.	1,071	14,528
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,168	17,746
PTT Exploration & Production PCL	3,022	15,062
PTT PCL	1,167	12,341
Rosneft OAOGDR	2,550	18,054
Sasol Ltd. ADR	355	16,369
SK Innovation Company Ltd.	114	15,424
S-Oil Corp.	192	12,903
Surgutneftegas OAO ADR	2,214	17,513
Tatneft OAO ADR	460	16,942
Thai Oil PCL	6,424	12,520
Tupras Turkiye Petrol Rafinerileri AS	661	14,088
Ultrapar Participacoes S.A. ADR	589	13,853
Yanzhou Coal Mining Company Ltd. — Class H	17,876	12,309
Total Oil, Gas & Consumable Fuels		548,304
Paper & Forest Products - 0.6%
Empresas CMPC S.A.	5,073	14,999
Fibria Celulose S.A. ADR*	1,187	13,152
Nine Dragons Paper Holdings Ltd.	20,872	13,214
Sappi Ltd.*	7,185	19,106
Total Paper & Forest Products		60,471
Personal Products - 0.5%
Amorepacific Corp.	18	15,189
AMOREPACIFIC Group	39	13,470
Hengan International Group Company Ltd.	1,500	16,479
Total Personal Products		45,138
Pharmaceuticals - 1.2%
Aspen Pharmacare Holdings Ltd.	855	18,886
Celltrion, Inc.	435	25,323
Dr Reddy's Laboratories Ltd. ADR	436	16,250
Genomma Lab Internacional SAB de CV — Class B*	9,000	21,005
ScinoPharm Taiwan Ltd.	6,000	17,088
Sino Biopharmaceutical	24,000	17,454
Total Pharmaceuticals		116,006
Real Estate Investment Trusts (REITs) - 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,821	16,249
Fibra Uno Administracion S.A. de CV	5,700	18,109
Growthpoint Properties Ltd.	6,471	16,234
Total Real Estate Investment Trusts (REITs)		50,592
Real Estate Management & Development - 3.4%
Agile Property Holdings Ltd.	12,000	12,611
Ayala Land, Inc.	49,200	34,098
Bumi Serpong Damai PT	111,000	17,064
Central Pattana PCL	8,400	11,540
China Overseas Grand Oceans Group Ltd.	12,000	14,251
China Overseas Land & Investment Ltd.	6,000	17,291
China Resources Land Ltd.	6,000	16,479
Country Garden Holdings Company Ltd.	29,940	16,909
Evergrande Real Estate Group Ltd.	39,272	15,597
Greentown China Holdings Ltd.	9,000	17,872
Guangzhou R&F Properties Company Ltd. — Class H	10,132	15,756
Highwealth Construction Corp.	8,600	19,187
Lippo Karawaci Tbk PT	124,500	15,506
Longfor Properties Company Ltd.	9,232	14,118
Poly Property Group Company Ltd.	23,120	12,551
Ruentex Development Company Ltd.	9,000	17,618
Shimao Property Holdings Ltd.	7,608	16,030
SOHO China Ltd.	19,424	15,904
UEM Sunrise BHD	26,400	21,810
Total Real Estate Management & Development		322,192
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Semiconductor Engineering, Inc.	20,700	16,982
Epistar Corp.	9,000	15,007
GCL-Poly Energy Holdings Ltd.*	69,156	17,656
Kinsus Interconnect Technology Corp.	5,628	20,082
Novatek Microelectronics Corp.	3,284	14,511
Phison Electronics Corp.	2,964	22,141
Powertech Technology, Inc.	9,000	17,258
Radiant Opto-Electronics Corp.	6,301	19,773
Realtek Semiconductor Corp.	6,480	15,516
Samsung Electronics Company Ltd.GDR	21	12,033
Siliconware Precision Industries Co. ADR	2,981	16,992
SK Hynix, Inc.	510	12,348
Taiwan Semiconductor Manufacturing Company Ltd. ADR	931	15,808
United Microelectronics Corp. ADR[1]	7,797	17,153
Vanguard International Semiconductor Corp.	15,000	15,007
Total Semiconductors & Semiconductor Equipment		248,267
Software - 0.2%
NCSoft Corp.	102	15,480

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Specialty Retail - 1.1%
Belle International Holdings Ltd.	12,100	$17,474
Foschini Group Ltd.	1,590	16,142
GOME Electrical Appliances Holding Ltd.	161,600	16,253
Home Product Center PCL	26,700	10,066
Mr Price Group Ltd.	1,284	16,676
Truworths International Ltd.	1,905	16,077
Zhongsheng Group Holdings Ltd.	13,500	13,996
Total Specialty Retail		106,684
Textiles, Apparel & Luxury Goods - 0.5%
Anta Sports Products Ltd.	17,656	19,943
Ruentex Industries Ltd.	5,872	13,453
Shenzhou International Group Holdings Ltd.	6,000	16,982
Total Textiles, Apparel & Luxury Goods		50,378
Tobacco - 0.3%
Gudang Garam Tbk PT	3,000	12,362
KT&G Corp.	198	13,342
Total Tobacco		25,704
Trading Companies & Distributors - 0.6%
Barloworld Ltd.	1,962	16,238
Daewoo International Corp.	480	16,407
Samsung C&T Corp.	270	13,363
SK Networks Company Ltd.	2,400	13,886
Total Trading Companies & Distributors		59,894
Transportation Infrastructure - 1.1%
Airports of Thailand PCL	2,400	13,649
China Merchants Holdings International Company Ltd.	6,920	21,638
COSCO Pacific Ltd.	12,000	16,866
Grupo Aeroportuario del Sureste SAB de CV ADR	147	17,414
Jasa Marga Persero Tbk PT	31,381	16,336
OHL Mexico SAB de CV*	7,200	18,987
Total Transportation Infrastructure		104,890
Water Utilities - 0.5%
Aguas Andinas S.A. — Class A	24,275	17,214
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,113	11,464
Guangdong Investment Ltd.	18,452	14,942
Total Water Utilities		43,620
Wireless Telecommunication Services - 3.8%
Advanced Info Service PCL	1,548	14,095
America Movil SAB de CV ADR	934	19,595
Axiata Group BHD	13,800	28,885
China Mobile Ltd. ADR	270	14,288
DiGi.com BHD	19,500	27,952
ENTEL Chile S.A.	895	14,625
Far EasTone Telecommunications Company Ltd.	6,000	15,287
Maxis BHD	13,800	30,245
Mobile Telesystems OJSC ADR	898	17,502
MTN Group Ltd.	978	18,283
Orascom Telecom Holding SAEGDR*	5,994	17,622
Philippine Long Distance Telephone Co. ADR	468	32,984
Sistema JSFCGDR	906	19,932
SK Telecom Company Ltd. ADR	769	16,603
Taiwan Mobile Company Ltd.	5,816	21,141
Tim Participacoes S.A. ADR	771	14,472
Turkcell Iletisim Hizmetleri AS ADR*	1,112	16,224
Vodacom Group Ltd.	1,503	17,702
Total Wireless Telecommunication Services		357,437
Total Common Stocks
(Cost $8,536,826)		8,104,476
PREFERRED STOCKS† - 0.2%
Embotelladora Andina S.A.*	2,833	15,099
Total Preferred Stocks
(Cost $18,197)		15,099
RIGHTS†† - 0.0%
Cathay Financial Holding Company Ltd.
Expires 10/02/13	314	–
Total Rights
(Cost $–)		–
EXCHANGE TRADED FUNDS† - 14.2%
WisdomTree India Earnings Fund[1]	47,700	744,120
iShares MSCI Brazil Capped ETF	13,993	608,696
Total Exchange Traded Funds
(Cost $1,995,411)		1,352,816
SHORT TERM INVESTMENTS†† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	19,361	19,361
Total Short Term Investments
(Cost $19,361)		19,361
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 6.9%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$350,099	350,099
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	311,351	311,351
Total Securities Lending Collateral
(Cost $661,450)		661,450
Total Investments - 106.5%
(Cost $11,231,245)		$10,153,202
Other Assets & Liabilities, net - (6.5)%		(621,973)
Total Net Assets - 100.0%		$9,531,229

*	Non-income producing security.

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

ADR- American Depositary Receipt
GDP- Global Depositary Receipt
plc- Public Limited Company

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	591	$55,022
B/E Aerospace, Inc.*	756	52,701
Boeing Co.	471	49,502
Exelis, Inc.	3,439	50,828
General Dynamics Corp.	608	51,887
Hexcel Corp.*	2,691	94,750
Honeywell International, Inc.	597	49,539
Huntington Ingalls Industries, Inc.	850	52,853
L-3 Communications Holdings, Inc.	559	52,071
Lockheed Martin Corp.	446	53,574
Northrop Grumman Corp.	575	52,935
Precision Castparts Corp.	417	92,457
Raytheon Co.	709	50,935
Rockwell Collins, Inc.	752	53,520
Spirit Aerosystems Holdings, Inc. — Class A*	2,217	56,223
Textron, Inc.	1,829	50,078
TransDigm Group, Inc.	297	42,943
Triumph Group, Inc.	602	47,233
United Technologies Corp.	504	53,207
Total Aerospace & Defense		1,062,258
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	850	50,677
Expeditors International of Washington, Inc.	1,249	50,360
FedEx Corp.	476	50,456
United Parcel Service, Inc. — Class B	541	46,959
Total Air Freight & Logistics		198,452
Airlines - 0.4%
Alaska Air Group, Inc.	908	55,542
Copa Holdings S.A. — Class A	350	48,710
Delta Air Lines, Inc.	2,556	54,264
Southwest Airlines Co.	3,475	48,059
United Continental Holdings, Inc.*	1,510	52,624
Total Airlines		259,199
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	2,061	48,969
BorgWarner, Inc.	440	41,989
Delphi Automotive plc	744	39,968
Gentex Corp.	1,642	37,076
Goodyear Tire & Rubber Co.*	2,480	45,880
Johnson Controls, Inc.	1,031	41,457
Lear Corp.	628	43,502
TRW Automotive Holdings Corp.*	582	42,666
Visteon Corp.*	600	39,522
Total Auto Components		381,029
Automobiles - 0.3%
Ford Motor Co.	2,436	41,120
General Motors Co.*	1,146	41,107
Harley-Davidson, Inc.	707	40,136
Tesla Motors, Inc.*	357	47,938
Thor Industries, Inc.	771	41,673
Total Automobiles		211,974
Beverages - 1.9%
Beam, Inc.	2,029	131,865
Brown-Forman Corp. — Class B	1,863	135,086
Coca-Cola Co.	3,179	127,414
Coca-Cola Enterprises, Inc.	3,705	139,085
Constellation Brands, Inc. — Class A*	2,498	130,121
Dr Pepper Snapple Group, Inc.	2,808	131,246
Molson Coors Brewing Co. — Class B	2,624	131,357
Monster Beverage Corp.*	2,207	134,605
PepsiCo, Inc.	1,576	131,659
Total Beverages		1,192,438
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc.*	730	84,848
Alkermes plc*	2,353	79,014
Amgen, Inc.	669	72,446
Ariad Pharmaceuticals, Inc.*	3,849	71,514
Biogen Idec, Inc.*	324	70,674
BioMarin Pharmaceutical, Inc.*	1,156	74,735
Celgene Corp.*	561	82,388
Cubist Pharmaceuticals, Inc.*	1,304	81,278
Gilead Sciences, Inc.*	1,294	79,516
Incyte Corporation Ltd.*	3,256	76,223
Medivation, Inc.*	1,401	81,076
Myriad Genetics, Inc.*	2,481	73,611
Onyx Pharmaceuticals, Inc.*	788	103,464
Pharmacyclics, Inc.*	813	88,316
Quintiles Transnational Holdings, Inc.*	1,498	67,185
Regeneron Pharmaceuticals, Inc.*	293	79,128
Seattle Genetics, Inc.*	2,169	87,888
Theravance, Inc.*	1,721	66,362
United Therapeutics Corp.*	1,034	77,385
Vertex Pharmaceuticals, Inc.*	823	65,675
Total Biotechnology		1,562,726
Building Products - 0.8%
AO Smith Corp.	1,285	53,096
Armstrong World Industries, Inc.*	1,905	95,402
Fortune Brands Home & Security, Inc.	961	39,699
Lennox International, Inc.	1,428	102,559
Masco Corp.	4,664	95,705
Owens Corning*	2,188	86,404
Total Building Products		472,865
Capital Markets - 1.3%
Affiliated Managers Group, Inc.*	181	32,643
American Capital Ltd.*	2,347	32,060
Ameriprise Financial, Inc.	357	31,773
Ares Capital Corp.	1,681	29,905
Artisan Partners Asset Management, Inc.	550	29,150
Bank of New York Mellon Corp.	995	31,293
BlackRock, Inc. — Class A	111	31,298
Charles Schwab Corp.	1,341	29,623
E*TRADE Financial Corp.*	2,362	35,194
Eaton Vance Corp.	751	30,393
Federated Investors, Inc. — Class B1	1,053	30,569
Franklin Resources, Inc.	618	30,208
Goldman Sachs Group, Inc.	185	30,346

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Capital Markets - 1.3% (continued)
Invesco Ltd.	895	$28,810
Lazard Ltd. — Class A	890	32,360
Legg Mason, Inc.	917	31,536
LPL Financial Holdings, Inc.	752	28,621
Morgan Stanley	1,126	30,638
Northern Trust Corp.	493	28,860
Raymond James Financial, Inc.	662	29,174
SEI Investments Co.	1,010	31,926
State Street Corp.	435	30,306
T. Rowe Price Group, Inc.	388	29,193
TD Ameritrade Holding Corp.	1,182	31,949
Waddell & Reed Financial, Inc. — Class A	651	33,240
Total Capital Markets		771,068
Chemicals - 4.6%
Air Products & Chemicals, Inc.	938	101,904
Airgas, Inc.	932	96,192
Albemarle Corp.	1,428	88,550
Ashland, Inc.	1,074	93,266
Cabot Corp.	2,378	97,546
Celanese Corp. — Class A	2,015	96,841
CF Industries Holdings, Inc.	507	99,377
Cytec Industries, Inc.	1,186	92,389
Dow Chemical Co.	2,735	95,834
Eastman Chemical Co.	1,264	101,664
Ecolab, Inc.	1,052	96,931
EI du Pont de Nemours & Co.	1,682	97,035
FMC Corp.	1,440	95,270
Huntsman Corp.	5,286	95,254
International Flavors & Fragrances, Inc.	1,177	94,960
Kronos Worldwide, Inc.	5,406	89,415
LyondellBasell Industries N.V. — Class A	1,339	92,003
Monsanto Co.	878	86,729
Mosaic Co.	1,591	65,374
NewMarket Corp.	333	90,762
PPG Industries, Inc.	601	96,424
Praxair, Inc.	777	93,372
Rockwood Holdings, Inc.	1,415	95,838
RPM International, Inc.	2,798	98,602
Scotts Miracle-Gro Co. — Class A	1,875	94,219
Sherwin-Williams Co.	504	87,782
Sigma-Aldrich Corp.	1,105	92,334
Valspar Corp.	1,386	94,414
Westlake Chemical Corp.	929	96,635
WR Grace & Co.*	1,084	83,273
Total Chemicals		2,800,189
Commercial Banks - 1.7%
Associated Banc-Corp.	1,837	31,119
Bank of Hawaii Corp.	562	31,270
BankUnited, Inc.	1,081	32,689
BB&T Corp.	833	29,730
BOK Financial Corp.	446	29,744
CapitalSource, Inc.	3,075	37,208
CIT Group, Inc.*	621	31,118
City National Corp.	450	31,289
Comerica, Inc.	709	30,161
Commerce Bancshares, Inc.	655	29,888
Cullen/Frost Bankers, Inc.	426	30,689
East West Bancorp, Inc.	1,045	32,217
Fifth Third Bancorp	1,574	30,268
First Citizens BancShares, Inc. — Class A	145	30,378
First Horizon National Corp.	2,549	31,429
First Niagara Financial Group, Inc.	2,846	30,424
First Republic Bank	744	32,133
Fulton Financial Corp.	2,485	31,286
Huntington Bancshares, Inc.	3,621	30,960
KeyCorp	2,629	32,310
M&T Bank Corp.	263	30,734
PNC Financial Services Group, Inc.	389	29,583
Popular, Inc.*	953	31,354
Regions Financial Corp.	3,041	30,440
Signature Bank*	341	31,219
SunTrust Banks, Inc.	904	31,450
SVB Financial Group*	344	30,004
Synovus Financial Corp.	9,887	32,924
TCF Financial Corp.	2,011	30,648
U.S. Bancorp	785	29,296
Valley National Bancorp[1]	2,983	30,874
Wells Fargo & Co.	700	30,450
Zions Bancorporation	990	29,344
Total Commercial Banks		1,024,630
Commercial Services & Supplies - 1.1%
ADT Corp.	1,160	46,493
Cintas Corp.	1,023	48,603
Clean Harbors, Inc.*	908	51,248
Copart, Inc.*	1,531	49,773
Covanta Holding Corp.	2,367	49,257
Iron Mountain, Inc.	1,761	48,956
KAR Auction Services, Inc.	1,621	41,238
Pitney Bowes, Inc.	3,220	53,162
Republic Services, Inc. — Class A	1,387	47,033
Rollins, Inc.	1,847	47,099
RR Donnelley & Sons Co.[1]	3,359	63,787
Stericycle, Inc.*	427	49,506
Waste Connections, Inc.	1,156	50,009
Waste Management, Inc.	1,187	49,890
Total Commercial Services & Supplies		696,054
Communications Equipment - 1.2%
Brocade Communications Systems, Inc.*	10,140	67,532
Cisco Systems, Inc.	2,247	57,411
EchoStar Corp. — Class A*	1,400	55,944
F5 Networks, Inc.*	789	69,243
Harris Corp.	1,121	63,975
JDS Uniphase Corp.*	3,933	57,697
Juniper Networks, Inc.*	2,929	63,471
Motorola Solutions, Inc.	958	52,527
Palo Alto Networks, Inc.*	1,298	63,524
Polycom, Inc.*	5,305	50,716
QUALCOMM, Inc.	874	56,417
Riverbed Technology, Inc.*	3,532	55,240
Total Communications Equipment		713,697
Computers & Peripherals - 1.1%
3D Systems Corp.*	1,217	57,479

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Computers & Peripherals - 1.1% (continued)
Apple, Inc.	133	$60,183
Dell, Inc.	4,018	50,908
Diebold, Inc.	1,662	54,281
EMC Corp.	2,282	59,674
Hewlett-Packard Co.	2,263	58,114
Lexmark International, Inc. — Class A	1,567	58,747
NCR Corp.*	1,670	60,120
NetApp, Inc.	1,441	59,254
SanDisk Corp.	925	50,986
Stratasys Ltd.*,1	669	59,307
Western Digital Corp.	899	57,878
Total Computers & Peripherals		686,931
Construction & Engineering - 0.5%
AECOM Technology Corp.*	1,525	51,698
Chicago Bridge & Iron Company N.V.	787	46,889
Fluor Corp.	785	49,110
Jacobs Engineering Group, Inc.*	838	49,610
KBR, Inc.	1,452	45,419
Quanta Services, Inc.*	1,773	47,534
URS Corp.	995	46,268
Total Construction & Engineering		336,528
Construction Materials - 0.4%
Eagle Materials, Inc.	1,346	90,828
Martin Marietta Materials, Inc.	892	88,843
Vulcan Materials Co.	1,830	86,339
Total Construction Materials		266,010
Consumer Finance - 0.2%
American Express Co.	386	28,475
Capital One Financial Corp.	461	31,818
Discover Financial Services	610	30,201
SLM Corp.	1,228	30,344
Total Consumer Finance		120,838
Containers & Packaging - 2.0%
Aptargroup, Inc.	1,621	94,650
Avery Dennison Corp.	1,103	49,337
Ball Corp.	2,111	94,552
Bemis Company, Inc.	2,320	95,561
Crown Holdings, Inc.*	2,198	96,338
Greif, Inc. — Class A	1,731	95,759
MeadWestvaco Corp.	2,626	97,031
Owens-Illinois, Inc.*	3,304	98,294
Packaging Corporation of America	1,854	99,727
Rock Tenn Co. — Class A	899	102,801
Sealed Air Corp.	3,821	104,084
Silgan Holdings, Inc.	1,895	91,415
Sonoco Products Co.	2,610	100,459
Total Containers & Packaging		1,220,008
Distributors - 0.1%
Genuine Parts Co.	473	38,781
LKQ Corp.*	1,423	37,098
Total Distributors		75,879
Diversified Consumer Services - 0.3%
Apollo Group, Inc. — Class A*	1,885	34,345
DeVry, Inc.	1,221	36,728
H&R Block, Inc.	1,309	41,142
Service Corporation International	2,095	39,742
Weight Watchers International, Inc.	812	38,529
Total Diversified Consumer Services		190,486
Diversified Financial Services - 0.7%
Bank of America Corp.	2,224	32,470
CBOE Holdings, Inc.	637	31,914
Citigroup, Inc.	599	31,232
CME Group, Inc. — Class A	368	27,225
ING US, Inc.	1,080	33,610
Interactive Brokers Group, Inc. — Class A	1,770	28,674
IntercontinentalExchange, Inc.*	160	29,192
JPMorgan Chase & Co.	540	30,094
Leucadia National Corp.	1,128	30,264
McGraw Hill Financial, Inc.	687	42,498
Moody's Corp.	481	32,597
MSCI, Inc. — Class A*	854	29,933
NASDAQ OMX Group, Inc.	872	28,253
NYSE Euronext	689	29,048
Total Diversified Financial Services		437,004
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,955	104,223
CenturyLink, Inc.	2,959	106,080
Frontier Communications Corp.[1]	25,998	113,351
Intelsat S.A.*	5,072	108,744
Level 3 Communications, Inc.*	5,058	111,529
tw telecom, Inc. — Class A*	3,718	110,722
Verizon Communications, Inc.	2,052	101,533
Windstream Corp.[1]	13,148	109,786
Total Diversified Telecommunication Services		865,968
Electric Utilities - 3.4%
American Electric Power Company, Inc.	2,356	109,201
Duke Energy Corp.	1,566	111,186
Edison International	2,221	110,717
Entergy Corp.	1,496	100,980
Exelon Corp.	3,331	101,895
FirstEnergy Corp.	2,803	106,710
Great Plains Energy, Inc.	4,647	112,411
Hawaiian Electric Industries, Inc.	4,190	111,705
ITC Holdings Corp.	1,167	107,096
N.V. Energy, Inc.	4,411	104,232
NextEra Energy, Inc.	1,311	113,546
Northeast Utilities	2,551	113,290
OGE Energy Corp.	3,108	116,239
Pepco Holdings, Inc.	5,198	106,819
Pinnacle West Capital Corp.	1,938	114,148
PPL Corp.	3,507	111,417
Southern Co.	2,377	106,585
Westar Energy, Inc.	3,344	112,325
Xcel Energy, Inc.	3,647	109,228
Total Electric Utilities		2,079,730
Electrical Equipment - 1.0%
AMETEK, Inc.	1,136	52,574
Babcock & Wilcox Co.	1,579	48,223
Eaton Corporation plc	736	50,747

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Electrical Equipment - 1.0% (continued)
Emerson Electric Co.	848	$52,042
First Solar, Inc.*	1,945	95,772
Hubbell, Inc. — Class B	484	51,957
Regal-Beloit Corp.	737	47,669
Rockwell Automation, Inc.	558	54,042
Roper Industries, Inc.	387	48,747
SolarCity Corp.*,1	2,402	99,299
Total Electrical Equipment		601,072
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. — Class A	708	55,620
Arrow Electronics, Inc.*	1,413	64,503
Avnet, Inc.*	1,632	61,477
AVX Corp.	4,588	58,681
Corning, Inc.	3,796	57,661
Dolby Laboratories, Inc. — Class A	1,628	53,545
FLIR Systems, Inc.	1,802	58,511
Ingram Micro, Inc. — Class A*	2,915	66,549
IPG Photonics Corp.	909	55,358
Jabil Circuit, Inc.	2,707	62,234
Molex, Inc.	1,846	55,066
National Instruments Corp.	1,691	47,669
Tech Data Corp.*	1,161	59,606
Trimble Navigation Ltd.*	1,842	52,571
Vishay Intertechnology, Inc.*	3,933	56,596
Total Electronic Equipment & Instruments		865,647
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc.*	1,658	93,412
Baker Hughes, Inc.	1,917	90,923
Cameron International Corp.*	1,412	83,732
Diamond Offshore Drilling, Inc.	1,287	86,795
Dresser-Rand Group, Inc.*	1,484	90,331
Dril-Quip, Inc.*	970	88,183
FMC Technologies, Inc.*	1,550	82,615
Halliburton Co.	2,101	94,944
Helmerich & Payne, Inc.	1,359	85,889
McDermott International, Inc.*	10,044	86,881
Nabors Industries Ltd.	5,460	84,029
National Oilwell Varco, Inc.	1,279	89,747
Oceaneering International, Inc.	1,203	97,551
Oil States International, Inc.*	948	92,174
Patterson-UTI Energy, Inc.	4,326	85,525
Rowan Companies plc — Class A*	2,558	87,867
RPC, Inc.	6,125	87,710
Schlumberger Ltd.	1,198	97,433
Seadrill Ltd.	2,237	95,475
Superior Energy Services, Inc.*	3,254	83,367
Tidewater, Inc.	829	48,903
Unit Corp.*	2,019	91,017
Total Energy Equipment & Services		1,924,503
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	332	38,940
CVS Caremark Corp.	2,231	137,184
Fresh Market, Inc.*	2,508	132,372
Kroger Co.	3,658	143,649
Safeway, Inc.	5,466	140,967
Sysco Corp.	3,727	128,619
Walgreen Co.	2,791	140,247
Wal-Mart Stores, Inc.	491	38,269
Whole Foods Market, Inc.	2,432	135,171
Total Food & Staples Retailing		1,035,418
Food Products - 4.8%
Archer-Daniels-Midland Co.	3,806	138,804
Bunge Ltd.	1,822	138,489
Campbell Soup Co.	2,873	134,456
ConAgra Foods, Inc.	3,793	137,345
Dean Foods Co.*	12,649	137,873
Flowers Foods, Inc.	5,862	134,592
General Mills, Inc.	2,611	135,772
Green Mountain Coffee Roasters, Inc.*	1,712	132,132
Hershey Co.	1,460	138,509
Hillshire Brands Co.	3,858	135,840
Hormel Foods Corp.	3,313	140,305
Ingredion, Inc.	1,992	133,862
JM Smucker Co.	1,252	140,874
Kellogg Co.	1,999	132,414
Kraft Foods Group, Inc.	2,308	130,587
McCormick & Company, Inc.	1,772	126,893
Mead Johnson Nutrition Co. — Class A	1,632	118,875
Mondelez International, Inc. — Class A	4,411	137,931
Pinnacle Foods, Inc.	5,184	132,036
Smithfield Foods, Inc.*	3,849	127,787
Tyson Foods, Inc. — Class A	5,041	139,231
WhiteWave Foods Co. — Class A*	7,836	146,454
Total Food Products		2,971,061
Gas Utilities - 1.1%
AGL Resources, Inc.	2,459	112,598
Atmos Energy Corp.	2,632	116,440
National Fuel Gas Co.	1,772	114,879
ONEOK, Inc.	2,498	132,269
Questar Corp.	4,424	105,557
UGI Corp.	2,755	115,682
Total Gas Utilities		697,425
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	1,833	67,143
Alere, Inc.*	2,604	86,974
Baxter International, Inc.	927	67,708
Becton Dickinson and Co.	657	68,144
Boston Scientific Corp.*	7,134	77,903
CareFusion Corp.*	1,749	67,459
Cooper Companies, Inc.	552	70,297
Covidien plc	1,052	64,835
CR Bard, Inc.	591	67,729
DENTSPLY International, Inc.	1,599	68,565
Edwards Lifesciences Corp.*	959	68,453
Hill-Rom Holdings, Inc.	1,946	72,138
Hologic, Inc.*	3,277	74,388
IDEXX Laboratories, Inc.*	713	69,867
Intuitive Surgical, Inc.*	130	50,440
Medtronic, Inc.	1,243	68,663
ResMed, Inc.	1,364	64,995
Sirona Dental Systems, Inc.*	989	69,823
St. Jude Medical, Inc.	1,423	74,551
Stryker Corp.	994	70,037
Teleflex, Inc.	851	67,595

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Health Care Equipment & Supplies - 2.6% (continued)
Varian Medical Systems, Inc.*	966	$70,035
Zimmer Holdings, Inc.	859	71,709
Total Health Care Equipment & Supplies		1,599,451
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,036	66,480
AmerisourceBergen Corp. — Class A	1,202	70,041
Brookdale Senior Living, Inc. — Class A*	2,477	72,130
Cardinal Health, Inc.	1,381	69,174
Catamaran Corp.*	1,305	68,904
Cigna Corp.	910	70,825
Community Health Systems, Inc.	1,382	63,655
DaVita HealthCare Partners, Inc.*	529	61,581
Express Scripts Holding Co.*	1,053	69,024
HCA Holdings, Inc.	1,759	68,601
Health Management Associates, Inc. — Class A*	4,186	56,427
Health Net, Inc.*	2,106	64,591
Henry Schein, Inc.*	680	70,604
Humana, Inc.	764	69,723
Laboratory Corporation of America Holdings*	650	62,881
LifePoint Hospitals, Inc.*	1,323	65,039
McKesson Corp.	582	71,388
MEDNAX, Inc.*	723	70,435
Omnicare, Inc.	1,362	71,900
Patterson Companies, Inc.	1,726	70,576
Quest Diagnostics, Inc.	1,059	61,750
Tenet Healthcare Corp.*	1,432	63,939
UnitedHealth Group, Inc.	1,011	73,651
Universal Health Services, Inc. — Class B	983	68,761
VCA Antech, Inc.*	2,568	73,856
WellPoint, Inc.	806	68,961
Total Health Care Providers & Services		1,764,897
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	5,104	80,694
Cerner Corp.*	1,357	66,493
Total Health Care Technology		147,187
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc.*	666	47,739
Brinker International, Inc.	949	38,102
Burger King Worldwide, Inc.	1,840	35,310
Carnival Corp.	1,047	38,770
Chipotle Mexican Grill, Inc. — Class A*	100	41,227
Choice Hotels International, Inc.	922	38,328
Darden Restaurants, Inc.	743	36,444
Domino's Pizza, Inc.	634	39,676
Dunkin' Brands Group, Inc.	861	37,195
Hyatt Hotels Corp. — Class A*	930	42,083
International Game Technology	2,224	41,077
Las Vegas Sands Corp.	719	39,955
Marriott International, Inc. — Class A	928	38,577
McDonald's Corp.	374	36,682
MGM Resorts International*	2,664	43,450
Norwegian Cruise Line Holdings Ltd.*	1,269	38,400
Panera Bread Co. — Class A*	203	33,911
Penn National Gaming, Inc.*	706	35,293
Royal Caribbean Cruises Ltd.	1,103	42,013
SeaWorld Entertainment, Inc.	1,005	36,853
Six Flags Entertainment Corp.	1,024	37,673
Starbucks Corp.	562	40,037
Starwood Hotels & Resorts Worldwide, Inc.	581	38,433
Wendy's Co.	6,379	45,355
Wyndham Worldwide Corp.	649	40,433
Wynn Resorts Ltd.	291	38,741
Yum! Brands, Inc.	532	38,793
Total Hotels, Restaurants & Leisure		1,060,550
Household Durables - 1.0%
DR Horton, Inc.	1,743	35,034
Garmin Ltd.	1,045	41,884
Harman International Industries, Inc.	747	45,216
Jarden Corp.*	850	38,650
Leggett & Platt, Inc.	1,196	37,566
Lennar Corp. — Class A	1,035	35,055
Mohawk Industries, Inc.*	332	39,505
Newell Rubbermaid, Inc.	1,434	38,747
NVR, Inc.*	41	37,950
PulteGroup, Inc.	1,917	31,880
Taylor Morrison Home Corp. — Class A*	1,486	36,006
Tempur Sealy International, Inc.*	878	34,813
Toll Brothers, Inc.*	1,140	37,472
Tupperware Brands Corp.	489	41,213
Whirlpool Corp.	320	42,861
Total Household Durables		573,852
Household Products - 1.3%
Church & Dwight Company, Inc.	2,119	134,980
Clorox Co.	1,535	131,918
Colgate-Palmolive Co.	2,245	134,408
Energizer Holdings, Inc.	1,286	130,915
Kimberly-Clark Corp.	1,320	130,416
Procter & Gamble Co.	1,646	132,174
Total Household Products		794,811
Independent Power Producers & Energy Trader - 0.5%
AES Corp.	8,865	110,281
Calpine Corp.*	4,902	98,089
NRG Energy, Inc.	3,898	104,544
Total Independent Power Producers & Energy Trader		312,914
Industrial Conglomerates - 0.3%
3M Co.	428	50,260
Carlisle Companies, Inc.	745	50,466
Danaher Corp.	744	50,101

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Industrial Conglomerates - 0.3% (continued)
General Electric Co.	2,007	$48,911
Total Industrial Conglomerates		199,738
Insurance - 2.6%
ACE Ltd.	327	29,881
Aflac, Inc.	497	30,655
Alleghany Corp.*	75	30,291
Allied World Assurance Company Holdings AG	315	29,815
Allstate Corp.	601	30,639
American Financial Group, Inc.	590	30,497
American International Group, Inc.	649	29,536
American National Insurance Co.	295	33,188
Aon plc	443	29,903
Arch Capital Group Ltd.*	564	30,541
Arthur J Gallagher & Co.	655	29,069
Aspen Insurance Holdings Ltd.	778	29,167
Assurant, Inc.	564	30,546
Assured Guaranty Ltd.	1,320	28,565
Axis Capital Holdings Ltd.	625	27,225
Berkshire Hathaway, Inc. — Class B*	251	29,083
Brown & Brown, Inc.	905	29,856
Chubb Corp.	342	29,583
Cincinnati Financial Corp.	624	30,576
CNA Financial Corp.	891	31,639
Endurance Specialty Holdings Ltd.	570	29,999
Erie Indemnity Co. — Class A	374	30,058
Everest Re Group Ltd.	226	30,178
Fidelity National Financial, Inc. — Class A	1,250	30,600
Genworth Financial, Inc. — Class A*	2,589	33,631
Hanover Insurance Group, Inc.	591	31,814
Hartford Financial Services Group, Inc.	967	29,842
HCC Insurance Holdings, Inc.	668	29,746
Kemper Corp.	851	29,742
Lincoln National Corp.	794	33,086
Loews Corp.	643	29,289
Markel Corp.*	55	29,150
Marsh & McLennan Companies, Inc.	717	30,021
MBIA, Inc.*	2,204	29,754
Mercury General Corp.	661	29,216
MetLife, Inc.	628	30,408
Old Republic International Corp.	2,284	33,004
PartnerRe Ltd.	324	29,011
Principal Financial Group, Inc.	763	33,084
ProAssurance Corp.	561	30,030
Progressive Corp.	1,158	30,120
Protective Life Corp.	749	32,454
Prudential Financial, Inc.	396	31,272
Reinsurance Group of America, Inc. — Class A	423	28,802
RenaissanceRe Holdings Ltd.	334	29,048
StanCorp Financial Group, Inc.	587	31,164
Torchmark Corp.	437	31,062
Travelers Companies, Inc.	361	30,162
Unum Group	980	31,007
Validus Holdings Ltd.	822	29,123
White Mountains Insurance Group Ltd.	48	28,704
WR Berkley Corp.	706	29,913
XL Group plc — Class A	946	29,657
Total Insurance		1,604,406
Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	133	40,062
Expedia, Inc.	639	30,116
Groupon, Inc. — Class A*	6,612	58,582
HomeAway, Inc.*	1,140	34,325
Liberty Interactive Corp. — Class A*	1,648	40,310
Liberty Ventures*	446	40,015
Netflix, Inc.*	171	41,762
Priceline.com, Inc.*	44	38,529
TripAdvisor, Inc.*	592	44,412
Total Internet & Catalog Retail		368,113
Internet Software & Services - 1.1%
Akamai Technologies, Inc.*	1,286	60,699
AOL, Inc.	1,537	56,623
eBay, Inc.*	705	36,441
Equinix, Inc.*	304	54,522
Facebook, Inc. — Class A*	2,227	82,020
Google, Inc. — Class A*	63	55,919
IAC/InterActiveCorp	1,148	58,100
LinkedIn Corp. — Class A*	304	61,952
Pandora Media, Inc.*	2,224	40,788
Rackspace Hosting, Inc.*	1,493	67,618
VeriSign, Inc.*	1,207	57,743
Yahoo!, Inc.*	2,162	60,731
Total Internet Software & Services		693,156
IT Services - 2.1%
Accenture plc — Class A	583	43,031
Alliance Data Systems Corp.*	161	31,843
Amdocs Ltd.	1,489	57,282
Automatic Data Processing, Inc.	676	48,733
Booz Allen Hamilton Holding Corp.	2,781	59,458
Broadridge Financial Solutions, Inc.	1,086	31,429
Cognizant Technology Solutions Corp. — Class A*	859	62,183
Computer Sciences Corp.	1,233	58,765
CoreLogic, Inc.*	1,242	34,652
DST Systems, Inc.	833	58,335
Fidelity National Information Services, Inc.	654	28,227
Fiserv, Inc.*	327	31,470
FleetCor Technologies, Inc.*	337	30,252
Gartner, Inc.*	957	57,430
Genpact Ltd.	2,394	48,814
Global Payments, Inc.	613	28,388
International Business Machines Corp.	275	53,636
Jack Henry & Associates, Inc.	602	29,077
Lender Processing Services, Inc.	894	29,216
Mastercard, Inc. — Class A	49	29,920
NeuStar, Inc. — Class A*	1,128	63,258
Paychex, Inc.	1,233	48,630
SAIC, Inc.	4,114	62,903
Teradata Corp.*	1,111	65,682
Total System Services, Inc.	1,197	32,810

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
IT Services - 2.1% (continued)
Vantiv, Inc. — Class A*	1,039	$27,108
VeriFone Systems, Inc.*	3,307	63,064
Visa, Inc. — Class A	157	27,791
Western Union Co.	1,705	30,622
Total IT Services		1,274,009
Leisure Equipment & Products - 0.2%
Hasbro, Inc.[1]	829	38,134
Mattel, Inc.	821	34,507
Polaris Industries, Inc.	390	43,735
Total Leisure Equipment & Products		116,376
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	1,092	48,845
Bio-Rad Laboratories, Inc. — Class A*	582	70,998
Bruker Corp.*	3,992	71,537
Charles River Laboratories International, Inc.*	1,563	71,179
Covance, Inc.*	841	69,383
Illumina, Inc.*	875	69,843
Life Technologies Corp.*	870	64,902
Mettler-Toledo International, Inc.*	230	50,738
PerkinElmer, Inc.	1,968	67,089
QIAGEN N.V.*	3,352	70,057
Techne Corp.	928	68,431
Thermo Fisher Scientific, Inc.	774	70,519
Waters Corp.*	466	47,038
Total Life Sciences Tools & Services		840,559
Machinery - 3.3%
AGCO Corp.	908	51,075
Caterpillar, Inc.	562	46,595
CNH Global N.V.	1,130	53,099
Colfax Corp.*	925	49,090
Crane Co.	807	49,146
Cummins, Inc.	432	52,354
Deere & Co.	561	46,602
Donaldson Company, Inc.	1,322	47,923
Dover Corp.	605	51,812
Flowserve Corp.	880	49,878
Graco, Inc.	755	52,684
Harsco Corp.	2,081	53,607
IDEX Corp.	887	52,910
Illinois Tool Works, Inc.	684	49,275
Ingersoll-Rand plc	857	52,320
ITT Corp.	1,630	50,921
Joy Global, Inc.	927	45,887
Kennametal, Inc.	1,200	52,008
Lincoln Electric Holdings, Inc.	836	49,357
Manitowoc Company, Inc.	2,647	54,343
Navistar International Corp.*	1,660	56,689
Nordson Corp.	684	49,357
Oshkosh Corp.*	1,290	57,818
PACCAR, Inc.	895	50,362
Pall Corp.	714	49,951
Parker Hannifin Corp.	492	50,814
Pentair Ltd.	821	50,147
Snap-on, Inc.	530	50,271
SPX Corp.	646	49,361
Stanley Black & Decker, Inc.	607	51,364
Terex Corp.*	1,754	51,708
Timken Co.	1,612	94,173
Toro Co.	1,024	50,463
Trinity Industries, Inc.	1,261	49,646
Valmont Industries, Inc.	636	88,811
WABCO Holdings, Inc.*	502	39,688
Wabtec Corp.	918	53,299
Xylem, Inc.	1,790	44,625
Total Machinery		1,999,433
Marine - 0.1%
Kirby Corp.*	595	50,254
Media - 2.0%
AMC Networks, Inc. — Class A*	573	39,113
Cablevision Systems Corp. — Class A	2,428	45,379
CBS Corp. — Class B	762	40,264
Charter Communications, Inc. — Class A*	309	38,854
Cinemark Holdings, Inc.	1,311	38,176
Clear Channel Outdoor Holdings, Inc. — Class A*	4,942	36,670
Comcast Corp. — Class A	910	41,023
DIRECTV*	604	38,215
Discovery Communications, Inc. — Class A*	483	38,505
DISH Network Corp. — Class A	910	40,632
DreamWorks Animation SKG, Inc. — Class A*	1,486	36,793
Gannett Company, Inc.	1,526	39,310
Interpublic Group of Companies, Inc.	2,549	41,931
John Wiley & Sons, Inc. — Class A	923	41,655
Lamar Advertising Co. — Class A*	861	37,307
Liberty Global plc — Class A*	512	41,533
Liberty Media Corp. — Class A*	298	42,832
Lions Gate Entertainment Corp.*	1,326	43,135
Madison Square Garden Co. — Class A*	634	37,387
Morningstar, Inc.	376	28,659
News Corp. — Class A*	290	4,620
Omnicom Group, Inc.	591	37,984
Regal Entertainment Group — Class A	2,085	39,302
Scripps Networks Interactive, Inc. — Class A	562	39,773
Sirius XM Radio, Inc.	11,400	42,522
Starz — Class A*	1,687	38,076
Thomson Reuters Corp.[1]	885	30,117
Time Warner Cable, Inc.	366	41,750
Time Warner, Inc.	645	40,158
Twenty-First Century Fox, Inc.	1,160	34,661
Viacom, Inc. — Class B	557	40,533
Walt Disney Co.	584	37,756
Washington Post Co. — Class B	74	39,765
Total Media		1,254,390

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Metals & Mining - 2.2%
Alcoa, Inc.	11,226	$89,247
Allegheny Technologies, Inc.	3,349	92,332
Carpenter Technology Corp.	1,979	103,462
Cliffs Natural Resources, Inc.[1]	5,489	107,090
Compass Minerals International, Inc.	1,057	79,909
Freeport-McMoRan Copper & Gold, Inc.	3,262	92,249
Newmont Mining Corp.	3,072	92,160
Nucor Corp.	2,034	95,151
Reliance Steel & Aluminum Co.	1,396	97,999
Royal Gold, Inc.	2,098	108,446
Southern Copper Corp.	3,268	85,197
Steel Dynamics, Inc.	6,165	95,927
Tahoe Resources, Inc.*	6,972	105,556
United States Steel Corp.	5,214	90,463
Total Metals & Mining		1,335,188
Multiline Retail - 0.7%
Big Lots, Inc.*	1,149	41,513
Dillard's, Inc. — Class A	446	37,656
Dollar General Corp.*	723	39,526
Dollar Tree, Inc.*	734	39,379
Family Dollar Stores, Inc.	604	41,531
JC Penney Company, Inc.*	2,284	33,346
Kohl's Corp.	721	38,199
Macy's, Inc.	784	37,899
Nordstrom, Inc.	621	38,030
Sears Holdings Corp.*,1	844	38,655
Target Corp.	529	37,691
Total Multiline Retail		423,425
Multi-Utilities - 3.1%
Alliant Energy Corp.	2,121	112,349
Ameren Corp.	3,098	110,939
CenterPoint Energy, Inc.	4,484	111,293
CMS Energy Corp.	3,832	107,258
Consolidated Edison, Inc.	1,814	108,659
Dominion Resources, Inc.	1,853	109,901
DTE Energy Co.	1,585	112,060
Integrys Energy Group, Inc.	1,802	113,166
MDU Resources Group, Inc.	4,112	115,300
NiSource, Inc.	3,714	114,094
PG&E Corp.	2,314	106,189
Public Service Enterprise Group, Inc.	3,206	108,331
SCANA Corp.	2,134	110,776
Sempra Energy	1,279	112,079
TECO Energy, Inc.	6,108	107,928
Vectren Corp.	3,121	115,539
Wisconsin Energy Corp.	2,570	111,744
Total Multi-Utilities		1,887,605
Office Electronics - 0.2%
Xerox Corp.	5,173	50,178
Zebra Technologies Corp. — Class A*	1,077	49,725
Total Office Electronics		99,903
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	1,017	90,025
Apache Corp.	1,047	84,022
Cabot Oil & Gas Corp.	1,228	93,107
Cheniere Energy, Inc.*	3,238	92,510
Chesapeake Energy Corp.	4,368	101,774
Chevron Corp.	735	92,529
Cimarex Energy Co.	1,267	96,837
Cobalt International Energy, Inc.*	3,320	95,782
Concho Resources, Inc.*	1,010	90,587
ConocoPhillips	1,446	93,788
CONSOL Energy, Inc.	3,097	96,100
Continental Resources, Inc.*	1,025	94,608
CVR Energy, Inc.	1,801	84,989
Denbury Resources, Inc.*	4,993	87,378
Devon Energy Corp.	1,628	89,556
Energen Corp.	1,982	118,702
EOG Resources, Inc.	664	96,605
Equities Corp.	1,074	92,901
Exxon Mobil Corp.	969	90,844
Golar LNG Ltd.	2,726	94,129
Gulfport Energy Corp.*	1,827	97,196
Hess Corp.	1,359	101,191
HollyFrontier Corp.	2,050	93,378
Kinder Morgan, Inc.	2,326	87,830
Kosmos Energy Ltd.*	8,386	88,556
Laredo Petroleum Holdings, Inc.*	4,259	93,315
Marathon Oil Corp.	2,469	89,773
Marathon Petroleum Corp.	1,198	87,849
Murphy Oil Corp.	1,412	95,621
Newfield Exploration Co.*	3,593	88,388
Noble Energy, Inc.	1,447	90,423
Oasis Petroleum, Inc.*	2,221	93,371
Occidental Petroleum Corp.	975	86,824
PBF Energy, Inc.	3,485	79,772
Peabody Energy Corp.	5,752	95,253
Phillips 66	1,457	89,606
Pioneer Natural Resources Co.	585	90,535
QEP Resources, Inc.	3,066	93,482
Range Resources Corp.	1,084	85,744
SandRidge Energy, Inc.*,1	17,646	95,641
SM Energy Co.	1,429	98,215
Southwestern Energy Co.*	2,369	91,894
Spectra Energy Corp.	2,535	91,235
Teekay Corp.	1,194	47,366
Tesoro Corp.	1,622	92,211
Ultra Petroleum Corp.*,1	4,113	89,046
Valero Energy Corp.	2,471	88,388
Whiting Petroleum Corp.*	1,912	98,411
Williams Companies, Inc.	2,711	92,635
World Fuel Services Corp.	2,192	84,918
WPX Energy, Inc.*	4,494	86,330
Total Oil, Gas & Consumable Fuels		4,661,170
Paper & Forest Products - 0.3%
Domtar Corp.	1,342	93,282
International Paper Co.	2,053	99,180
Total Paper & Forest Products		192,462
Personal Products - 0.5%
Avon Products, Inc.	1,744	39,868
Estee Lauder Companies, Inc. — Class A	562	36,895
Herbalife Ltd.[1]	2,704	177,111

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Personal Products - 0.5% (continued)
Nu Skin Enterprises, Inc. — Class A	603	$50,435
Total Personal Products		304,309
Pharmaceuticals - 2.0%
AbbVie, Inc.	1,512	68,766
Actavis, Inc.*	531	71,297
Allergan, Inc.	756	68,887
Bristol-Myers Squibb Co.	1,427	61,703
Eli Lilly & Co.	1,310	69,574
Endo Health Solutions, Inc.*	1,725	66,344
Forest Laboratories, Inc.*	1,584	68,999
Hospira, Inc.*	1,858	75,621
Jazz Pharmaceuticals plc*	976	73,698
Johnson & Johnson	755	70,593
Mallinckrodt plc*	130	5,966
Merck & Company, Inc.	1,394	67,149
Mylan, Inc.*	2,118	71,080
Perrigo Co.	542	67,419
Pfizer, Inc.	2,301	67,258
Salix Pharmaceuticals Ltd.*	999	73,826
Warner Chilcott plc — Class A	3,358	71,559
Zoetis, Inc.	2,045	60,961
Total Pharmaceuticals		1,180,700
Professional Services - 0.6%
Dun & Bradstreet Corp.	297	30,778
Equifax, Inc.	480	30,350
IHS, Inc. — Class A*	461	50,609
Manpowergroup, Inc.	851	56,906
Nielsen Holdings N.V.	1,080	36,094
Robert Half International, Inc.	1,421	52,918
Towers Watson & Co. — Class A	583	49,106
Verisk Analytics, Inc. — Class A*	798	51,359
Total Professional Services		358,120
Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	448	30,688
American Campus Communities, Inc.	733	28,155
American Capital Agency Corp.	1,215	27,374
American Tower Corp. — Class A	388	27,467
Annaly Capital Management, Inc.	2,211	26,355
Apartment Investment & Management Co. — Class A	974	28,616
AvalonBay Communities, Inc.	209	28,286
BioMed Realty Trust, Inc.	1,468	30,329
Boston Properties, Inc.	273	29,197
Brandywine Realty Trust	2,130	29,692
BRE Properties, Inc.	583	30,934
Camden Property Trust	420	29,627
CBL & Associates Properties, Inc.	1,338	30,466
Chimera Investment Corp.	9,550	28,459
CommonWealth REIT	1,244	28,699
Corporate Office Properties Trust	1,131	28,818
Corrections Corporation of America	1,379	45,576
DDR Corp.	1,753	29,941
Digital Realty Trust, Inc.	483	26,705
Douglas Emmett, Inc.	1,143	28,586
Duke Realty Corp.	1,891	31,145
Equity Lifestyle Properties, Inc.	735	28,290
Equity Residential	501	28,056
Essex Property Trust, Inc.	181	29,193
Extra Space Storage, Inc.	677	28,468
Federal Realty Investment Trust	286	30,124
General Growth Properties, Inc.	1,452	30,114
Hatteras Financial Corp.	1,136	22,822
HCP, Inc.	642	28,165
Health Care REIT, Inc.	438	28,247
Healthcare Trust of America, Inc. — Class A	2,569	28,131
Home Properties, Inc.	446	28,459
Hospitality Properties Trust	1,117	31,823
Host Hotels & Resorts, Inc.	1,708	30,505
Kilroy Realty Corp.	554	28,996
Kimco Realty Corp.	1,347	30,375
Liberty Property Trust	790	30,186
Macerich Co.	476	29,536
Mack-Cali Realty Corp.	1,173	28,222
MFA Financial, Inc.	3,385	27,012
Mid-America Apartment Communities, Inc.	433	29,249
National Retail Properties, Inc.	855	29,916
Omega Healthcare Investors, Inc.	937	29,825
Piedmont Office Realty Trust, Inc. — Class A	1,617	29,252
Plum Creek Timber Company, Inc.	616	30,048
Post Properties, Inc.	591	27,493
Prologis, Inc.	765	29,345
Public Storage	188	29,933
Rayonier, Inc.	529	30,915
Realty Income Corp.	682	29,606
Regency Centers Corp.	584	30,794
Retail Properties of America, Inc. — Class A	1,973	27,800
Senior Housing Properties Trust	1,115	28,042
Simon Property Group, Inc.	180	28,811
SL Green Realty Corp.	330	29,915
Spirit Realty Capital, Inc.	1,348	12,307
Starwood Property Trust, Inc.	1,174	29,820
Tanger Factory Outlet Centers	863	27,987
Taubman Centers, Inc.	382	27,970
Two Harbors Investment Corp.	2,727	27,352
UDR, Inc.	1,147	28,721
Ventas, Inc.	420	27,611
Vornado Realty Trust	357	30,277
Weingarten Realty Investors	954	29,879
Weyerhaeuser Co.	1,022	29,025
WP Carey, Inc.	439	31,002
Total Real Estate Investment Trusts (REITs)		1,914,734
Real Estate Management & Development - 0.3%
CBRE Group, Inc. — Class A*	1,283	29,727
Forest City Enterprises, Inc. — Class A*	1,617	28,330
Howard Hughes Corp.*	265	28,941
Jones Lang LaSalle, Inc.	322	29,312
Realogy Holdings Corp.*	590	26,526

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Real Estate Management & Development - 0.3% (continued)
St. Joe Co.*	1,358	$30,799
Total Real Estate Management & Development		173,635
Road & Rail - 1.0%
AMERCO	223	37,089
Avis Budget Group, Inc.*	1,276	40,373
Con-way, Inc.	1,176	48,745
CSX Corp.	2,004	49,719
Genesee & Wyoming, Inc. — Class A*	543	48,685
Hertz Global Holdings, Inc.*	1,553	39,772
J.B. Hunt Transport Services, Inc.	671	50,278
Kansas City Southern	435	46,871
Landstar System, Inc.	916	49,519
Norfolk Southern Corp.	641	46,896
Old Dominion Freight Line, Inc.*	1,114	48,660
Ryder System, Inc.	768	47,493
Union Pacific Corp.	304	48,211
Total Road & Rail		602,311
Semiconductors & Semicond - 0.2%
Broadcom Corp. — Class A	1,599	44,084
NVIDIA Corp.	3,793	54,733
Total Semiconductors & Semicond		98,817
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.*	12,999	49,006
Altera Corp.	1,656	58,887
Analog Devices, Inc.	1,212	59,824
Applied Materials, Inc.	3,532	57,607
Atmel Corp.*	7,597	60,016
Avago Technologies Ltd.	1,455	53,369
Cree, Inc.*	895	62,561
Fairchild Semiconductor International, Inc. — Class A*	3,966	50,051
Freescale Semiconductor Ltd.*	3,918	61,513
Intel Corp.	2,260	52,658
KLA-Tencor Corp.	972	56,988
Lam Research Corp.*	1,196	58,867
Linear Technology Corp.	1,482	60,110
LSI Corp.	7,864	61,182
Marvell Technology Group Ltd.	4,708	61,063
Maxim Integrated Products, Inc.	1,947	55,684
Microchip Technology, Inc.	1,465	58,219
Micron Technology, Inc.*	3,924	51,993
ON Semiconductor Corp.*	6,969	57,425
Silicon Laboratories, Inc.*	1,312	51,247
Skyworks Solutions, Inc.*	2,522	60,578
Teradyne, Inc.*	3,172	52,306
Texas Instruments, Inc.	1,542	60,446
Xilinx, Inc.	1,377	64,292
Total Semiconductors & Semiconductor Equipment		1,375,892
Software - 3.3%
Activision Blizzard, Inc.	3,918	70,446
Adobe Systems, Inc.*	1,216	57,492
ANSYS, Inc.*	753	60,120
Autodesk, Inc.*	1,585	56,093
BMC Software, Inc.*	1,201	55,210
CA, Inc.	1,976	58,766
Cadence Design Systems, Inc.*	3,784	55,171
Citrix Systems, Inc.*	921	66,330
Compuware Corp.	5,237	59,388
Concur Technologies, Inc.*	694	61,690
Electronic Arts, Inc.*	2,477	64,699
FactSet Research Systems, Inc.	284	31,007
Fortinet, Inc.*	3,224	68,510
Informatica Corp.*	1,616	61,683
Intuit, Inc.	917	58,615
MICROS Systems, Inc.*	1,280	62,374
Microsoft Corp.	1,603	51,023
NetSuite, Inc.*	624	58,587
Nuance Communications, Inc.*	2,943	55,211
Oracle Corp.	1,803	58,327
Red Hat, Inc.*	1,176	60,882
Rovi Corp.*	2,350	52,946
Salesforce.com, Inc.*	1,441	63,044
ServiceNow, Inc.*	1,363	59,400
SolarWinds, Inc.*	1,410	50,041
Solera Holdings, Inc.	1,037	59,016
Splunk, Inc.*	1,227	61,362
Symantec Corp.	2,441	65,126
Synopsys, Inc.*	1,537	56,930
Tableau Software, Inc. — Class A*	993	55,012
TIBCO Software, Inc.*	2,687	67,014
VMware, Inc. — Class A*	822	67,560
Workday, Inc. — Class A*	856	58,456
Zynga, Inc. — Class A*	19,689	58,673
Total Software		2,006,204
Specialty Retail - 2.5%
Aaron's, Inc.	1,324	37,946
Abercrombie & Fitch Co. — Class A	833	41,542
Advance Auto Parts, Inc.	447	36,873
American Eagle Outfitters, Inc.	2,014	39,555
Ascena Retail Group, Inc.*	2,120	40,471
AutoNation, Inc.*	853	40,859
AutoZone, Inc.*	87	39,026
Bed Bath & Beyond, Inc.*	531	40,606
Best Buy Company, Inc.	1,365	41,073
Cabela's, Inc.*	561	38,507
CarMax, Inc.*	821	40,262
Chico's FAS, Inc.	2,249	38,525
CST Brands, Inc.*	2,712	88,438
Dick's Sporting Goods, Inc.	723	37,169
DSW, Inc. — Class A	500	37,895
Foot Locker, Inc.	1,054	38,081
GameStop Corp. — Class A	910	44,645
GNC Holdings, Inc. — Class A	2,738	144,511
Guess?, Inc.	1,193	40,180
Home Depot, Inc.	492	38,883
L Brands, Inc.	735	40,991
Lowe's Companies, Inc.	924	41,192
O'Reilly Automotive, Inc.*	329	41,211
PetSmart, Inc.	541	39,612
Ross Stores, Inc.	571	38,525
Sally Beauty Holdings, Inc.*	1,199	36,581
Signet Jewelers Ltd.	549	40,137
Staples, Inc.	2,306	39,248
The Gap, Inc.	888	40,759

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Specialty Retail - 2.5% (continued)
Tiffany & Co.	504	$40,073
TJX Companies, Inc.	740	38,510
Tractor Supply Co.	327	39,610
Ulta Salon Cosmetics & Fragrance, Inc.*	373	37,636
Urban Outfitters, Inc.*	936	39,836
Williams-Sonoma, Inc.	675	39,731
Total Specialty Retail		1,538,699
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	504	35,945
Coach, Inc.	662	35,172
Deckers Outdoor Corp.*	763	41,835
Fossil Group, Inc.*	363	39,894
Hanesbrands, Inc.	721	45,755
Michael Kors Holdings Ltd.*	619	41,683
NIKE, Inc. — Class B	604	38,004
PVH Corp.	296	39,010
Ralph Lauren Corp. — Class A	216	39,325
Under Armour, Inc. — Class A*	635	42,628
VF Corp.	193	38,021
Total Textiles, Apparel & Luxury Goods		437,272
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	3,198	30,573
Nationstar Mortgage Holdings, Inc.*	754	34,895
New York Community Bancorp, Inc.	2,045	31,023
Ocwen Financial Corp.*	688	32,763
People's United Financial, Inc.	1,917	28,755
TFS Financial Corp.*	2,579	30,097
Washington Federal, Inc.	1,541	33,517
Total Thrifts & Mortgage Finance		221,623
Tobacco - 0.8%
Altria Group, Inc.	3,615	126,742
Lorillard, Inc.	2,899	123,294
Philip Morris International, Inc.	1,458	130,024
Reynolds American, Inc.	2,630	130,001
Total Tobacco		510,061
Trading Companies & Distributors - 0.8%
Air Lease Corp. — Class A	1,738	48,455
Fastenal Co.	1,954	95,766
GATX Corp.	996	44,999
MRC Global, Inc.*	3,198	85,770
MSC Industrial Direct Company, Inc. — Class A	589	47,680
United Rentals, Inc.*	966	55,371
WESCO International, Inc.*	690	52,288
WW Grainger, Inc.	183	47,972
Total Trading Companies & Distributors		478,301
Water Utilities - 0.4%
American Water Works Company, Inc.	2,580	110,114
Aqua America, Inc.	3,349	113,397
Total Water Utilities		223,511
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp.*	791	55,568
SBA Communications Corp. — Class A*	755	55,938
Sprint Corp.*	3,935	23,453
Telephone & Data Systems, Inc.	4,627	122,662
T-Mobile US, Inc.	4,495	108,374
United States Cellular Corp.	3,092	122,782
Total Wireless Telecommunication Services		488,777
Total Common Stocks
(Cost $51,173,639)		60,887,902
EXCHANGE TRADED FUNDS† - 0.6%
iShares Russell 1000 ETF*	3,890	365,154
Total Exchange Traded Funds
(Cost $362,568)		365,154
SHORT TERM INVESTMENTS†† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	46,876	46,876
Total Short Term Investments
(Cost $46,876)		46,876

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.0%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$339,298	339,298
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	301,746	301,746
Total Securities Lending Collateral
(Cost $641,044)		641,044
Total Investments - 100.9%
(Cost $52,224,127)		$61,940,976
Other Assets & Liabilities, net - (0.9)%		(579,422)
Total Net Assets - 100.0%		$61,361,554

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

plc- Public Limited Company
REIT-Real Estate Investment Trust

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Aerospace & Defense - 1.0%
AAR Corp.	386	$9,357
Aerovironment, Inc.*	418	9,451
American Science & Engineering, Inc.	129	7,842
API Technologies Corp.*	3,176	9,687
Astronics Corp.*	211	8,337
Cubic Corp.	171	8,644
Curtiss-Wright Corp.	226	9,185
DigitalGlobe, Inc.*	237	7,679
Ducommun, Inc.*	409	9,342
Engility Holdings, Inc.*	294	9,581
Erickson Air-Crane, Inc.*	455	8,486
Esterline Technologies Corp.*	118	9,610
GenCorp, Inc.*	519	9,088
HEICO Corp.	162	9,202
Innovative Solutions & Support, Inc.	1,054	8,126
KEYW Holding Corp.*	546	7,005
Kratos Defense & Security Solutions, Inc.*	1,334	8,991
LMI Aerospace, Inc.*	457	8,450
Moog, Inc. — Class A*	162	9,111
Orbital Sciences Corp.*	475	8,807
Sparton Corp.*	426	7,570
Taser International, Inc.*	940	8,347
Teledyne Technologies, Inc.*	110	8,819
Total Aerospace & Defense		200,717
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	1,261	8,423
Atlas Air Worldwide Holdings, Inc.*	187	8,348
Echo Global Logistics, Inc.*	434	9,448
Forward Air Corp.	216	7,899
Hub Group, Inc. — Class A*	227	8,683
Pacer International, Inc.*	1,294	8,010
Park-Ohio Holdings Corp.*	259	9,099
UTI Worldwide, Inc.	527	8,696
XPO Logistics, Inc.*	470	11,496
Total Air Freight & Logistics		80,102
Airlines - 0.3%
Allegiant Travel Co. — Class A	77	7,498
Hawaiian Holdings, Inc.*	1,395	10,658
JetBlue Airways Corp.*	1,344	8,790
Republic Airways Holdings, Inc.*	725	9,954
SkyWest, Inc.	595	8,996
Spirit Airlines, Inc.*	269	8,890
US Airways Group, Inc.*	497	9,617
Total Airlines		64,403
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	410	7,975
Cooper Tire & Rubber Co.	222	7,446
Dana Holding Corp.	411	8,980
Dorman Products, Inc.	159	7,486
Drew Industries, Inc.	182	7,431
Federal-Mogul Corp.*	732	11,405
Fuel Systems Solutions, Inc.*	458	8,331
Gentherm, Inc.*	404	8,242
Modine Manufacturing Co.*	758	8,338
Remy International, Inc.	400	8,316
Spartan Motors, Inc.	1,420	8,605
Standard Motor Products, Inc.	215	7,394
Stoneridge, Inc.*	665	8,033
Superior Industries International, Inc.	409	7,448
Tenneco, Inc.*	167	8,071
Tower International, Inc.*	388	8,656
Total Auto Components		132,157
Automobiles - 0.0%
Winnebago Industries, Inc.*	358	8,563
Beverages - 0.5%
Boston Beer Company, Inc. — Class A*	206	36,870
Coca-Cola Bottling Company Consolidated	583	37,230
National Beverage Corp.	2,063	36,680
Total Beverages		110,780
Biotechnology - 4.4%
ACADIA Pharmaceuticals, Inc.*	444	8,747
Achillion Pharmaceuticals, Inc.*	947	6,762
Acorda Therapeutics, Inc.*	236	8,961
Aegerion Pharmaceuticals, Inc.*	123	11,266
Alnylam Pharmaceuticals, Inc.*	254	11,727
AMAG Pharmaceuticals, Inc.*	350	7,875
Amicus Therapeutics, Inc.*	3,599	8,782
Anacor Pharmaceuticals, Inc.*	1,358	10,389
Arena Pharmaceuticals, Inc.*	922	6,408
Arqule, Inc.*	3,067	8,189
Array BioPharma, Inc.*	1,646	10,962
Astex Pharmaceuticals*	1,855	9,702
AVEO Pharmaceuticals, Inc.*	3,052	7,325
Biotime, Inc.*	1,891	7,432
Cell Therapeutics, Inc.*	6,535	7,385
Celldex Therapeutics, Inc.*	515	10,547
Cepheid, Inc.*	222	7,741
Chelsea Therapeutics International Ltd.*	3,497	10,351
ChemoCentryx, Inc.*	535	7,479
Chimerix, Inc.*	336	7,641
Clovis Oncology, Inc.*	117	9,112
Coronado Biosciences, Inc.*	914	7,157
Curis, Inc.*	2,328	9,661
Cytokinetics, Inc.*	618	7,688
Cytori Therapeutics, Inc.*	3,327	9,382
Dendreon Corp.*	1,818	8,345
Durata Therapeutics, Inc.*	1,082	9,370
Dyax Corp.*	2,293	9,241
Dynavax Technologies Corp.*	7,164	9,528
Emergent Biosolutions, Inc.*	518	9,163
Enanta Pharmaceuticals, Inc.*	415	7,611
Enzon Pharmaceuticals, Inc.	4,514	9,028
Epizyme, Inc.*	277	10,000
Exact Sciences Corp.*	563	7,724
Exelixis, Inc.*,1	1,670	8,467
Fibrocell Science, Inc.*	1,215	6,051
Galena Biopharma, Inc.*,1	3,725	7,264
Genomic Health, Inc.*	236	8,411

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Biotechnology - 4.4% (continued)
Geron Corp.*	6,010	$7,873
GTx, Inc.*	1,149	5,504
Halozyme Therapeutics, Inc.*	1,164	9,906
Hyperion Therapeutics, Inc.*	336	8,417
Idenix Pharmaceuticals, Inc.*	2,124	8,347
ImmunoGen, Inc.*,1	469	8,934
Immunomedics, Inc.*	1,484	8,444
Infinity Pharmaceuticals, Inc.*	449	9,510
Insmed, Inc.*	655	7,277
Insys Therapeutics, Inc.*	615	10,504
Intercept Pharmaceuticals, Inc.*	189	8,847
InterMune, Inc.*	782	12,129
Ironwood Pharmaceuticals, Inc. — Class A*	695	8,507
Isis Pharmaceuticals, Inc.*	279	8,049
KaloBios Pharmaceuticals, Inc.*	1,481	8,916
Keryx Biopharmaceuticals, Inc.*	1,021	9,291
KYTHERA Biopharmaceuticals, Inc.*	286	7,882
Lexicon Pharmaceuticals, Inc.*	3,707	9,193
Ligand Pharmaceuticals, Inc. — Class B*	207	9,808
MannKind Corp.*	1,192	9,202
MEI Pharma, Inc.*	1,040	7,894
Merrimack Pharmaceuticals, Inc.*	1,244	5,946
MiMedx Group, Inc.*	1,001	6,266
Momenta Pharmaceuticals, Inc.*	527	9,096
Nanosphere, Inc.*	2,216	7,003
Neurocrine Biosciences, Inc.*	585	8,184
NewLink Genetics Corp.*	334	5,999
Novavax, Inc.*	3,745	10,074
NPS Pharmaceuticals, Inc.*	510	9,185
OncoGenex Pharmaceutical, Inc.*	786	7,679
Opko Health, Inc.*	1,074	8,001
Orexigen Therapeutics, Inc.*	1,252	9,515
Osiris Therapeutics, Inc.*	729	8,347
OvaScience, Inc.*	524	6,650
PDL BioPharma, Inc.	986	8,006
Peregrine Pharmaceuticals, Inc.*	4,869	6,914
Portola Pharmaceuticals, Inc.*	350	8,043
Progenics Pharmaceuticals, Inc.*	1,721	10,309
Prothena Corporation plc*	638	11,082
Puma Biotechnology, Inc.*	177	9,046
Raptor Pharmaceutical Corp.*	923	9,202
Receptos, Inc.*	394	7,837
Regulus Therapeutics, Inc.*	783	7,940
Repligen Corp.*	974	9,906
Rigel Pharmaceuticals, Inc.*	2,110	8,039
Sangamo Biosciences, Inc.*	1,012	9,867
Sarepta Therapeutics, Inc.*	188	6,960
SIGA Technologies, Inc.*	2,691	8,584
Spectrum Pharmaceuticals, Inc.	997	8,415
Stemline Therapeutics, Inc.*	294	8,273
Sunesis Pharmaceuticals, Inc.*	1,459	7,412
Synageva BioPharma Corp.*	179	8,610
Synergy Pharmaceuticals, Inc.*	1,630	7,335
Synta Pharmaceuticals Corp.*,1	1,698	11,394
Targacept, Inc.*	1,675	8,375
TESARO, Inc.*	231	7,882
Tetraphase Pharmaceuticals, Inc.*	945	7,466
TG Therapeutics, Inc.*	1,192	7,283
Threshold Pharmaceuticals, Inc.*	1,488	8,065
Trius Therapeutics, Inc.*	945	13,325
Vanda Pharmaceuticals, Inc.*	966	11,264
Verastem, Inc.*	587	8,969
Vical, Inc.*	2,460	9,496
XOMA Corp.*	2,159	11,723
ZIOPHARM Oncology, Inc.*	3,985	11,875
Total Biotechnology		894,150
Building Products - 1.4%
AAON, Inc.	756	16,307
American Woodmark Corp.*	211	7,320
Apogee Enterprises, Inc.	702	18,786
Builders FirstSource, Inc.*	2,734	16,131
Gibraltar Industries, Inc.*	1,116	17,186
Griffon Corp.	1,497	17,814
Insteel Industries, Inc.	914	15,355
NCI Building Systems, Inc.*	1,066	15,116
Nortek, Inc.*	256	17,283
Patrick Industries, Inc.*	792	19,729
PGT, Inc.*	1,988	19,880
Ply Gem Holdings, Inc.*	787	14,748
Quanex Building Products Corp.	995	16,935
Simpson Manufacturing Company, Inc.	580	19,152
Trex Company, Inc.*	328	15,528
Universal Forest Products, Inc.	399	16,459
USG Corp.*	716	17,993
Total Building Products		281,722
Capital Markets - 1.4%
Apollo Investment Corp.	553	4,496
Arlington Asset Investment Corp. — Class A	156	3,944
BGC Partners, Inc. — Class A	734	4,610
BlackRock Kelso Capital Corp.	448	4,529
Calamos Asset Management, Inc. — Class A	398	4,239
Capital Southwest Corp.	30	4,349
CIFC Corp.	567	3,867
Cohen & Steers, Inc.	122	4,193
Cowen Group, Inc. — Class A*	1,374	4,438
Diamond Hill Investment Group, Inc.	51	5,280
Evercore Partners, Inc. — Class A	111	5,264
FBR & Co.*	167	4,791
Fidus Investment Corp.	230	4,471
Fifth Street Finance Corp.	410	4,444
Financial Engines, Inc.	90	4,297
Firsthand Technology Value Fund, Inc.*	212	4,541
FXCM, Inc. — Class A	252	4,158
GAMCO Investors, Inc. — Class A	72	4,062
Garrison Capital, Inc.	277	4,127
GFI Group, Inc.	1,092	4,368
Gladstone Capital Corp.	514	4,431
Gladstone Investment Corp.	576	4,136
Golub Capital BDC, Inc.	237	4,309
Greenhill & Company, Inc.	92	4,631

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Capital Markets - 1.4% (continued)
GSV Capital Corp.*	537	$4,967
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	365	4,333
Hercules Technology Growth Capital, Inc.	307	4,280
HFF, Inc. — Class A	245	5,145
Horizon Technology Finance Corp.	316	4,421
ICG Group, Inc.*	619	7,508
International. FCStone, Inc.*	237	4,387
Investment Technology Group, Inc.*	295	4,192
Janus Capital Group, Inc.	495	4,638
JMP Group, Inc.	606	4,303
KCAP Financial, Inc.	395	4,136
KCG Holdings, Inc. — Class A*	378	3,485
Ladenburg Thalmann Financial Services, Inc.*	2,433	4,574
Main Street Capital Corp.	156	4,763
Manning & Napier, Inc. — Class A	227	4,075
MCG Capital Corp.	828	4,546
Medallion Financial Corp.	299	4,512
Medley Capital Corp.	315	4,599
MVC Capital, Inc.	329	4,185
New Mountain Finance Corp.	296	4,292
NGP Capital Resources Co.	669	4,402
Oppenheimer Holdings, Inc. — Class A	226	4,330
PennantPark Floating Rate Capital Ltd.	291	4,091
PennantPark Investment Corp.	386	4,497
Piper Jaffray Cos.*	129	4,328
Prospect Capital Corp.	391	4,281
Pzena Investment Management, Inc. — Class A	654	4,656
Safeguard Scientifics, Inc.*	266	3,977
Solar Capital Ltd.	183	4,031
Solar Senior Capital Ltd.	229	4,337
Stellus Capital Investment Corp.	276	4,181
Stifel Financial Corp.*	119	4,480
SWS Group, Inc.*	723	4,309
TCP Capital Corp.	256	4,068
THL Credit, Inc.	278	4,331
TICC Capital Corp.	441	4,428
Triangle Capital Corp.	152	4,414
Virtus Investment Partners, Inc.*	21	3,917
Walter Investment Management Corp.*	127	5,053
Westwood Holdings Group, Inc.	98	4,875
WhiteHorse Finance, Inc.	275	4,359
WisdomTree Investments, Inc.*	368	4,766
Total Capital Markets		293,427
Chemicals - 3.1%
A. Schulman, Inc.	629	16,857
Advanced Emissions Solutions, Inc.*	216	9,061
American Pacific Corp.*	588	21,386
American Vanguard Corp.	712	17,579
Arabian American Development Co.*	2,295	20,517
Axiall Corp.	385	16,971
Balchem Corp.	368	18,312
Calgon Carbon Corp.*	996	17,858
Chase Corp.	742	20,591
Chemtura Corp.*	794	17,754
Ferro Corp.*	2,311	15,091
Flotek Industries, Inc.*	1,125	22,028
FutureFuel Corp.	1,208	19,074
GSE Holding, Inc.*	1,462	7,646
Hawkins, Inc.	407	15,771
HB Fuller Co.	428	17,184
Innophos Holdings, Inc.	344	17,145
Innospec, Inc.	407	17,468
Intrepid Potash, Inc.	862	11,016
KMG Chemicals, Inc.	763	17,229
Koppers Holdings, Inc.	429	16,581
Kraton Performance Polymers, Inc.*	811	16,463
Landec Corp.*	1,185	17,882
LSB Industries, Inc.*	538	17,689
Minerals Technologies, Inc.	396	18,216
Olin Corp.	689	16,812
OM Group, Inc.*	535	16,515
OMNOVA Solutions, Inc.*	2,100	16,926
Penford Corp.*	1,214	18,016
PolyOne Corp.	664	19,196
Quaker Chemical Corp.	266	17,548
Sensient Technologies Corp.	407	17,912
Stepan Co.	295	17,659
Taminco Corp.*	822	18,742
Tredegar Corp.	652	19,567
Zep, Inc.	990	12,949
Zoltek Companies, Inc.*	1,279	17,816
Total Chemicals		633,027
Commercial Banks - 3.9%
1st Source Corp.	171	4,665
1st United Bancorp, Inc.	623	4,847
Access National Corp.	319	4,858
American National Bankshares, Inc.	180	4,291
Ameris Bancorp*	251	4,832
Ames National Corp.	181	4,141
Arrow Financial Corp.	167	4,399
BancFirst Corp.	90	4,705
Banco Latinoamericano de Comercio Exterior S.A. — Class E	185	4,660
Bancorp, Inc.*	287	4,305
BancorpSouth, Inc.	239	4,696
Bank of Kentucky Financial Corp.	155	4,255
Bank of Marin Bancorp	107	4,510
Bank of the Ozarks, Inc.	95	4,539
Banner Corp.	125	4,635
Bar Harbor Bankshares	116	4,554
BBCN Bancorp, Inc.	299	4,368
BNC Bancorp	378	5,016

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Commercial Banks - 3.9% (continued)
Boston Private Financial Holdings, Inc.	406	$4,486
Bridge Bancorp, Inc.	187	4,009
Bridge Capital Holdings*	260	4,287
Bryn Mawr Bank Corp.	179	5,005
C&F Financial Corp.	79	4,269
Camden National Corp.	116	4,514
Capital Bank Financial Corp. — Class A*	220	4,202
Capital City Bank Group, Inc.*	356	4,457
Cardinal Financial Corp.	282	4,614
Cascade Bancorp*	714	4,234
Cathay General Bancorp	207	4,918
Center Bancorp, Inc.	328	4,943
Centerstate Banks, Inc.	481	4,743
Central Pacific Financial Corp.	229	4,257
Century Bancorp, Inc. — Class A	118	4,197
Chemical Financial Corp.	158	4,718
Chemung Financial Corp.	122	4,054
Citizens & Northern Corp.	216	4,264
City Holding Co.	107	4,736
CNB Financial Corp.	250	4,470
CoBiz Financial, Inc.	505	5,070
Columbia Banking System, Inc.	180	4,496
Community Bank System, Inc.	138	4,629
Community Trust Bancorp, Inc.	118	4,702
CommunityOne Bancorp*	515	4,378
ConnectOne Bancorp, Inc.*	139	4,429
CU Bancorp*	264	4,686
Customers Bancorp, Inc.*	247	4,137
CVB Financial Corp.	354	4,634
Eagle Bancorp, Inc.*	190	4,991
Enterprise Bancorp, Inc.	244	4,907
Enterprise Financial Services Corp.	265	4,910
Farmers Capital Bank Corp.*	185	4,518
Fidelity Southern Corp.	340	5,250
Financial Institutions, Inc.	226	4,549
First Bancorp	296	4,686
First BanCorp*	593	4,465
First Bancorp, Inc.	252	4,511
First Busey Corp.	915	4,566
First Commonwealth Financial Corp.	580	4,356
First Community Bancshares, Inc.	262	4,182
First Connecticut Bancorp, Inc.	299	4,485
First Financial Bancorp	277	4,462
First Financial Bankshares, Inc.	73	4,500
First Financial Corp.	135	4,477
First Financial Holdings, Inc.	167	9,258
First Interstate Bancsystem, Inc. — Class A	207	4,879
First M&F Corp.	270	4,787
First Merchants Corp.	240	4,493
First Midwest Bancorp, Inc.	310	4,734
First NBC Bank Holding Co.*	165	4,316
First of Long Island Corp.	127	4,569
First Security Group, Inc.*	2,017	4,821
FirstMerit Corp.	208	4,663
Flushing Financial Corp.	256	4,854
FNB Corp.	355	4,487
German American Bancorp, Inc.	189	5,230
Glacier Bancorp, Inc.	187	4,552
Great Southern Bancorp, Inc.	152	4,438
Guaranty Bancorp	381	4,778
Hampton Roads Bankshares, Inc.*	2,997	5,095
Hancock Holding Co.	140	4,586
Hanmi Financial Corp.*	246	4,182
Heartland Financial USA, Inc.	152	4,256
Heritage Commerce Corp.*	609	4,476
Heritage Financial Corp.	294	4,672
Heritage Oaks Bancorp*	694	4,615
Home BancShares, Inc.	181	4,945
Home Federal Bancorp, Inc.	334	4,683
HomeTrust Bancshares, Inc.*	260	4,220
Horizon Bancorp	207	4,962
Hudson Valley Holding Corp.	242	5,014
IBERIABANK Corp.	77	4,528
Independent Bank Corp.	121	4,506
Independent Bank Group, Inc.*	137	4,765
International Bancshares Corp.	188	4,551
Intervest Bancshares Corp. — Class A*	627	4,640
Investors Bancorp, Inc.	200	4,440
Lakeland Bancorp, Inc.	408	4,586
Lakeland Financial Corp.	146	4,606
LCNB Corp.	195	4,261
Macatawa Bank Corp.*	797	4,136
MainSource Financial Group, Inc.	300	4,338
MB Financial, Inc.	159	4,576
Mercantile Bank Corp.	236	4,713
Merchants Bancshares, Inc.	143	4,439
Metro Bancorp, Inc.*	202	4,416
MetroCorp Bancshares, Inc.	425	4,548
Middleburg Financial Corp.	220	4,594
MidSouth Bancorp, Inc.	294	4,792
MidWestOne Financial Group, Inc.	172	4,487
National Bank Holdings Corp. — Class A	215	4,300
National Bankshares, Inc.	122	4,667
National Penn Bancshares, Inc.	411	4,435
NBT Bancorp, Inc.	197	4,446
NewBridge Bancorp*	667	5,463
Northrim BanCorp, Inc.	180	4,594
OFG Bancorp	237	4,377
Old National Bancorp	301	4,337
OmniAmerican Bancorp, Inc.*	188	4,444
Pacific Continental Corp.	369	4,550
Pacific Premier Bancorp, Inc.*	338	4,404
PacWest Bancorp	139	4,923
Palmetto Bancshares, Inc.*	301	4,036
Park National Corp.	59	4,655
Park Sterling Corp.	727	4,871
Peapack Gladstone Financial Corp.	248	4,851
Penns Woods Bancorp, Inc.	100	4,594
Peoples Bancorp, Inc.	198	4,453
Pinnacle Financial Partners, Inc.*	165	4,699
Preferred Bank/Los Angeles CA*	256	4,349
PrivateBancorp, Inc. — Class A	200	4,718

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Commercial Banks - 3.9% (continued)
Prosperity Bancshares, Inc.	81	$4,781
Renasant Corp.	175	4,795
Republic Bancorp, Inc. — Class A	185	4,841
S&T Bancorp, Inc.	211	5,165
Sandy Spring Bancorp, Inc.	196	4,790
Seacoast Banking Corporation of Florida*	2,048	4,833
Sierra Bancorp	288	4,545
Simmons First National Corp. — Class A	159	4,349
Southside Bancshares, Inc.	170	4,248
Southwest Bancorp, Inc.*	317	4,742
State Bank Financial Corp.	270	4,309
StellarOne Corp.	216	4,575
Sterling Bancorp	355	4,810
Sterling Financial Corp.	179	4,749
Suffolk Bancorp*	242	4,392
Sun Bancorp, Inc.*	1,330	4,416
Susquehanna Bancshares, Inc.	336	4,469
SY Bancorp, Inc.	168	4,642
Taylor Capital Group, Inc.*	241	5,406
Texas Capital Bancshares, Inc.*	96	4,367
Tompkins Financial Corp.	92	4,152
TowneBank	286	4,567
Trico Bancshares	196	4,245
Tristate Capital Holdings, Inc.*	315	4,215
Trustmark Corp.	168	4,531
UMB Financial Corp.	77	4,605
Umpqua Holdings Corp.	277	4,665
Union First Market Bankshares Corp.	207	4,575
United Bankshares, Inc.	157	4,446
United Community Banks, Inc.*	335	4,566
Univest Corporation of Pennsylvania	221	4,484
VantageSouth Bancshares, Inc.*	943	4,762
ViewPoint Financial Group, Inc.	208	4,487
Virginia Commerce Bancorp, Inc.*	297	4,464
Washington Banking Co.	298	4,336
Washington Trust Bancorp, Inc.	148	4,786
Webster Financial Corp.	165	4,495
WesBanco, Inc.	159	4,683
West Bancorporation, Inc.	347	4,747
Westamerica Bancorporation	90	4,319
Western Alliance Bancorporation*	275	4,876
Wilshire Bancorp, Inc.	618	5,432
Wintrust Financial Corp.	109	4,459
Yadkin Financial Corp.*	308	4,802
Total Commercial Banks		802,205
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	339	8,780
ACCO Brands Corp.*	1,264	8,355
Acorn Energy, Inc.	817	7,092
ARC Document Solutions, Inc.*	1,832	8,739
AT Cross Co. — Class A*	497	9,244
Brink's Co.	319	8,527
Casella Waste Systems, Inc. — Class A*	2,013	9,602
CECO Environmental Corp.	655	8,751
Cenveo, Inc.*	3,469	8,464
Consolidated Graphics, Inc.*	178	9,539
Courier Corp.	516	8,008
Deluxe Corp.	241	9,883
EnerNOC, Inc.*	1,532	23,930
Ennis, Inc.	470	8,709
G&K Services, Inc. — Class A	175	9,242
Healthcare Services Group, Inc.	345	8,490
Heritage-Crystal Clean, Inc.*	554	8,609
Herman Miller, Inc.	296	8,321
HNI Corp.	230	8,765
InnerWorkings, Inc.*	735	8,585
Interface, Inc. — Class A	962	18,268
Intersections, Inc.	485	4,695
Kimball International, Inc. — Class B	822	9,034
Knoll, Inc.	573	9,466
McGrath RentCorp	242	8,286
Mine Safety Appliances Co.	179	9,510
Mobile Mini, Inc.*	259	8,938
Multi-Color Corp.	280	9,691
Performant Financial Corp.*	695	7,346
Quad/Graphics, Inc.	339	9,506
Schawk, Inc. — Class A	658	9,067
Standard Parking Corp.*	390	8,978
Steelcase, Inc. — Class A	567	8,641
Swisher Hygiene, Inc.*	10,339	8,324
Team, Inc.*	212	8,308
Tetra Tech, Inc.*	351	8,284
TMS International Corp. — Class A	1,132	18,531
TRC Companies, Inc.*	1,224	10,159
UniFirst Corp.	86	8,430
United Stationers, Inc.	246	10,182
US Ecology, Inc.	292	8,926
Viad Corp.	289	6,950
West Corp.	1,568	34,433
Total Commercial Services & Supplies		433,588
Communications Equipment - 1.5%
ADTRAN, Inc.	301	7,955
Alliance Fiber Optic Products, Inc.	347	11,038
Anaren, Inc.*	315	7,374
ARRIS Group, Inc.*	497	7,475
Aruba Networks, Inc.*	489	8,694
Aviat Networks, Inc.*	2,570	6,811
Bel Fuse, Inc. — Class B	510	7,982
Black Box Corp.	290	7,847
CalAmp Corp.*	529	8,120
Calix, Inc.*	705	8,234
Ciena Corp.*	365	8,052
Comtech Telecommunications Corp.	278	7,528
Digi International, Inc.*	757	7,517
Emulex Corp.*	1,162	9,308
Extreme Networks*	2,066	8,946
Finisar Corp.*	448	8,660
Globecomm Systems, Inc.*	563	8,158

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Communications Equipment - 1.5% (continued)
Harmonic, Inc.*	1,154	$8,840
Infinera Corp.*,1	673	7,342
InterDigital, Inc.	161	6,397
Ixia*	410	5,699
KVH Industries, Inc.*	550	7,695
NETGEAR, Inc.*	219	6,528
Numerex Corp. — Class A*	633	6,836
Oplink Communications, Inc.*	407	8,201
Parkervision, Inc.*	1,739	7,686
PC-Telephone, Inc.	946	9,129
Plantronics, Inc.	161	7,485
Procera Networks, Inc.*	543	8,102
Ruckus Wireless, Inc.*	609	8,106
ShoreTel, Inc.*	1,775	6,905
Sonus Networks, Inc.*	2,297	7,856
Symmetricom, Inc.*	1,571	8,075
Tellabs, Inc.	3,514	7,871
Tessco Technologies, Inc.	278	8,907
Ubiquiti Networks, Inc.	420	8,828
ViaSat, Inc.*	100	6,679
Westell Technologies, Inc. — Class A*	2,925	7,576
Total Communications Equipment		300,442
Computers & Peripherals - 0.7%
Avid Technology, Inc.*	1,173	6,991
Cray, Inc.*	357	8,272
Datalink Corp.*	665	8,658
Electronics for Imaging, Inc.*	296	8,889
Fusion-io, Inc.*	506	7,297
Hutchinson Technology, Inc.*	1,444	4,953
Imation Corp.*	1,752	8,199
Immersion Corp.*	550	7,887
Intermec, Inc.*	724	7,189
QLogic Corp.*	766	8,434
Quantum Corp.*	5,194	8,310
SemGroup Corp. — Class A	365	20,601
Silicon Graphics International Corp.*	529	9,956
STEC, Inc.*	1,054	7,136
Super Micro Computer, Inc.*	677	7,846
Synaptics, Inc.*	200	8,000
Total Computers & Peripherals		138,618
Construction & Engineering - 1.1%
Aegion Corp. — Class A*	367	8,375
Ameresco, Inc. — Class A*	2,153	19,678
Argan, Inc.	520	8,242
Comfort Systems USA, Inc.	1,160	17,922
Dycom Industries, Inc.*	365	9,665
EMCOR Group, Inc.	207	8,545
Furmanite Corp.*	1,155	8,651
Granite Construction, Inc.	280	8,470
Great Lakes Dredge & Dock Corp.	1,027	7,898
Layne Christensen Co.*	414	8,023
MasTec, Inc.*	260	8,580
Michael Baker Corp.	306	12,362
MYR Group, Inc.*	424	9,158
Northwest Pipe Co.*	587	17,493
Orion Marine Group, Inc.*	735	9,239
Pike Electric Corp.	2,839	34,664
Primoris Services Corp.	428	8,902
Sterling Construction Company, Inc.*	892	8,759
Tutor Perini Corp.*	470	9,297
Total Construction & Engineering		223,923
Construction Materials - 0.3%
Headwaters, Inc.*	1,818	17,144
Texas Industries, Inc.*	254	15,784
United States Lime & Minerals, Inc.*	330	19,681
US Concrete, Inc.*	1,057	18,138
Total Construction Materials		70,747
Consumer Finance - 0.3%
Cash America International, Inc.	88	3,696
Consumer Portfolio Services, Inc.*	599	3,894
Credit Acceptance Corp.*	39	4,387
DFC Global Corp.*	296	4,585
Encore Capital Group, Inc.*	125	4,858
EZCORP, Inc. — Class A*	225	4,068
First Cash Financial Services, Inc.*	76	4,058
First Marblehead Corp.*	3,476	5,909
Green Dot Corp. — Class A*	225	5,238
Imperial Holdings, Inc.*	599	4,439
Nelnet, Inc. — Class A	116	4,510
Nicholas Financial, Inc.	271	4,219
Portfolio Recovery Associates, Inc.*	27	4,031
Regional Management Corp.*	162	5,007
World Acceptance Corp.*	47	3,914
Total Consumer Finance		66,813
Containers & Packaging - 0.5%
AEP Industries, Inc.*	229	18,480
Berry Plastics Group, Inc.*	735	16,949
Boise, Inc.	1,998	18,182
Graphic Packaging Holding Co.*	2,158	18,559
Myers Industries, Inc.	1,104	21,495
UFP Technologies, Inc.*	838	17,824
Total Containers & Packaging		111,489
Distributors - 0.3%
Core-Mark Holding Company, Inc.	566	35,460
Pool Corp.	139	7,336
VOXX International Corp. — Class A*	588	7,967
Weyco Group, Inc.	294	8,035
Total Distributors		58,798
Diversified Consumer Services -1.0%
American Public Education, Inc.*	190	7,507
Ascent Capital Group, Inc. — Class A*	110	8,548
Bridgepoint Education, Inc.*	597	9,624
Bright Horizons Family Solutions, Inc.*	224	7,932
Capella Education Co.*	175	8,577
Career Education Corp.*	2,488	8,011
Carriage Services, Inc. — Class A	414	7,767
Corinthian Colleges, Inc.*,1	3,237	7,251
Education Management Corp.*	1,312	9,250
Grand Canyon Education, Inc.*	229	7,745
Hillenbrand, Inc.	311	7,710

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Diversified Consumer Services -1.0% (continued)
ITT Educational Services, Inc.*	299	$7,843
JTH Holding, Inc. — Class A*	453	7,900
K12, Inc.*	269	8,366
LifeLock, Inc.*	623	7,084
Lincoln Educational Services Corp.	1,211	7,593
Mac-Gray Corp.	579	8,511
Matthews International Corp. — Class A	192	7,427
Outerwall, Inc.*	123	6,796
Regis Corp.	446	7,747
Sotheby's	192	8,640
Steiner Leisure Ltd.*	143	8,285
Stewart Enterprises, Inc. — Class A	550	7,227
Strayer Education, Inc.	147	6,506
Universal Technical Institute, Inc.	677	7,921
Total Diversified Consumer Services		197,768
Diversified Financial Services - 0.2%
California First National Bancorp	250	4,323
Gain Capital Holdings, Inc.	642	3,492
MarketAxess Holdings, Inc.	90	4,653
Marlin Business Services Corp.	389	8,900
NewStar Financial, Inc.*	316	4,866
PHH Corp.*	398	9,019
PICO Holdings, Inc.*	197	4,312
Resource America, Inc. — Class A	517	4,291
Total Diversified Financial Services		43,856
Diversified Telecommunication Services - 3.1%
8x8, Inc.*	4,177	37,844
Atlantic Tele-Network, Inc.	684	34,884
Cbeyond, Inc.*	4,333	36,701
Cincinnati Bell, Inc.*	11,509	39,705
Cogent Communications Group, Inc.	1,202	34,401
Consolidated Communications Holdings, Inc.	1,989	34,788
Fairpoint Communications, Inc.*	4,223	36,993
General Communication, Inc. — Class A*	4,378	38,745
Hawaiian Telcom Holdco, Inc.*	1,390	38,670
IDT Corp. — Class B	1,729	35,738
inContact, Inc.*	4,177	35,421
Inteliquent, Inc.	6,009	50,114
Iridium Communications, Inc.*	4,634	39,017
Lumos Networks Corp.	2,025	38,374
magicJack VocalTec Ltd.*	2,421	37,187
Premiere Global Services, Inc.*	2,874	31,614
Vonage Holdings Corp.*	12,350	39,766
Total Diversified Telecommunication Services		639,962
Electric Utilities - 2.2%
ALLETE, Inc.	697	37,373
Cleco Corp.	752	36,480
El Paso Electric Co.	945	35,693
Empire District Electric Co.	1,552	35,975
IDACORP, Inc.	715	37,731
MGE Energy, Inc.	620	36,400
Otter Tail Corp.	1,219	37,289
PNM Resources, Inc.	1,557	36,558
Portland General Electric Co.	1,133	35,916
UIL Holdings Corp.	914	37,328
Unitil Corp.	1,178	36,212
UNS Energy Corp.	778	39,560
Total Electric Utilities		442,515
Electrical Equipment - 1.5%
Acuity Brands, Inc.	219	18,944
American Superconductor Corp.*	3,640	9,136
AZZ, Inc.	197	7,453
Brady Corp. — Class A	271	9,016
Capstone Turbine Corp.*	16,612	24,420
Coleman Cable, Inc.	447	9,713
Encore Wire Corp.	480	20,021
EnerSys, Inc.	171	9,049
Enphase Energy, Inc.*	2,775	17,621
Franklin Electric Company, Inc.	247	9,203
FuelCell Energy, Inc.*,1	16,186	19,747
Generac Holdings, Inc.	228	9,884
General Cable Corp.	274	8,636
Global Power Equipment Group, Inc.	517	9,347
GrafTech International Ltd.*	1,075	8,084
II-VI, Inc.*	448	7,921
LSI Industries, Inc.	2,142	17,479
Polypore International, Inc.*	419	17,594
Powell Industries, Inc.*	160	7,872
Power Solutions International, Inc.*	241	10,558
PowerSecure International, Inc.*	1,272	20,708
Preformed Line Products Co.	122	8,900
Revolution Lighting Technologies, Inc.*,1	2,007	8,389
Thermon Group Holdings, Inc.*	407	8,144
Vicor Corp.*	1,458	12,087
Total Electrical Equipment		309,926
Electronic Equipment & Instruments - 2.1%
Aeroflex Holding Corp.*	923	6,941
Agilysys, Inc.*	585	6,780
Anixter International, Inc.*	97	8,055
Audience, Inc.*	549	6,917
Badger Meter, Inc.	189	9,004
Belden, Inc.	328	19,224
Benchmark Electronics, Inc.*	359	7,941
Checkpoint Systems, Inc.*	519	8,927
Cognex Corp.	161	8,551
Coherent, Inc.	130	7,368
CTS Corp.	526	7,390
Daktronics, Inc.	708	7,703
DTS, Inc.*	356	8,060
Electro Rent Corp.	479	8,565
Electro Scientific Industries, Inc.	679	7,707
Fabrinet*	506	7,494
FARO Technologies, Inc.*	247	9,072
FEI Co.	98	7,590
GSI Group, Inc.*	886	7,451
Insight Enterprises, Inc.*	419	8,962
InvenSense, Inc. — Class A*	528	9,335
Itron, Inc.*	198	8,538

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Electronic Equipment & Instruments - 2.1% (continued)
KEMET Corp.*	1,676	$7,307
Littelfuse, Inc.	112	8,959
Maxwell Technologies, Inc.*	1,194	9,468
Measurement Specialties, Inc.*	181	9,010
Mercury Systems, Inc.*	784	7,276
Mesa Laboratories, Inc.	151	9,854
Methode Electronics, Inc.	449	8,482
MTS Systems Corp.	146	9,205
Multi-Fineline Electronix, Inc.*	489	7,394
Navarre Corp.*	2,623	8,158
Neonode, Inc.*	1,358	10,579
Newport Corp.*	540	7,911
OSI Systems, Inc.*	129	9,080
Park Electrochemical Corp.	297	8,078
PC Connection, Inc.	477	8,090
Plexus Corp.*	249	8,708
Radisys Corp.*	1,458	6,022
RealD, Inc.*	519	5,527
Richardson Electronics Ltd.	613	6,890
Rofin-Sinar Technologies, Inc.*	280	6,471
Rogers Corp.*	156	8,677
Sanmina Corp.*	515	8,477
ScanSource, Inc.*	221	7,870
SYNNEX Corp.*	172	8,517
TTM Technologies, Inc.*	884	8,168
Uni-Pixel, Inc.*	496	6,587
Universal Display Corp.*	265	7,672
Viasystems Group, Inc.*	645	9,578
Vishay Precision Group, Inc.*	529	8,580
Zygo Corp.*	525	8,227
Total Electronic Equipment & Instruments		432,397
Energy Equipment & Services - 3.1%
Basic Energy Services, Inc.*	1,539	17,606
Bolt Technology Corp.	1,133	20,541
Bristow Group, Inc.	127	8,637
C&J Energy Services, Inc.*	977	18,905
Cal Dive International, Inc.*	9,517	18,653
CARBO Ceramics, Inc.	287	25,216
Dawson Geophysical Co.*	491	17,715
Era Group, Inc.*	716	17,463
Exterran Holdings, Inc.*	669	21,241
Forum Energy Technologies, Inc.*	603	17,415
Geospace Technologies Corp.*	281	20,909
Gulf Island Fabrication, Inc.	902	22,306
Gulfmark Offshore, Inc. — Class A	188	9,259
Helix Energy Solutions Group, Inc.*	831	21,082
Hercules Offshore, Inc.*	2,697	18,609
Hornbeck Offshore Services, Inc.*	364	19,274
ION Geophysical Corp.*	3,193	19,637
Key Energy Services, Inc.*	3,034	19,236
Matrix Service Co.*	1,214	19,242
Mitcham Industries, Inc.*	1,160	19,639
Natural Gas Services Group, Inc.*	822	20,016
Newpark Resources, Inc.*	1,761	20,146
Nuverra Environmental Solutions, Inc.*,1	6,529	19,261
Parker Drilling Co.*	3,727	22,623
PHI, Inc.*	240	8,448
Pioneer Energy Services Corp.*	2,784	18,876
RigNet, Inc.*	757	20,666
SEACOR Holdings, Inc.	235	20,577
Tesco Corp.*	1,524	20,178
TETRA Technologies, Inc.*	1,845	18,671
TGC Industries, Inc.	2,342	21,008
Vantage Drilling Co.*	10,405	19,145
Willbros Group, Inc.*	2,959	21,246
Total Energy Equipment & Services		623,446
Food & Staples Retailing - 3.3%
Andersons, Inc.	674	39,981
Casey's General Stores, Inc.	606	40,134
Chefs' Warehouse, Inc.*	2,096	42,024
Fairway Group Holdings Corp.*	1,499	37,580
Harris Teeter Supermarkets, Inc.	775	38,115
Ingles Markets, Inc. — Class A	1,438	40,924
Nash Finch Co.	1,579	37,028
Natural Grocers by Vitamin Cottage, Inc.*	1,067	38,241
Pantry, Inc.*	2,924	36,404
PriceSmart, Inc.	82	7,464
Rite Aid Corp.*	12,664	37,992
Roundy's, Inc.	4,392	40,054
Spartan Stores, Inc.	1,957	38,494
SUPERVALU, Inc.*	5,902	47,274
Susser Holdings Corp.*	762	39,410
United Natural Foods, Inc.*	665	38,968
Village Super Market, Inc. — Class A	1,071	39,465
Weis Markets, Inc.	782	39,271
Total Food & Staples Retailing		678,823
Food Products - 4.2%
Annie's, Inc.*	854	35,279
B&G Foods, Inc. — Class A	1,045	36,408
Boulder Brands, Inc.*	2,883	37,220
Calavo Growers, Inc.	1,349	36,639
Cal-Maine Foods, Inc.	771	39,073
Chiquita Brands International, Inc.*	3,243	39,174
Darling International, Inc.*	438	8,891
Diamond Foods, Inc.*	1,798	36,661
Dole Food Company, Inc.*	2,781	35,875
Fresh Del Monte Produce, Inc.	1,329	37,332
Griffin Land & Nurseries, Inc.	151	4,805
Hain Celestial Group, Inc.*	553	40,346
J&J Snack Foods Corp.	475	37,848
Lancaster Colony Corp.	459	38,111
Limoneira Co.	1,861	41,760
Omega Protein Corp.*	3,924	32,844
Pilgrim's Pride Corp.*	2,759	45,854
Post Holdings, Inc.*	806	37,390
Sanderson Farms, Inc.	544	38,428
Seaboard Corp.	13	36,660
Seneca Foods Corp. — Class A*	1,156	40,632
Snyders-Lance, Inc.	1,273	40,289
Tootsie Roll Industries, Inc.	1,140	38,600
TreeHouse Foods, Inc.*	543	38,548
Total Food Products		854,667
Gas Utilities - 1.4%
Chesapeake Utilities Corp.	645	38,229

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Gas Utilities - 1.4% (continued)
Laclede Group, Inc.	746	$34,212
New Jersey Resources Corp.	815	36,479
Northwest Natural Gas Co.	816	35,855
Piedmont Natural Gas Company, Inc.	1,026	35,448
South Jersey Industries, Inc.	607	37,088
Southwest Gas Corp.	732	36,336
WGL Holdings, Inc.	802	36,868
Total Gas Utilities		290,515
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	161	6,778
ABIOMED, Inc.*	359	9,004
Accuray, Inc.*	1,370	8,508
Align Technology, Inc.*	210	9,038
Alphatec Holdings, Inc.*	3,635	8,361
Analogic Corp.	101	7,210
AngioDynamics, Inc.*	672	8,030
Anika Therapeutics, Inc.*	446	8,969
Antares Pharma, Inc.*	1,836	8,115
ArthroCare Corp.*	211	7,651
AtriCure, Inc.*	795	7,680
Atrion Corp.	33	7,958
Biolase, Inc.*	2,086	7,614
Cantel Medical Corp.	336	8,917
Cardiovascular Systems, Inc.*	360	7,412
Cerus Corp.*	1,726	9,666
CONMED Corp.	245	8,036
CryoLife, Inc.	1,232	8,723
Cutera, Inc.*	843	8,051
Cyberonics, Inc.*	146	7,591
Cynosure, Inc. — Class A*	317	9,028
Derma Sciences, Inc.*	564	8,014
DexCom, Inc.*	342	7,449
Endologix, Inc.*	578	9,034
Exactech, Inc.*	394	8,506
GenMark Diagnostics, Inc.*	737	7,002
Globus Medical, Inc. — Class A*	444	7,441
Greatbatch, Inc.*	229	8,656
Haemonetics Corp.*	179	7,557
HeartWare International, Inc.*	79	7,301
ICU Medical, Inc.*	101	7,241
Insulet Corp.*	240	7,654
Integra LifeSciences Holdings Corp.*	206	8,114
Invacare Corp.	525	8,195
MAKO Surgical Corp.*	623	8,747
Masimo Corp.	348	8,105
Medical Action Industries, Inc.*	1,006	9,245
Meridian Bioscience, Inc.	347	8,581
Merit Medical Systems, Inc.*	692	9,093
Natus Medical, Inc.*	550	7,035
Navidea Biopharmaceuticals, Inc.*	2,911	8,849
Neogen Corp.*	137	7,738
NuVasive, Inc.*	311	7,097
NxStage Medical, Inc.*	524	6,791
OraSure Technologies, Inc.*	1,966	8,709
Orthofix International N.V.*	279	6,336
PhotoMedex, Inc.*	2,298	36,584
Quidel Corp.*	291	7,790
Rochester Medical Corp.*	525	7,760
Rockwell Medical, Inc.*	2,178	10,999
RTI Surgical, Inc.*	1,830	7,174
Solta Medical, Inc.*	3,371	9,135
Spectranetics Corp.*	404	7,280
Staar Surgical Co.*	732	7,693
STERIS Corp.	173	7,788
SurModics, Inc.*	376	7,610
Symmetry Medical, Inc.*	918	7,996
TearLab Corp.*	736	10,414
Thoratec Corp.*	241	7,902
Tornier N.V.*	447	7,331
Unilife Corp.*,1	2,460	6,937
Utah Medical Products, Inc.	152	8,485
Vascular Solutions, Inc.*	516	8,339
Volcano Corp.*	420	8,387
West Pharmaceutical Services, Inc.	108	7,966
Wright Medical Group, Inc.*	291	7,979
Zeltiq Aesthetics, Inc.*	1,215	7,339
Total Health Care Equipment & Supplies		569,718
Health Care Providers & Services - 1.8%
Acadia Healthcare Company, Inc.*	215	7,927
Accretive Health, Inc.*	687	6,856
Addus HomeCare Corp.*	393	7,719
Air Methods Corp.	215	7,222
Alliance HealthCare Services, Inc.*	467	9,107
Almost Family, Inc.	379	7,250
Amedisys, Inc.*	594	7,431
AMN Healthcare Services, Inc.*	524	7,745
Amsurg Corp. — Class A*	215	8,409
Bio-Reference Labs, Inc.*	265	7,089
BioScrip, Inc.*	455	7,394
Capital Senior Living Corp.*	319	7,350
Centene Corp.*	151	8,376
Chemed Corp.	101	7,130
Chindex International, Inc.*	466	7,978
Corvel Corp.*	255	8,642
Cross Country Healthcare, Inc.*	1,468	8,280
Emeritus Corp.*	337	7,815
Ensign Group, Inc.	211	8,069
ExamWorks Group, Inc.*	367	8,911
Five Star Quality Care, Inc.*	1,443	8,543
Gentiva Health Services, Inc.*	708	7,604
Hanger, Inc.*	235	8,676
HealthSouth Corp.	265	8,628
Healthways, Inc.*	431	7,396
IPC The Hospitalist Company, Inc.*	146	7,354
Kindred Healthcare, Inc.	570	8,755
Landauer, Inc.	152	7,489
LHC Group, Inc.*	348	7,983
Magellan Health Services, Inc.*	135	7,715
Molina Healthcare, Inc.*	208	7,721
MWI Veterinary Supply, Inc.*	62	8,815
National Healthcare Corp.	158	7,589
National Research Corp. — Class A*	461	8,289
Owens & Minor, Inc.	219	7,875

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Health Care Providers & Services -1.8% (continued)
PharMerica Corp.*	565	$8,272
Providence Service Corp.*	282	7,775
Select Medical Holdings Corp.	924	8,288
Skilled Healthcare Group, Inc. — Class A*	1,056	6,885
Team Health Holdings, Inc.*	187	7,521
Triple-S Management Corp. — Class B*	341	7,420
Universal American Corp.	824	8,932
US Physical Therapy, Inc.	254	7,269
USMD Holdings, Inc.*	195	6,006
Vanguard Health Systems, Inc.*	359	7,507
WellCare Health Plans, Inc.*	139	8,483
Total Health Care Providers & Services		361,490
Health Care Technology - 0.5%
athenahealth, Inc.*	82	9,180
Computer Programs & Systems, Inc.	153	8,528
Greenway Medical Technologies*	634	7,335
HealthStream, Inc.*	295	9,293
HMS Holdings Corp.*	328	7,934
MedAssets, Inc.*	419	9,122
Medidata Solutions, Inc.*	101	9,346
Merge Healthcare, Inc.*	2,117	9,590
Omnicell, Inc.*	388	8,187
Quality Systems, Inc.	418	9,560
Vocera Communications, Inc.*	474	6,864
Total Health Care Technology		94,939
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc.*	211	7,765
Ameristar Casinos, Inc.	275	7,279
Biglari Holdings, Inc.*	18	7,498
BJ's Restaurants, Inc.*	201	7,164
Bloomin' Brands, Inc.*	290	6,844
Bob Evans Farms, Inc.	158	8,030
Boyd Gaming Corp.*	676	8,998
Bravo Brio Restaurant Group, Inc.*	415	6,781
Buffalo Wild Wings, Inc.*	75	7,769
Caesars Entertainment Corp.*	560	8,994
Carrols Restaurant Group, Inc.*	1,129	7,418
CEC Entertainment, Inc.	178	7,403
Cheesecake Factory, Inc.	177	7,512
Churchill Downs, Inc.	92	7,471
Chuy's Holdings, Inc.*	187	6,599
Cracker Barrel Old Country Store, Inc.	79	7,734
Del Frisco's Restaurant Group, Inc.*	351	7,385
Denny's Corp.*	1,332	7,579
DineEquity, Inc.	108	7,524
Diversified Restaurant Holdings, Inc.*	884	6,303
Einstein Noah Restaurant Group, Inc.	520	8,440
Fiesta Restaurant Group, Inc.*	211	6,657
Ignite Restaurant Group, Inc.*	380	6,084
International Speedway Corp. — Class A	230	7,786
Interval Leisure Group, Inc.	364	7,830
Isle of Capri Casinos, Inc.*	984	7,813
Jack in the Box, Inc.*	189	7,577
Jamba, Inc.*	489	7,154
Krispy Kreme Doughnuts, Inc.*	420	8,828
Life Time Fitness, Inc.*	148	7,887
Luby's, Inc.*	878	7,059
Marcus Corp.	577	7,472
Marriott Vacations Worldwide Corp.*	170	7,480
Monarch Casino & Resort, Inc.*	434	8,897
Morgans Hotel Group Co.*	928	6,672
Multimedia Games Holding Company, Inc.*	289	10,112
Nathan's Famous, Inc.*	140	8,016
Orient-Express Hotels Ltd. — Class A*	629	7,869
Papa John's International, Inc.	112	7,488
Pinnacle Entertainment, Inc.*	388	8,245
Red Robin Gourmet Burgers, Inc.*	133	7,565
Ruby Tuesday, Inc.*	803	5,878
Ruth's Hospitality Group, Inc.	615	7,355
Scientific Games Corp. — Class A*	669	9,118
SHFL Entertainment, Inc.*	416	9,464
Sonic Corp.*	505	7,762
Speedway Motorsports, Inc.	410	7,573
Texas Roadhouse, Inc. — Class A	295	7,210
Town Sports International Holdings, Inc.	675	8,519
Vail Resorts, Inc.	119	7,971
WMS Industries, Inc.*	281	7,236
Total Hotels, Restaurants & Leisure		391,067
Household Durables - 1.1%
American Greetings Corp. — Class A	396	7,540
Bassett Furniture Industries, Inc.	466	7,423
Beazer Homes USA, Inc.*	421	7,237
Blyth, Inc.	516	7,229
Cavco Industries, Inc.*	146	7,999
CSS Industries, Inc.	285	7,590
Ethan Allen Interiors, Inc.	256	7,775
EveryWare Global, Inc.*	588	7,785
Flexsteel Industries, Inc.	300	7,467
Helen of Troy Ltd.*	188	7,986
Hooker Furniture Corp.	460	7,733
Hovnanian Enterprises, Inc. — Class A*	1,330	7,116
iRobot Corp.*	196	6,852
KB Home	371	6,585
La-Z-Boy, Inc.	371	7,691
Libbey, Inc.*	310	7,645
Lifetime Brands, Inc.	544	8,149
M/I Homes, Inc.*	318	6,761
MDC Holdings, Inc.	226	7,151
Meritage Homes Corp.*	167	7,558
NACCO Industries, Inc. — Class A	147	9,016
National Presto Industries, Inc.	100	7,414
Ryland Group, Inc.	186	7,522

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Household Durables - 1.1% (continued)
Skullcandy, Inc.*	1,362	$7,518
Standard Pacific Corp.*	892	7,297
TRI Pointe Homes, Inc.*	484	7,304
Universal Electronics, Inc.*	258	7,954
William Lyon Homes — Class A*	299	6,760
Zagg, Inc.*	1,352	6,125
Total Household Durables		216,182
Household Products - 0.5%
Central Garden and Pet Co. — Class A*	993	7,487
Harbinger Group, Inc.*	556	4,426
Oil-Dri Corporation of America	594	18,925
Spectrum Brands Holdings, Inc.	632	35,657
WD-40 Co.	659	37,899
Total Household Products		104,394
Independent Power Producers & Energy Trader - 0.5%
Atlantic Power Corp.[1]	8,212	34,983
Dynegy, Inc.*	1,522	31,718
Ormat Technologies, Inc.	1,501	34,568
Total Independent Power Producers & Energy Trader		101,269
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	280	8,585
Insurance - 1.1%
Ambac Financial Group, Inc.*	181	4,532
American Equity Investment Life Holding Co.	261	4,750
American Safety Insurance Holdings Ltd.*	142	4,254
AMERISAFE, Inc.	128	4,573
Amtrust Financial Services, Inc.	120	4,996
Argo Group International Holdings Ltd.	99	4,420
Baldwin & Lyons, Inc. — Class B	172	4,594
Citizens, Inc.*	639	4,562
CNO Financial Group, Inc.	327	4,670
Crawford & Co. — Class B	717	5,636
Donegal Group, Inc. — Class A	296	4,070
Eastern Insurance Holdings, Inc.	220	4,297
eHealth, Inc.*	182	5,595
EMC Insurance Group, Inc.	157	4,553
Employers Holdings, Inc.	170	4,469
Enstar Group Ltd.*	31	4,454
FBL Financial Group, Inc. — Class A	97	4,290
First American Financial Corp.	199	4,523
Fortegra Financial Corp.*	645	4,354
Global Indemnity plc — Class A*	178	4,624
Greenlight Capital Re Ltd. — Class A*	176	4,653
Hallmark Financial Services, Inc.*	449	4,387
HCI Group, Inc.	140	5,110
Health Insurance Innovations, Inc. — Class A*	443	5,374
Hilltop Holdings, Inc.*	252	4,292
Horace Mann Educators Corp.	169	4,789
Independence Holding Co.	358	5,023
Infinity Property & Casualty Corp.	70	4,551
Investors Title Co.	59	4,400
Kansas City Life Insurance Co.	110	4,841
Maiden Holdings Ltd.	376	4,572
Meadowbrook Insurance Group, Inc.	537	4,076
Montpelier Re Holdings Ltd.	169	4,565
National Interstate Corp.	141	3,842
National Western Life Insurance Co. — Class A	22	4,707
Navigators Group, Inc.*	72	4,173
OneBeacon Insurance Group Ltd. — Class A	286	4,147
Phoenix Companies, Inc.*	99	4,224
Platinum Underwriters Holdings Ltd.	76	4,415
Primerica, Inc.	112	4,596
RLI Corp.	56	4,622
Safety Insurance Group, Inc.	86	4,624
Selective Insurance Group, Inc.	180	4,401
State Auto Financial Corp.	230	4,669
Stewart Information Services Corp.	166	5,134
Symetra Financial Corp.	267	4,801
Tower Group International Ltd.	207	4,527
United Fire Group, Inc.	171	4,448
Universal Insurance Holdings, Inc.	572	4,496
Total Insurance		224,675
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc. — Class A*	1,258	8,278
Blue Nile, Inc.*	197	7,650
HSN, Inc.	137	8,228
NutriSystem, Inc.	677	8,469
Orbitz Worldwide, Inc.*	947	8,722
Overstock.com, Inc.*	269	9,149
PetMed Express, Inc.	2,844	47,636
Shutterfly, Inc.*	131	7,020
Valuevision Media, Inc. — Class A*	1,452	8,610
Vitacost.com, Inc.*,†††,2	4,360	38,890
Total Internet & Catalog Retail		152,652
Internet Software & Services - 2.7%
Active Network, Inc.*	1,056	9,008
Angie's List, Inc.*	311	6,848
Bankrate, Inc.*	490	8,786
Bazaarvoice, Inc.*	787	8,248
Blucora, Inc.*	388	7,760
Brightcove, Inc.*	851	8,697
Carbonite, Inc.*	564	7,439
ChannelAdvisor Corp.*	480	9,427
comScore, Inc.*	301	8,717
Constant Contact, Inc.*	446	8,559
Cornerstone OnDemand, Inc.*	165	7,267
CoStar Group, Inc.*	66	10,332
Dealertrack Technologies, Inc.*	206	7,704
Demand Media, Inc.*	1,103	7,214
Demandware, Inc.*	180	7,996
Dice Holdings, Inc.*	934	8,098
Digital River, Inc.*	386	6,558
E2open, Inc.*	420	8,350
EarthLink, Inc.	1,155	7,242

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Internet Software & Services - 2.7% (continued)
eGain Corp.*	843	$9,703
Envestnet, Inc.*	300	7,467
Global Eagle Entertainment, Inc.*	726	8,211
Internap Network Services Corp.*	896	7,302
IntraLinks Holdings, Inc.*	1,077	10,232
j2 Global, Inc.	822	37,623
Keynote Systems, Inc.	361	7,195
Limelight Networks, Inc.*	3,200	7,680
Liquidity Services, Inc.*	248	7,068
LivePerson, Inc.*	805	7,438
LogMeIn, Inc.*	296	8,797
Marchex, Inc. — Class B	1,214	7,405
Marin Software, Inc.*	705	8,150
Market Leader, Inc.*	388	4,543
Marketo, Inc.*	329	10,340
Millennial Media, Inc.*	838	8,305
Monster Worldwide, Inc.*	1,725	9,867
Move, Inc.*	605	8,403
NIC, Inc.	448	8,252
OpenTable, Inc.*	117	7,451
Perficient, Inc.*	545	7,439
QuinStreet, Inc.*	893	8,314
RealNetworks, Inc.*	974	7,665
Reis, Inc.*	387	7,121
Responsys, Inc.*	509	7,375
SciQuest, Inc.*	314	7,743
Shutterstock, Inc.*	146	7,760
Spark Networks, Inc.*	867	7,179
SPS Commerce, Inc.*	139	8,970
Stamps.com, Inc.*	190	7,573
support.com, Inc.*	1,538	7,767
TechTarget, Inc.*	1,667	8,985
Travelzoo, Inc.*	271	7,770
Trulia, Inc.*	234	8,719
United Online, Inc.	1,007	8,177
Unwired Planet, Inc.*	3,773	7,659
ValueClick, Inc.*	302	7,381
VistaPrint N.V.*	157	8,004
Vocus, Inc.*	689	7,042
Web.com Group, Inc.*	306	7,950
WebMD Health Corp. — Class A*	286	9,441
XO Group, Inc.*	679	8,121
Xoom Corp.*	181	5,939
Yelp, Inc. — Class A*	230	9,614
Zillow, Inc. — Class A*	73	5,393
Zix Corp.*	1,739	7,826
Total Internet Software & Services		548,609
IT Services - 1.2%
Acxiom Corp.*	320	8,246
Blackhawk Network Holdings, Inc.*	177	4,319
CACI International, Inc. — Class A*	118	7,835
Cardtronics, Inc.*	151	4,448
Cass Information Systems, Inc.	90	4,969
CIBER, Inc.*	1,979	7,204
Computer Task Group, Inc.	330	6,138
Convergys Corp.	468	8,859
CSG Systems International, Inc.	331	7,838
EPAM Systems, Inc.*	268	7,759
Euronet Worldwide, Inc.*	135	4,969
EVERTEC, Inc.	192	4,589
ExlService Holdings, Inc.*	277	7,756
Forrester Research, Inc.	222	7,788
Global Cash Access Holdings, Inc.*	677	4,732
Hackett Group, Inc.	1,590	8,840
Heartland Payment Systems, Inc.	120	4,477
Higher One Holdings, Inc.*	368	3,974
iGATE Corp.*	483	11,259
Lionbridge Technologies, Inc.*	2,335	7,729
ManTech International Corp. — Class A	286	8,448
MAXIMUS, Inc.	216	8,124
ModusLink Global Solutions, Inc.*	2,382	7,408
MoneyGram International, Inc.*	197	4,277
Planet Payment, Inc.*	1,472	4,431
PRGX Global, Inc.*	1,494	9,263
Sapient Corp.*	557	7,636
ServiceSource International, Inc.*	895	9,550
Sykes Enterprises, Inc.*	517	9,079
Syntel, Inc.	113	8,111
TeleTech Holdings, Inc.*	347	8,692
Unisys Corp.*	348	9,027
Virtusa Corp.*	328	8,456
WEX, Inc.*	56	4,869
Total IT Services		241,099
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	159	8,751
Black Diamond, Inc.*	785	8,117
Brunswick Corp.	230	8,683
Callaway Golf Co.	1,093	7,848
JAKKS Pacific, Inc.	725	4,357
Johnson Outdoors, Inc. — Class A*	289	7,361
LeapFrog Enterprises, Inc. — Class A*	722	8,317
Marine Products Corp.	983	8,886
Nautilus, Inc.*	885	7,770
Smith & Wesson Holding Corp.*	723	8,560
Steinway Musical Instruments, Inc.*	248	9,015
Sturm Ruger & Company, Inc.	147	7,478
Total Leisure Equipment & Products		95,143
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	974	8,162
Affymetrix, Inc.*	1,891	7,186
Albany Molecular Research, Inc.*	664	8,439
Cambrex Corp.*	533	7,808
Fluidigm Corp.*	454	8,063
Furiex Pharmaceuticals, Inc.*	219	9,634
Harvard Bioscience, Inc.*	1,572	8,410
Luminex Corp.*	361	7,188
NeoGenomics, Inc.*	1,881	5,342
Pacific Biosciences of California, Inc.*	3,041	7,876
PAREXEL International Corp.*	157	7,764
Sequenom, Inc.*	1,729	5,187
Total Life Sciences Tools & Services		91,059

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Machinery - 3.2%
Accuride Corp.*	1,646	$9,415
Actuant Corp. — Class A	257	9,075
Alamo Group, Inc.	206	8,584
Albany International Corp. — Class A	247	8,524
Altra Holdings, Inc.	306	7,632
American Railcar Industries, Inc.	262	9,414
Ampco-Pittsburgh Corp.	905	17,412
Astec Industries, Inc.	242	8,470
Barnes Group, Inc.	279	9,207
Blount International, Inc.*	684	9,015
Briggs & Stratton Corp.	428	8,667
Chart Industries, Inc.*	92	10,460
CIRCOR International, Inc.	159	8,351
CLARCOR, Inc.	315	17,319
Columbus McKinnon Corp.*	375	8,295
Commercial Vehicle Group, Inc.*	1,109	8,029
Douglas Dynamics, Inc.	615	8,838
Dynamic Materials Corp.	990	19,196
Energy Recovery, Inc.*	1,896	8,286
EnPro Industries, Inc.*	166	9,434
ESCO Technologies, Inc.	258	8,935
ExOne Co.*	151	9,214
Federal Signal Corp.*	955	9,264
Flow International Corp.*	2,268	8,754
FreightCar America, Inc.	484	8,814
Global Brass & Copper Holdings, Inc.*	1,243	23,157
Gorman-Rupp Co.	270	9,377
Graham Corp.	298	9,742
Greenbrier Companies, Inc.*	350	8,005
Hardinge, Inc.	579	9,160
Hurco Companies, Inc.	305	8,693
Hyster-Yale Materials Handling, Inc.	136	8,841
John Bean Technologies Corp.	389	9,223
Kadant, Inc.	274	8,971
Kaydon Corp.	613	17,826
LB Foster Co. — Class A	376	17,476
Lindsay Corp.	109	8,186
Lydall, Inc.*	560	8,714
Manitex International, Inc.*	778	8,978
Meritor, Inc.*	1,065	8,658
Met-Pro Corp.	609	8,313
Middleby Corp.*	49	8,768
Miller Industries, Inc.	533	8,842
Mueller Industries, Inc.	334	18,333
Mueller Water Products, Inc. — Class A	2,567	19,869
NN, Inc.	1,573	19,348
PMFG, Inc.*	1,290	9,804
Proto Labs, Inc.*	127	8,594
RBC Bearings, Inc.*	316	17,336
Rexnord Corp.*	965	18,306
Standex International Corp.	157	9,268
Sun Hydraulics Corp.	260	8,177
Tecumseh Products Co. — Class A*	776	8,908
Tennant Co.	172	8,875
Titan International, Inc.	505	8,706
Trimas Corp.*	235	8,702
Twin Disc, Inc.	375	9,368
Wabash National Corp.*	866	9,292
Watts Water Technologies, Inc. — Class A	181	9,463
Woodward, Inc.	209	8,552
Xerium Technologies, Inc.*	847	10,486
Total Machinery		650,921
Marine - 0.1%
International Shipholding Corp.	345	9,432
Matson, Inc.	334	9,459
Ultrapetrol Bahamas Ltd.*	2,853	8,759
Total Marine		27,650
Media - 1.5%
AH Belo Corp. — Class A	1,067	8,003
Arbitron, Inc.	155	7,124
Belo Corp. — Class A	517	7,372
Carmike Cinemas, Inc.*	400	7,328
Central European Media Enterprises Ltd. — Class A*	2,207	7,416
Crown Media Holdings, Inc. — Class A*	2,910	8,643
Cumulus Media, Inc. — Class A*	2,148	9,193
Daily Journal Corp.*	68	9,085
Dex Media, Inc.*	400	5,960
Digital Generation, Inc.*	1,036	8,029
Entercom Communications Corp. — Class A*	774	7,593
Entravision Communications Corp. — Class A	1,291	7,346
EW Scripps Co. — Class A*	467	7,757
Fisher Communications, Inc.	176	7,211
Global Sources Ltd.*	1,318	9,542
Gray Television, Inc.*	1,011	7,896
Harte-Hanks, Inc.	821	7,849
Hemisphere Media Group, Inc.*	523	7,196
Journal Communications, Inc. — Class A*	983	9,004
Live Nation Entertainment, Inc.*	467	7,649
Loral Space & Communications, Inc.	118	7,374
Martha Stewart Living Omnimedia — Class A*	3,020	7,580
McClatchy Co. — Class A*	3,071	9,551
MDC Partners, Inc. — Class A	398	9,795
Media General, Inc. — Class A*	763	8,385
Meredith Corp.	155	7,366
National CineMedia, Inc.	430	7,787
New York Times Co. — Class A*	676	8,234
Nexstar Broadcasting Group, Inc. — Class A	212	7,640
ReachLocal, Inc.*	573	7,397
Reading International, Inc. — Class A*	1,191	7,396
Rentrak Corp.*	351	7,539
Saga Communications, Inc. — Class A	155	8,037

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Media -1.5% (continued)
Salem Communications Corp. — Class A	1,017	$7,699
Scholastic Corp.	251	7,656
Sinclair Broadcast Group, Inc. — Class A	251	7,081
Valassis Communications, Inc.	298	8,532
World Wrestling Entertainment, Inc. — Class A	727	7,735
Total Media		299,980
Metals & Mining -2.5%
AK Steel Holding Corp.[1]	5,267	17,908
Allied Nevada Gold Corp.*	2,636	17,582
AM Castle & Co.*	506	8,612
AMCOL International Corp.	525	18,417
Century Aluminum Co.*	1,780	14,934
Coeur Mining, Inc.*	1,349	18,090
Commercial Metals Co.	1,183	18,325
General Moly, Inc.*	8,903	16,738
Globe Specialty Metals, Inc.	1,497	17,859
Gold Resource Corp.	1,792	14,228
Handy & Harman Ltd.*	963	18,836
Haynes International, Inc.	350	16,835
Hecla Mining Co.	5,727	18,498
Horsehead Holding Corp.*	1,359	16,648
Kaiser Aluminum Corp.	264	17,226
Materion Corp.	607	18,295
Midway Gold Corp.*	17,330	18,023
Molycorp, Inc.*	3,039	22,671
Noranda Aluminum Holding Corp.	5,009	15,578
Olympic Steel, Inc.	689	19,189
Paramount Gold and Silver Corp.*	13,999	19,879
RTI International Metals, Inc.*	597	18,298
Schnitzer Steel Industries, Inc. — Class A	673	17,269
Stillwater Mining Co.*	1,580	19,118
SunCoke Energy, Inc.*	1,345	21,251
Universal Stainless & Alloy Products, Inc.*	570	14,706
US Silica Holdings, Inc.	826	19,989
Walter Energy, Inc.	1,669	18,676
Worthington Industries, Inc.	510	18,243
Total Metals & Mining		511,921
Multiline Retail - 0.2%
Bon-Ton Stores, Inc.	407	7,676
Fred's, Inc. — Class A	471	8,101
Gordmans Stores, Inc.*	548	7,667
Saks, Inc.*	530	8,491
Tuesday Morning Corp.*	736	8,258
Total Multiline Retail		40,193
Multi-Utilities-0.5%
Avista Corp.	1,268	36,493
Black Hills Corp.	718	38,090
NorthWestern Corp.	865	36,503
Total Multi-Utilities		111,086
Oil, Gas & Consumable Fuels - 7.2%
Abraxas Petroleum Corp.*	8,607	21,001
Adams Resources & Energy, Inc.	289	19,325
Alon USA Energy, Inc.	1,268	17,321
Alpha Natural Resources, Inc.*	3,655	19,883
Apco Oil and Gas International, Inc.*	1,710	29,173
Approach Resources, Inc.*	784	20,768
Arch Coal, Inc.	4,982	19,430
Berry Petroleum Co. — Class A	444	18,004
Bill Barrett Corp.*	913	20,469
Bonanza Creek Energy, Inc.*	535	21,796
BPZ Resources, Inc.*	10,579	25,495
Callon Petroleum Co.*	5,636	22,544
Carrizo Oil & Gas, Inc.*	667	21,124
Clayton Williams Energy, Inc.*	478	27,213
Clean Energy Fuels Corp.*	1,488	19,210
Cloud Peak Energy, Inc.*	1,142	18,306
Comstock Resources, Inc.	1,153	19,336
Contango Oil & Gas Co.	539	20,838
Crosstex Energy, Inc.	952	19,126
Delek US Holdings, Inc.	630	19,058
Diamondback Energy, Inc.*	575	21,954
Emerald Oil, Inc.*	2,805	20,196
Endeavour International Corp.*	5,935	25,283
Energy XXI Bermuda Ltd.	793	21,292
EPL Oil & Gas, Inc.*	653	21,000
Equal Energy Ltd.	4,829	20,282
Evolution Petroleum Corp.*	1,738	21,499
EXCO Resources, Inc.	2,531	21,944
Forest Oil Corp.*	4,597	23,537
Frontline Ltd.*,1	4,475	11,725
FX Energy, Inc.*	5,349	19,577
GasLog Ltd.	656	9,118
Gastar Exploration Ltd.*	7,173	23,671
Goodrich Petroleum Corp.*	1,530	29,101
Green Plains Renewable Energy, Inc.*	1,502	24,873
Halcon Resources Corp.*,1	3,381	18,528
KiOR, Inc. — Class A*	4,245	20,418
Knightsbridge Tankers Ltd.	1,210	9,269
Kodiak Oil & Gas Corp.*	2,167	21,042
L&L Energy, Inc.*	5,288	16,551
Magnum Hunter Resources Corp.*	5,522	21,149
Matador Resources Co.*	1,568	20,541
Midstates Petroleum Company, Inc.*	3,242	19,452
Miller Energy Resources, Inc.*	4,520	22,555
Nordic American Tankers Ltd.	1,113	10,551
Northern Oil and Gas, Inc.*	1,418	18,732
Panhandle Oil and Gas, Inc. — Class A	633	18,838
PDC Energy, Inc.*	361	19,909
Penn Virginia Corp.	4,028	20,301
PetroQuest Energy, Inc.*	4,541	20,435
Quicksilver Resources, Inc.*	10,462	15,170
Renewable Energy Group, Inc.*	1,443	22,482
Rentech, Inc.	8,070	17,270
Resolute Energy Corp.*	2,437	20,398
REX American Resources Corp.*	643	23,399
Rex Energy Corp.*	1,042	19,996
Rosetta Resources, Inc.*	440	20,068
Sanchez Energy Corp.*	816	19,298

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Oil, Gas & Consumable Fuels - 7.2% (continued)
Scorpio Tankers, Inc.	947	$9,423
Ship Finance International Ltd.	570	9,171
Solazyme, Inc.*,1	1,770	19,948
Stone Energy Corp.*	883	21,510
Swift Energy Co.*	1,566	19,951
Synergy Resources Corp.*	2,542	19,701
Targa Resources Corp.	299	20,383
Teekay Tankers Ltd. — Class A1	3,212	9,058
Triangle Petroleum Corp.*	2,764	19,624
Uranium Energy Corp.*	8,855	20,455
Ur-Energy, Inc.*	12,795	14,970
Vaalco Energy, Inc.*	3,411	21,148
W&T Offshore, Inc.	1,330	21,666
Warren Resources, Inc.*	7,573	21,735
Western Refining, Inc.	672	20,247
Westmoreland Coal Co.*	1,700	21,709
Total Oil, Gas & Consumable Fuels		1,461,523
Paper & Forest Products - 1.0%
Boise Cascade Co.*	622	16,458
Buckeye Technologies, Inc.	439	16,340
Clearwater Paper Corp.*	349	17,073
Deltic Timber Corp.	264	15,927
KapStone Paper and Packaging Corp.	417	18,369
Louisiana-Pacific Corp.*	1,099	17,870
Neenah Paper, Inc.	519	20,537
PH Glatfelter Co.	659	17,444
Resolute Forest Products, Inc.*	1,255	19,151
Schweitzer-Mauduit International, Inc.	334	18,083
Wausau Paper Corp.	1,438	16,379
Total Paper & Forest Products		193,631
Personal Products - 1.6%
Elizabeth Arden, Inc.*	162	6,652
Female Health Co.	3,630	33,323
Inter Parfums, Inc.	248	8,179
Lifevantage Corp.*,1	15,537	40,551
Medifast, Inc.*	1,368	37,401
Nature's Sunshine Products, Inc.	2,215	40,312
Nutraceutical International Corp.	1,785	39,662
Prestige Brands Holdings, Inc.*	260	8,817
Revlon, Inc. — Class A*	320	8,029
Star Scientific, Inc.*,1	28,470	52,384
USANA Health Sciences, Inc.*	499	41,226
Total Personal Products		316,536
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc.*	886	10,322
Akorn, Inc.*	553	7,847
Alimera Sciences, Inc.*	1,509	6,972
Ampio Pharmaceuticals, Inc.*	1,312	7,295
Auxilium Pharmaceuticals, Inc.*	456	8,372
AVANIR Pharmaceuticals, Inc. — Class A*	1,706	8,035
BioDelivery Sciences International, Inc.*	1,881	8,126
Cadence Pharmaceuticals, Inc.*	1,047	7,821
Cempra, Inc.*	1,020	8,935
Corcept Therapeutics, Inc.*	4,006	8,453
Cornerstone Therapeutics, Inc.*	853	7,609
Depomed, Inc.*	1,323	8,626
Endocyte, Inc.*	580	10,423
Hi-Tech Pharmacal Company, Inc.	220	7,907
Horizon Pharma, Inc.*	3,029	7,633
Impax Laboratories, Inc.*	391	8,109
Lannett Company, Inc.*	692	9,612
Medicines Co.*	237	7,323
Nektar Therapeutics*	718	8,049
Omeros Corp.*	1,472	7,905
Optimer Pharmaceuticals, Inc.*	558	6,981
Pacira Pharmaceuticals, Inc.*	272	9,229
Pernix Therapeutics Holdings*	2,054	6,984
Pozen, Inc.*	1,521	8,746
Questcor Pharmaceuticals, Inc.	169	11,293
Repros Therapeutics, Inc.*	449	9,263
Sagent Pharmaceuticals, Inc.*	361	7,845
Santarus, Inc.*	357	8,682
SciClone Pharmaceuticals, Inc.*	1,523	9,534
Sucampo Pharmaceuticals, Inc. — Class A*	1,146	7,025
Supernus Pharmaceuticals, Inc.*	1,164	7,973
TherapeuticsMD, Inc.*	2,372	5,479
ViroPharma, Inc.*	265	9,095
Vivus, Inc.*,1	593	8,782
XenoPort, Inc.*	1,579	8,511
Zogenix, Inc.*	4,163	6,453
Total Pharmaceuticals		297,249
Professional Services - 1.4%
Acacia Research Corp.	307	7,006
Advisory Board Co.*	152	8,921
Barrett Business Services, Inc.	150	10,539
CBIZ, Inc.*	1,218	8,843
CDI Corp.	574	9,029
Corporate Executive Board Co.	132	8,901
CRA International, Inc.*	440	8,422
Exponent, Inc.	139	9,191
Franklin Covey Co.*	534	8,619
FTI Consulting, Inc.*	249	9,278
GP Strategies Corp.*	348	9,191
Heidrick & Struggles International, Inc.	498	7,659
Huron Consulting Group, Inc.*	187	9,526
ICF International, Inc.*	267	8,915
Insperity, Inc.	270	8,929
Kelly Services, Inc. — Class A	477	9,335
Kforce, Inc.	573	9,558
Korn/Ferry International*	474	9,257
Mistras Group, Inc.*	400	6,724
National Technical Systems, Inc.*	587	9,363
Navigant Consulting, Inc.*	682	9,152
Odyssey Marine Exploration, Inc.*	2,712	9,628
On Assignment, Inc.*	318	9,709
Pendrell Corp.*	12,866	30,878
Resources Connection, Inc.	744	9,895
RPX Corp.*	497	8,668
TrueBlue, Inc.*	386	10,306
VSE Corp.	201	8,699

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Professional Services - 1.4% (continued)
WageWorks, Inc.*	246	$8,307
Total Professional Services		282,448
Real Estate Investment Trusts (REITs) - 2.2%
Acadia Realty Trust	171	4,408
AG Mortgage Investment Trust, Inc.	228	4,136
Agree Realty Corp.	139	4,192
Alexander's, Inc.	14	4,228
American Assets Trust, Inc.	138	4,471
American Capital Mortgage Investment Corp.	228	4,464
American Realty Capital Properties, Inc.	280	4,046
American Residential Properties, Inc.*	226	3,964
AmREIT, Inc. — Class B	218	3,987
Anworth Mortgage Asset Corp.	755	3,669
Apollo Commercial Real Estate Finance, Inc.	256	4,104
Apollo Residential Mortgage, Inc.	251	4,024
Ares Commercial Real Estate Corp.	324	4,257
Armada Hoffler Properties, Inc.	364	3,957
ARMOUR Residential REIT, Inc.	932	4,157
Ashford Hospitality Trust, Inc.	365	4,260
Associated Estates Realty Corp.	262	4,003
Aviv REIT, Inc.	170	4,233
Campus Crest Communities, Inc.	368	4,177
CapLease, Inc.	485	4,113
Capstead Mortgage Corp.	341	4,031
Cedar Realty Trust, Inc.	795	4,404
Chambers Street Properties	441	3,568
Chatham Lodging Trust	251	4,382
Chesapeake Lodging Trust	200	4,582
Colonial Properties Trust	180	4,358
Colony Financial, Inc.	209	4,239
Coresite Realty Corp.	137	4,653
Cousins Properties, Inc.	423	4,336
CubeSmart	261	4,228
CyrusOne, Inc.	217	4,416
CYS Investments, Inc.	459	3,810
DCT Industrial Trust, Inc.	594	4,461
DiamondRock Hospitality Co.	457	4,433
DuPont Fabros Technology, Inc.	177	4,055
Dynex Capital, Inc.	406	3,902
EastGroup Properties, Inc.	76	4,701
Education Realty Trust, Inc.	417	3,932
Ellington Residential Mortgage REIT	240	3,725
EPR Properties	86	4,333
Equity One, Inc.	188	4,350
Excel Trust, Inc.	340	4,413
FelCor Lodging Trust, Inc.*	708	4,276
First Industrial Realty Trust, Inc.	279	4,564
First Potomac Realty Trust	329	4,465
Franklin Street Properties Corp.	325	4,326
Geo Group, Inc.	122	4,236
Getty Realty Corp.	206	4,242
Gladstone Commercial Corp.	229	4,262
Glimcher Realty Trust	398	4,474
Government Properties Income Trust	171	4,321
Gramercy Property Trust, Inc.*	934	4,437
Healthcare Realty Trust, Inc.	168	4,319
Hersha Hospitality Trust — Class A	764	4,485
Highwoods Properties, Inc.	121	4,390
Hudson Pacific Properties, Inc.	202	4,383
Inland Real Estate Corp.	433	4,456
Invesco Mortgage Capital, Inc.	250	4,108
Investors Real Estate Trust	500	4,320
iStar Financial, Inc.*	389	4,419
JAVELIN Mortgage Investment Corp.	310	4,151
Kite Realty Group Trust	747	4,310
LaSalle Hotel Properties	171	4,607
Lexington Realty Trust	359	4,502
LTC Properties, Inc.	109	4,215
Medical Properties Trust, Inc.	296	4,322
Monmouth Real Estate Investment Corp. — Class A	427	4,176
MPG Office Trust, Inc.*	1,325	4,147
National Health Investors, Inc.	71	4,444
New Residential Investment Corp.	639	4,237
New York Mortgage Trust, Inc.	600	3,864
NorthStar Realty Finance Corp.	477	4,675
One Liberty Properties, Inc.	186	4,321
Parkway Properties, Inc.	255	4,463
Pebblebrook Hotel Trust	162	4,317
Pennsylvania Real Estate Investment Trust	228	4,720
PennyMac Mortgage Investment Trust	208	4,593
Potlatch Corp.	99	4,359
PS Business Parks, Inc.	61	4,469
RAIT Financial Trust	578	4,370
Ramco-Gershenson Properties Trust	281	4,353
Redwood Trust, Inc.	249	4,218
Resource Capital Corp.	672	4,462
Retail Opportunity Investments Corp.	314	4,302
RLJ Lodging Trust	188	4,553
Rouse Properties, Inc.	221	4,497
Ryman Hospitality Properties, Inc.	117	4,358
Sabra Health Care REIT, Inc.	166	4,356
Saul Centers, Inc.	93	4,220
Select Income REIT	139	3,750
Silver Bay Realty Trust Corp.	248	3,990
Sovran Self Storage, Inc.	66	4,561
STAG Industrial, Inc.	210	4,353
Strategic Hotels & Resorts, Inc.*	477	4,226
Summit Hotel Properties, Inc.	439	4,443
Sun Communities, Inc.	87	4,213
Sunstone Hotel Investors, Inc.	359	4,645
Terreno Realty Corp.	232	4,255
UMH Properties, Inc.	404	4,416
Universal Health Realty Income Trust	99	4,304

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Real Estate Investment Trusts (REITs) - 2.2% (continued)
Urstadt Biddle Properties, Inc. — Class A	208	$4,393
Washington Real Estate Investment Trust	158	4,247
Western Asset Mortgage Capital Corp.	229	3,845
Whitestone REIT — Class B	268	4,336
Winthrop Realty Trust	359	4,584
ZAIS Financial Corp.	229	3,930
Total Real Estate Investment Trusts (REITs)		453,717
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.*	103	4,562
Altisource Residential Corp.*	257	4,927
AV Homes, Inc.*	242	3,908
Consolidated-Tomoka Land Co.	106	4,118
Forestar Group, Inc.*	206	4,452
Kennedy-Wilson Holdings, Inc.	246	4,207
Tejon Ranch Co.*	146	4,933
Thomas Properties Group, Inc.	793	4,488
Total Real Estate Management & Development		35,595
Road & Rail - 0.6%
Arkansas Best Corp.	425	9,223
Celadon Group, Inc.	447	8,989
Heartland Express, Inc.	594	8,744
Knight Transportation, Inc.	493	8,366
Marten Transport Ltd.	542	9,301
Patriot Transportation Holding, Inc.*	275	9,474
Quality Distribution, Inc.*	903	9,536
Roadrunner Transportation Systems, Inc.*	302	9,129
Saia, Inc.*	278	8,323
Swift Transportation Co. — Class A*	519	9,259
Universal Truckload Services, Inc.	357	9,842
Werner Enterprises, Inc.	342	8,229
YRC Worldwide, Inc.*	318	10,259
Total Road & Rail		118,674
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.*	477	10,332
Alpha & Omega Semiconductor Ltd.*	928	7,099
Ambarella, Inc.*	436	7,238
Amkor Technology, Inc.*	1,727	7,288
ANADIGICS, Inc.*	3,380	7,267
Applied Micro Circuits Corp.*	746	8,855
ATMI, Inc.*	302	7,505
Axcelis Technologies, Inc.*	4,048	8,825
Brooks Automation, Inc.	728	7,149
Cabot Microelectronics Corp.*	490	18,120
Cavium, Inc.*	208	7,604
Ceva, Inc.*	384	7,000
Cirrus Logic, Inc.*	411	7,924
Cohu, Inc.	589	6,950
Cypress Semiconductor Corp.	694	8,862
Diodes, Inc.*	285	7,812
DSP Group, Inc.*	880	6,556
Entegris, Inc.*	762	7,262
Entropic Communications, Inc.*	1,736	7,690
Exar Corp.*	647	8,417
FormFactor, Inc.*	1,042	7,575
GSI Technology, Inc.*	1,162	8,076
GT Advanced Technologies, Inc.*,1	5,365	27,844
Hittite Microwave Corp.*	129	8,060
Inphi Corp.*	670	7,812
Integrated Device Technology, Inc.*	910	8,199
Integrated Silicon Solution, Inc.*	653	7,816
Intermolecular, Inc.*	991	6,263
International Rectifier Corp.*	347	8,366
Intersil Corp. — Class A	933	9,526
IXYS Corp.	659	7,407
Kopin Corp.*	2,019	7,490
Lattice Semiconductor Corp.*	1,490	7,688
LTX-Credence Corp.*	1,206	6,464
M/A-COM Technology Solutions Holdings, Inc.*	514	8,239
MaxLinear, Inc. — Class A*	1,051	7,283
Micrel, Inc.	745	7,904
Microsemi Corp.*	329	8,113
Mindspeed Technologies, Inc.*	2,343	7,193
MKS Instruments, Inc.	270	7,322
Monolithic Power Systems, Inc.	300	7,854
MoSys, Inc.*	1,791	7,361
Nanometrics, Inc.*	479	7,357
NeoPhotonics Corp.*	865	7,595
NVE Corp.*	152	7,536
OmniVision Technologies, Inc.*	389	6,325
PDF Solutions, Inc.*	403	8,270
Peregrine Semiconductor Corp.*	672	7,352
Pericom Semiconductor Corp.*	1,010	7,727
Photronics, Inc.*	895	6,847
PLX Technology, Inc.*	1,519	8,324
PMC - Sierra, Inc.*	1,181	7,801
Power Integrations, Inc.	180	9,927
Rambus, Inc.*	846	8,249
RF Micro Devices, Inc.*	1,368	7,100
Rubicon Technology, Inc.*,1	866	7,292
Rudolph Technologies, Inc.*	612	7,558
Semtech Corp.*	207	6,262
Sigma Designs, Inc.*	1,497	7,814
Silicon Image, Inc.*	1,340	7,678
Spansion, Inc. — Class A*	589	6,950
SunEdison, Inc.*	896	9,032
SunPower Corp. — Class A*	1,001	27,678
Supertex, Inc.	295	7,930
Tessera Technologies, Inc.	346	6,944
TriQuint Semiconductor, Inc.*	1,041	8,318
Ultra Clean Holdings*	1,162	8,053
Ultratech, Inc.*	199	5,815
Veeco Instruments, Inc.*	200	6,952
Volterra Semiconductor Corp.*	516	7,776
Total Semiconductors & Semiconductor Equipment		588,072

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Software - 2.4%
Accelrys, Inc.*	914	$7,979
ACI Worldwide, Inc.*	159	7,529
Actuate Corp.*	1,103	8,140
Advent Software, Inc.	121	3,561
American Software, Inc. — Class A	866	7,846
Aspen Technology, Inc.*	250	8,135
AVG Technologies N.V.*	389	8,675
Blackbaud, Inc.	219	7,685
Bottomline Technologies de, Inc.*	289	8,401
BroadSoft, Inc.*	261	7,788
Callidus Software, Inc.*	1,103	7,357
CommVault Systems, Inc.*	92	7,768
Comverse, Inc.*	247	7,736
Cyan, Inc.*	734	7,619
Digimarc Corp.	336	7,053
Ebix, Inc.	716	8,306
Ellie Mae, Inc.*	327	7,701
EPIQ Systems, Inc.	545	7,090
ePlus, Inc.	121	7,682
Fair Isaac Corp.	92	4,596
FleetMatics Group plc*	221	8,323
Glu Mobile, Inc.*,1	3,038	8,324
Guidance Software, Inc.*	828	7,593
Guidewire Software, Inc.*	172	7,527
Imperva, Inc.*	166	8,403
Infoblox, Inc.*	241	7,881
Interactive Intelligence Group, Inc.*	139	7,895
Jive Software, Inc.*	415	5,569
Manhattan Associates, Inc.*	92	8,127
Mentor Graphics Corp.	375	7,699
MicroStrategy, Inc. — Class A*	86	8,171
Mitek Systems, Inc.*	1,362	7,818
Model N, Inc.*	326	7,687
Monotype Imaging Holdings, Inc.	289	7,089
NetScout Systems, Inc.*	310	8,224
Pegasystems, Inc.	222	7,970
Progress Software Corp.*	331	8,470
Proofpoint, Inc.*	301	8,100
PROS Holdings, Inc.*	237	7,778
PTC, Inc.*	299	8,097
QAD, Inc. — Class A	633	8,077
QLIK Technologies, Inc.*	260	8,143
Qualys, Inc.*	444	7,104
Rally Software Development Corp.*	288	8,119
RealPage, Inc.*,1	399	8,044
Rosetta Stone, Inc.*	491	8,023
Sapiens International Corporation N.V.	1,249	7,432
Seachange International, Inc.*	626	7,374
Silver Spring Networks, Inc.*	325	8,811
Sourcefire, Inc.*	132	9,957
SS&C Technologies Holdings, Inc.*	218	7,800
Synchronoss Technologies, Inc.*	237	8,174
Take-Two Interactive Software, Inc.*	489	8,572
Tangoe, Inc.*	490	8,849
TeleCommunication Systems, Inc. — Class A*	3,076	8,305
Telenav, Inc.*	1,375	8,429
TiVo, Inc.*	662	7,315
Tyler Technologies, Inc.*	106	7,910
Ultimate Software Group, Inc.*	63	8,524
VASCO Data Security International, Inc.*	862	7,094
Verint Systems, Inc.*	209	7,478
VirnetX Holding Corp.*	380	7,247
Vringo, Inc.*	2,396	7,547
Total Software		489,720
Specialty Retail - 2.3%
Aeropostale, Inc.*	566	8,564
America's Car-Mart, Inc.*	165	7,141
ANN, Inc.*	222	7,524
Asbury Automotive Group, Inc.*	190	9,280
Barnes & Noble, Inc.*	463	8,265
bebe stores, Inc.	1,380	8,252
Big 5 Sporting Goods Corp.	358	7,257
Body Central Corp.*	587	7,079
Brown Shoe Company, Inc.	354	8,415
Buckle, Inc.	140	7,837
Cato Corp. — Class A	296	8,332
Children's Place Retail Stores, Inc.*	137	7,403
Christopher & Banks Corp.*	1,220	8,345
Citi Trends, Inc.*	509	7,172
Conn's, Inc.*	142	9,176
Destination Maternity Corp.	297	8,928
Destination XL Group, Inc.*	1,173	7,566
Express, Inc.*	354	7,983
Finish Line, Inc. — Class A	339	7,546
Five Below, Inc.*	189	7,345
Francesca's Holdings Corp.*	266	6,613
Genesco, Inc.*	110	7,742
Group 1 Automotive, Inc.	118	8,589
Haverty Furniture Companies, Inc.	320	8,320
hhgregg, Inc.*	474	7,437
Hibbett Sports, Inc.*	131	7,683
Jos. A. Bank Clothiers, Inc.*	176	7,191
Kirkland's, Inc.*	430	7,559
Lithia Motors, Inc. — Class A	141	9,199
Lumber Liquidators Holdings, Inc.*	92	8,907
MarineMax, Inc.*	637	7,408
Mattress Firm Holding Corp.*	186	7,598
Men's Wearhouse, Inc.	195	7,786
Monro Muffler Brake, Inc.	151	6,495
New York & Company, Inc.*	1,154	7,189
Office Depot, Inc.*	1,846	7,993
OfficeMax, Inc.	707	8,053
Pacific Sunwear of California, Inc.*	2,405	10,702
Penske Automotive Group, Inc.	250	9,295
Pep Boys-Manny Moe & Jack*	647	8,055
Pier 1 Imports, Inc.	309	7,262
RadioShack Corp.*	2,328	6,355
Rent-A-Center, Inc. — Class A	197	7,878
Restoration Hardware Holdings, Inc.*	99	6,615
rue21, Inc.*	172	7,186
Sears Hometown and Outlet Stores, Inc.*	178	7,755
Select Comfort Corp.*	307	7,015

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Specialty Retail - 2.3% (continued)
Shoe Carnival, Inc.	300	$8,013
Sonic Automotive, Inc. — Class A	354	7,838
Stage Stores, Inc.	307	7,663
Stein Mart, Inc.	537	7,502
Systemax, Inc.	765	7,367
Tile Shop Holdings, Inc.*	257	7,307
Tilly's, Inc. — Class A*	471	6,914
Trans World Entertainment Corp.	1,477	7,385
Vitamin Shoppe, Inc.*	158	7,589
West Marine, Inc.*	647	7,026
Wet Seal, Inc. — Class A*	1,503	6,598
Winmark Corp.	111	7,981
Zale Corp.*	844	7,832
Zumiez, Inc.*	266	7,334
Total Specialty Retail		473,639
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc.*	3,663	7,363
Columbia Sportswear Co.	119	7,678
Crocs, Inc.*	464	6,343
Culp, Inc.	956	18,393
Fifth & Pacific Companies, Inc.*	336	8,004
G-III Apparel Group Ltd.*	152	7,822
Iconix Brand Group, Inc.*	250	8,210
Jones Group, Inc.	533	8,752
Maidenform Brands, Inc.*	419	9,788
Movado Group, Inc.	226	8,244
Oxford Industries, Inc.	121	8,188
Perry Ellis International, Inc.	348	6,995
Quiksilver, Inc.*	1,180	7,458
RG Barry Corp.	461	7,989
Skechers U.S.A., Inc. — Class A*	316	8,620
Steven Madden Ltd.*	155	7,970
Tumi Holdings, Inc.*	310	7,415
Unifi, Inc.*	787	18,054
Vera Bradley, Inc.*	350	8,484
Wolverine World Wide, Inc.	139	7,994
Total Textiles, Apparel & Luxury Goods		179,764
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	395	4,819
Banc of California, Inc.	311	4,578
Bank Mutual Corp.	714	4,434
BankFinancial Corp.	516	4,438
BBX Capital Corp. — Class A*	324	4,598
Beneficial Mutual Bancorp, Inc.*	490	4,224
Berkshire Hills Bancorp, Inc.	151	3,941
BofI Holding, Inc.*	89	4,828
Brookline Bancorp, Inc.	478	4,713
Capitol Federal Financial, Inc.	344	4,338
Charter Financial Corp.	414	4,508
Clifton Savings Bancorp, Inc.	340	4,233
Dime Community Bancshares, Inc.	278	4,879
Doral Financial Corp.*	233	5,594
ESB Financial Corp.	336	4,405
ESSA Bancorp, Inc.	377	4,279
EverBank Financial Corp.	249	3,864
Federal Agricultural Mortgage Corp. — Class C	151	4,695
First Defiance Financial Corp.	180	4,752
First Federal Bancshares of Arkansas, Inc.*	529	5,211
First Financial Northwest, Inc.	401	4,275
Flagstar Bancorp, Inc.*	305	5,002
Fox Chase Bancorp, Inc.	246	4,310
Franklin Financial Corp.	230	4,202
Hingham Institution for Savings	67	4,815
Home Bancorp, Inc.*	221	4,033
Home Loan Servicing Solutions Ltd.	172	4,305
HomeStreet, Inc.	207	4,492
Kearny Financial Corp.*	410	4,248
Meridian Interstate Bancorp, Inc.*	227	4,644
Meta Financial Group, Inc.	155	4,560
MGIC Investment Corp.*	702	5,363
NASB Financial, Inc.*	161	4,692
Northfield Bancorp, Inc.	356	4,172
Northwest Bancshares, Inc.	311	4,298
OceanFirst Financial Corp.	280	4,782
Oritani Financial Corp.	260	4,228
PennyMac Financial Services, Inc. — Class A*	197	3,861
Provident Financial Holdings, Inc.	262	4,585
Provident Financial Services, Inc.	266	4,732
Provident New York Bancorp	440	4,774
Radian Group, Inc.	365	5,128
Rockville Financial, Inc.	318	4,166
Roma Financial Corp.	232	4,431
Territorial Bancorp, Inc.	180	4,093
Tree.com, Inc.	245	4,628
TrustCo Bank Corp. NY	753	4,473
United Community Financial Corp.*	935	4,320
United Financial Bancorp, Inc.	274	4,277
Walker & Dunlop, Inc.*	246	4,536
Waterstone Financial, Inc.*	429	4,668
Westfield Financial, Inc.	585	4,072
WSFS Financial Corp.	79	4,703
Total Thrifts & Mortgage Finance		239,199
Tobacco - 0.5%
Alliance One International, Inc.*	9,645	36,747
Universal Corp.	603	36,964
Vector Group Ltd.	2,198	36,597
Total Tobacco		110,308
Trading Companies & Distributors - 0.9%
Aceto Corp.	1,246	19,338
Aircastle Ltd.	526	9,247
Applied Industrial Technologies, Inc.	172	8,972
Beacon Roofing Supply, Inc.*	433	17,662
CAI International, Inc.*	335	7,032
DXP Enterprises, Inc.*	126	8,694
Edgen Group, Inc. — Class A*	2,997	23,526
H&E Equipment Services, Inc.	386	8,816
Houston Wire & Cable Co.	585	8,676
Kaman Corp.	241	9,124
Rush Enterprises, Inc. — Class A*	335	8,348
TAL International Group, Inc.	195	7,849

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Trading Companies & Distributors - 0.9% (continued)
Textainer Group Holdings Ltd.	218	$7,715
Titan Machinery, Inc.*	425	8,113
Watsco, Inc.	199	18,577
Total Trading Companies & Distributors		171,689
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*	439	8,591
Water Utilities - 1.5%
American States Water Co.	634	40,714
Artesian Resources Corp. — Class A	1,542	36,299
California Water Service Group	1,756	38,281
Connecticut Water Service, Inc.	1,178	35,222
Consolidated Water Company Ltd.	3,070	36,410
Middlesex Water Co.	1,745	36,889
SJW Corp.	1,315	36,675
York Water Co.	1,752	36,932
Total Water Utilities		297,422
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc.*	5,706	95,175
NII Holdings, Inc.*	5,583	40,085
NTELOS Holdings Corp.	2,139	40,062
Shenandoah Telecommunications Co.	1,989	38,328
USA Mobility, Inc.	2,606	40,705
Total Wireless Telecommunication Services		254,355
Total Common Stocks
(Cost $17,519,319)		20,234,310
RIGHTS†† - 0.0%
Omthera Pharmaceuticals, Inc.	449	269
Accelerate Diagnostics, Inc.
Expires 09/07/13	49	17
Total Rights
(Cost $–)		286
EXCHANGE TRADED FUNDS†- 0.5%
iShares Russell 2000 ETF	900	93,303
Total Exchange Traded Funds
(Cost $92,758)		93,303
SHORT TERM INVESTMENTS†† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	29,883	29,883
Total Short Term Investments
(Cost $29,883)		29,883

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$101,204	101,204
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	90,003	90,003
Total Securities Lending Collateral
(Cost $191,208)		191,207
Total Investments - 100.9%
(Cost $17,833,168)		$20,548,989
Other Assets & Liabilities, net - (0.9)%		(175,440)
Total Net Assets - 100.0%		$20,373,549

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
†††	Value determined based on Level 3 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Illiquid security.
[3]	Securities lending collateral — See Note 2.

plc- Public Limited Company
REIT- Real Estate Investment Trust

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.	798	$74,294
B/E Aerospace, Inc.*	1,022	71,244
Exelis, Inc.	4,654	68,786
Hexcel Corp.*	3,609	127,073
Huntington Ingalls Industries, Inc.	1,149	71,445
L-3 Communications Holdings, Inc.	755	70,328
Rockwell Collins, Inc.	1,018	72,451
Spirit Aerosystems Holdings, Inc. — Class A*	3,002	76,131
Textron, Inc.	2,475	67,766
TransDigm Group, Inc.	401	57,981
Triumph Group, Inc.	816	64,023
Total Aerospace & Defense		821,522
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	1,149	68,503
Expeditors International of Washington, Inc.	1,690	68,141
Total Air Freight & Logistics		136,644
Airlines - 0.5%
Alaska Air Group, Inc.	1,227	75,056
Copa Holdings S.A. — Class A	473	65,827
Delta Air Lines, Inc.	3,462	73,498
Southwest Airlines Co.	4,707	65,098
United Continental Holdings, Inc.*	2,043	71,199
Total Airlines		350,678
Auto Components - 0.7%
Allison Transmission Holdings, Inc.	2,793	66,362
BorgWarner, Inc.	589	56,208
Delphi Automotive plc	997	53,559
Gentex Corp.	2,199	49,653
Goodyear Tire & Rubber Co.*	3,322	61,457
Lear Corp.	842	58,325
TRW Automotive Holdings Corp.*	779	57,108
Visteon Corp.*	804	52,959
Total Auto Components		455,631
Automobiles - 0.2%
Harley-Davidson, Inc.	948	53,818
Tesla Motors, Inc.*	477	64,052
Thor Industries, Inc.	1,034	55,888
Total Automobiles		173,758
Beverages - 2.2%
Beam, Inc.	3,325	216,092
Brown-Forman Corp. — Class B	3,056	221,591
Coca-Cola Enterprises, Inc.	6,077	228,130
Constellation Brands, Inc. — Class A*	4,098	213,465
Dr Pepper Snapple Group, Inc.	4,602	215,097
Molson Coors Brewing Co. — Class B	4,302	215,358
Monster Beverage Corp.*	3,620	220,784
Total Beverages		1,530,517
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc.*	1,091	126,807
Alkermes plc*	3,523	118,302
Ariad Pharmaceuticals, Inc.*	5,759	107,002
BioMarin Pharmaceutical, Inc.*	1,730	111,845
Cubist Pharmaceuticals, Inc.*	1,951	121,606
Incyte Corporation Ltd.*	4,874	114,100
Medivation, Inc.*	2,098	121,411
Myriad Genetics, Inc.*	3,713	110,165
Onyx Pharmaceuticals, Inc.*	1,178	154,671
Pharmacyclics, Inc.*	1,216	132,094
Quintiles Transnational Holdings, Inc.*	2,242	100,554
Seattle Genetics, Inc.*	3,246	131,528
Theravance, Inc.*	2,577	99,369
United Therapeutics Corp.*	1,548	115,852
Vertex Pharmaceuticals, Inc.*	1,234	98,473
Total Biotechnology		1,763,779
Building Products - 0.9%
AO Smith Corp.	1,741	71,938
Armstrong World Industries, Inc.*	2,555	127,954
Fortune Brands Home & Security, Inc.	1,285	53,083
Lennox International, Inc.	1,914	137,463
Masco Corp.	6,258	128,414
Owens Corning*	2,936	115,943
Total Building Products		634,795
Capital Markets - 1.1%
Affiliated Managers Group, Inc.*	239	43,104
American Capital Ltd.*	3,117	42,578
Ameriprise Financial, Inc.	472	42,008
Ares Capital Corp.	2,232	39,707
Artisan Partners Asset Management, Inc.	730	38,690
E*TRADE Financial Corp.*	3,138	46,756
Eaton Vance Corp.	997	40,349
Federated Investors, Inc. — Class B1	1,397	40,555
Invesco Ltd.	1,188	38,242
Lazard Ltd. — Class A	1,183	43,014
Legg Mason, Inc.	1,218	41,887
LPL Financial Holdings, Inc.	999	38,022
Northern Trust Corp.	655	38,344
Raymond James Financial, Inc.	880	38,782
SEI Investments Co.	1,342	42,421
T. Rowe Price Group, Inc.	517	38,899
TD Ameritrade Holding Corp.	1,570	42,437
Waddell & Reed Financial, Inc. — Class A	866	44,218
Total Capital Markets		740,013
Chemicals - 3.9%
Airgas, Inc.	1,249	128,909
Albemarle Corp.	1,917	118,873
Ashland, Inc.	1,440	125,050
Cabot Corp.	3,192	130,936
Celanese Corp. — Class A	2,703	129,906
CF Industries Holdings, Inc.	682	133,679
Cytec Industries, Inc.	1,591	123,939
Eastman Chemical Co.	1,696	136,409
FMC Corp.	1,933	127,887
Huntsman Corp.	7,091	127,780
International Flavors & Fragrances, Inc.	1,579	127,394
Kronos Worldwide, Inc.	7,255	119,998

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Chemicals - 3.9% (continued)
NewMarket Corp.	449	$122,379
Rockwood Holdings, Inc.	1,898	128,552
RPM International, Inc.	3,753	132,256
Scotts Miracle-Gro Co. — Class A	2,516	126,429
Sherwin-Williams Co.	679	118,261
Sigma-Aldrich Corp.	1,482	123,836
Valspar Corp.	1,860	126,703
Westlake Chemical Corp.	1,246	129,609
WR Grace & Co.*	1,456	111,850
Total Chemicals		2,650,635
Commercial Banks -1.7%
Associated Banc-Corp.	2,442	41,367
Bank of Hawaii Corp.	749	41,674
BankUnited, Inc.	1,437	43,455
BOK Financial Corp.	594	39,614
CapitalSource, Inc.	4,086	49,441
CIT Group, Inc.*	826	41,391
City National Corp.	600	41,718
Comerica, Inc.	944	40,158
Commerce Bancshares, Inc.	871	39,744
Cullen/Frost Bankers, Inc.	567	40,847
East West Bancorp, Inc.	1,387	42,761
Fifth Third Bancorp	2,092	40,229
First Citizens BancShares, Inc. — Class A	193	40,434
First Horizon National Corp.	3,384	41,725
First Niagara Financial Group, Inc.	3,781	40,419
First Republic Bank	988	42,672
Fulton Financial Corp.	3,301	41,560
Huntington Bancshares, Inc.	4,811	41,134
KeyCorp	3,492	42,917
M&T Bank Corp.	349	40,784
Popular, Inc.*	1,266	41,651
Regions Financial Corp.	4,038	40,420
Signature Bank*	454	41,564
SunTrust Banks, Inc.	1,199	41,713
SVB Financial Group*	458	39,947
Synovus Financial Corp.	13,134	43,736
TCF Financial Corp.	2,672	40,721
Valley National Bancorp[1]	3,961	40,996
Zions Bancorporation	1,314	38,947
Total Commercial Banks		1,203,739
Commercial Services & Supplies - 1.3%
ADT Corp.	1,570	62,926
Cintas Corp.	1,384	65,754
Clean Harbors, Inc.*	1,228	69,308
Copart, Inc.*	2,072	67,361
Covanta Holding Corp.	3,204	66,675
Iron Mountain, Inc.	2,384	66,275
KAR Auction Services, Inc.	2,170	55,205
Pitney Bowes, Inc.	4,360	71,984
Republic Services, Inc. — Class A	1,877	63,649
Rollins, Inc.	2,500	63,750
RR Donnelley & Sons Co.[1]	4,550	86,405
Stericycle, Inc.*	579	67,129
Waste Connections, Inc.	1,565	67,702
Total Commercial Services & Supplies		874,123
Communications Equipment - 1.2%
Brocade Communications Systems, Inc.*	13,637	90,822
EchoStar Corp. — Class A*	1,884	75,285
F5 Networks, Inc.*	1,059	92,938
Harris Corp.	1,508	86,062
JDS Uniphase Corp.*	5,288	77,575
Juniper Networks, Inc.*	3,941	85,401
Motorola Solutions, Inc.	1,287	70,566
Palo Alto Networks, Inc.*	1,745	85,400
Polycom, Inc.*	7,134	68,201
Riverbed Technology, Inc.*	4,748	74,259
Total Communications Equipment		806,509
Computers & Peripherals - 0.9%
3D Systems Corp.*	1,635	77,221
Diebold, Inc.	2,236	73,028
Lexmark International, Inc. — Class A	2,121	79,516
NCR Corp.*	2,246	80,856
NetApp, Inc.	1,938	79,691
SanDisk Corp.	1,244	68,569
Stratasys Ltd.*	899	79,696
Western Digital Corp.	1,208	77,771
Total Computers & Peripherals		616,348
Construction & Engineering - 0.7%
AECOM Technology Corp.*	2,066	70,037
Chicago Bridge & Iron Company N.V.	1,064	63,393
Fluor Corp.	1,062	66,439
Jacobs Engineering Group, Inc.*	1,134	67,133
KBR, Inc.	1,964	61,434
Quanta Services, Inc.*	2,398	64,290
URS Corp.	1,348	62,682
Total Construction & Engineering		455,408
Construction Materials - 0.5%
Eagle Materials, Inc.	1,807	121,936
Martin Marietta Materials, Inc.	1,196	119,122
Vulcan Materials Co.	2,453	115,733
Total Construction Materials		356,791
Consumer Finance - 0.1%
SLM Corp.	1,633	40,351
Containers & Packaging - 2.4%
Aptargroup, Inc.	2,174	126,940
Avery Dennison Corp.	1,493	66,782
Ball Corp.	2,831	126,800
Bemis Company, Inc.	3,115	128,307
Crown Holdings, Inc.*	2,948	129,211
Greif, Inc. — Class A	2,322	128,453
MeadWestvaco Corp.	3,523	130,175
Owens-Illinois, Inc.*	4,434	131,912
Packaging Corporation of America	2,486	133,722
Rock Tenn Co. — Class A	1,205	137,792
Sealed Air Corp.	5,128	139,687
Silgan Holdings, Inc.	2,543	122,674
Sonoco Products Co.	3,504	134,869
Total Containers & Packaging		1,637,324
Distributors - 0.1%
Genuine Parts Co.	632	51,818

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Distributors - 0.1% (continued)
LKQ Corp.*	1,905	$49,663
Total Distributors		101,481
Diversified Consumer Services - 0.4%
Apollo Group, Inc. — Class A*	2,523	45,969
DeVry, Inc.	1,634	49,151
H&R Block, Inc.	1,752	55,065
Service Corporation International	2,807	53,249
Weight Watchers International, Inc.	1,087	51,578
Total Diversified Consumer Services		255,012
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	846	42,385
ING US, Inc.	1,437	44,719
Interactive Brokers Group, Inc. — Class A	2,350	38,070
IntercontinentalExchange, Inc.*	214	39,044
Leucadia National Corp.	1,498	40,191
McGraw Hill Financial, Inc.	921	56,973
Moody's Corp.	641	43,441
MSCI, Inc. — Class A*	1,135	39,782
NASDAQ OMX Group, Inc.	1,157	37,487
NYSE Euronext	915	38,576
Total Diversified Financial Services		420,668
Diversified Telecommunication Services - 1.1%
Frontier Communications Corp.[1]	35,363	154,183
Intelsat S.A.*	6,899	147,915
Level 3 Communications, Inc.*	6,882	151,748
tw telecom, Inc. — Class A*	5,057	150,597
Windstream Corp.[1]	17,884	149,331
Total Diversified Telecommunication Services		753,774
Electric Utilities - 3.0%
Edison International	3,021	150,597
Entergy Corp.	2,035	137,363
FirstEnergy Corp.	3,811	145,085
Great Plains Energy, Inc.	6,320	152,881
Hawaiian Electric Industries, Inc.	5,698	151,909
ITC Holdings Corp.	1,585	145,455
N.V. Energy, Inc.	5,999	141,756
Northeast Utilities	3,472	154,192
OGE Energy Corp.	4,230	158,202
Pepco Holdings, Inc.	7,069	145,268
Pinnacle West Capital Corp.	2,635	155,202
PPL Corp.	4,771	151,575
Westar Energy, Inc.	4,549	152,801
Xcel Energy, Inc.	4,959	148,522
Total Electric Utilities		2,090,808
Electrical Equipment - 1.0%
AMETEK, Inc.	1,537	71,132
Babcock & Wilcox Co.	2,138	65,295
First Solar, Inc.*	2,985	146,981
Hubbell, Inc. — Class B	655	70,314
Regal-Beloit Corp.	1,000	64,680
Rockwell Automation, Inc.	755	73,122
Roper Industries, Inc.	522	65,751
SolarCity Corp.*,1	3,687	152,421
Total Electrical Equipment		709,696
Electronic Equipment & Instruments - 1.6%
Amphenol Corp. — Class A	950	74,632
Arrow Electronics, Inc.*	1,900	86,735
Avnet, Inc.*	2,196	82,723
AVX Corp.	6,169	78,902
Dolby Laboratories, Inc. — Class A	2,192	72,095
FLIR Systems, Inc.	2,441	79,259
Ingram Micro, Inc. — Class A*	3,919	89,471
IPG Photonics Corp.	1,220	74,298
Jabil Circuit, Inc.	3,640	83,684
Molex, Inc.	2,482	74,038
National Instruments Corp.	2,291	64,583
Tech Data Corp.*	1,560	80,090
Trimble Navigation Ltd.*	2,494	71,179
Vishay Intertechnology, Inc.*	5,288	76,094
Total Electronic Equipment & Instruments		1,087,783
Energy Equipment & Services - 3.5%
Atwood Oceanics, Inc.*	2,549	143,611
Cameron International Corp.*	2,168	128,562
Diamond Offshore Drilling, Inc.	1,978	133,396
Dresser-Rand Group, Inc.*	2,281	138,844
Dril-Quip, Inc.*	1,491	135,547
FMC Technologies, Inc.*	2,381	126,907
Helmerich & Payne, Inc.	2,086	131,835
McDermott International, Inc.*	15,421	133,392
Nabors Industries Ltd.	8,382	128,999
Oceaneering International, Inc.	1,849	149,935
Oil States International, Inc.*	1,456	141,567
Patterson-UTI Energy, Inc.	6,642	131,312
Rowan Companies plc — Class A*	3,930	134,996
RPC, Inc.[1]	9,404	134,665
Seadrill Ltd.	3,437	146,691
Superior Energy Services, Inc.*	4,997	128,023
Tidewater, Inc.	1,123	66,246
Unit Corp.*	3,100	139,748
Total Energy Equipment & Services		2,374,276
Food & Staples Retailing - 1.3%
Fresh Market, Inc.*	4,112	217,031
Kroger Co.	5,998	235,540
Safeway, Inc.	8,964	231,181
Whole Foods Market, Inc.	3,986	221,542
Total Food & Staples Retailing		905,294
Food Products - 5.5%
Bunge Ltd.	2,986	226,965
Campbell Soup Co.	4,711	220,475
ConAgra Foods, Inc.	6,221	225,262
Dean Foods Co.*	20,739	226,055
Flowers Foods, Inc.	9,609	220,623
Green Mountain Coffee Roasters, Inc.*	2,805	216,490
Hershey Co.	2,396	227,308
Hillshire Brands Co.	6,326	222,738
Hormel Foods Corp.	5,432	230,044
Ingredion, Inc.	3,266	219,475
JM Smucker Co.	2,051	230,778
McCormick & Company, Inc.	2,908	208,242
Mead Johnson Nutrition Co. — Class A	2,678	195,066

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Food Products - 5.5% (continued)
Pinnacle Foods, Inc.	8,500	$216,495
Smithfield Foods, Inc.*	6,308	209,426
Tyson Foods, Inc. — Class A	8,266	228,306
WhiteWave Foods Co. — Class A*	12,848	240,128
Total Food Products		3,763,876
Gas Utilities - 1.4%
AGL Resources, Inc.	3,343	153,076
Atmos Energy Corp.	3,579	158,335
National Fuel Gas Co.	2,412	156,370
ONEOK, Inc.	3,400	180,030
Questar Corp.	6,020	143,637
UGI Corp.	3,749	157,421
Total Gas Utilities		948,869
Health Care Equipment & Supplies - 2.5%
Alere, Inc.*	3,897	130,160
Boston Scientific Corp.*	10,676	116,582
CareFusion Corp.*	2,619	101,015
Cooper Companies, Inc.	825	105,064
CR Bard, Inc.	886	101,536
DENTSPLY International, Inc.	2,396	102,740
Edwards Lifesciences Corp.*	1,435	102,430
Hill-Rom Holdings, Inc.	2,911	107,911
Hologic, Inc.*	4,906	111,366
IDEXX Laboratories, Inc.*	1,068	104,653
ResMed, Inc.	2,041	97,254
Sirona Dental Systems, Inc.*	1,479	104,417
St. Jude Medical, Inc.	2,129	111,538
Teleflex, Inc.	1,271	100,956
Varian Medical Systems, Inc.*	1,447	104,908
Zimmer Holdings, Inc.	1,286	107,355
Total Health Care Equipment & Supplies		1,709,885
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp. — Class A	1,800	104,886
Brookdale Senior Living, Inc. — Class A*	3,708	107,977
Cardinal Health, Inc.	2,067	103,536
Catamaran Corp.*	1,952	103,066
Cigna Corp.	1,364	106,160
Community Health Systems, Inc.	2,068	95,252
DaVita HealthCare Partners, Inc.*	790	91,964
HCA Holdings, Inc.	2,632	102,648
Health Management Associates, Inc. — Class A*	6,264	84,439
Health Net, Inc.*	3,151	96,641
Henry Schein, Inc.*	1,019	105,803
Humana, Inc.	1,142	104,219
Laboratory Corporation of America Holdings*	971	93,935
LifePoint Hospitals, Inc.*	1,981	97,386
MEDNAX, Inc.*	1,081	105,311
Omnicare, Inc.	2,038	107,586
Patterson Companies, Inc.	2,584	105,660
Quest Diagnostics, Inc.	1,586	92,480
Tenet Healthcare Corp.*	2,145	95,774
Universal Health Services, Inc. — Class B	1,471	102,896
VCA Antech, Inc.*	3,844	110,553
Total Health Care Providers & Services		2,118,172
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	7,639	120,773
Cerner Corp.*	2,030	99,470
Total Health Care Technology		220,243
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc.*	891	63,867
Brinker International, Inc.	1,272	51,071
Burger King Worldwide, Inc.	2,466	47,323
Chipotle Mexican Grill, Inc. — Class A*	136	56,069
Choice Hotels International, Inc.	1,235	51,339
Darden Restaurants, Inc.	996	48,854
Domino's Pizza, Inc.	849	53,130
Dunkin' Brands Group, Inc.	1,153	49,810
Hyatt Hotels Corp. — Class A*	1,245	56,336
International Game Technology	2,978	55,004
Marriott International, Inc. — Class A	1,242	51,630
MGM Resorts International*	3,567	58,178
Norwegian Cruise Line Holdings Ltd.*	1,699	51,412
Panera Bread Co. — Class A*	272	45,438
Penn National Gaming, Inc.*	948	47,391
Royal Caribbean Cruises Ltd.	1,476	56,221
SeaWorld Entertainment, Inc.	1,346	49,358
Six Flags Entertainment Corp.	1,370	50,402
Starwood Hotels & Resorts Worldwide, Inc.	778	51,465
Wendy's Co.	8,544	60,748
Wyndham Worldwide Corp.	867	54,014
Wynn Resorts Ltd.	389	51,788
Total Hotels, Restaurants & Leisure		1,160,848
Household Durables - 1.1%
DR Horton, Inc.	2,337	46,974
Garmin Ltd.	1,398	56,032
Harman International Industries, Inc.	1,001	60,591
Jarden Corp.*	1,137	51,699
Leggett & Platt, Inc.	1,603	50,350
Lennar Corp. — Class A	1,387	46,978
Mohawk Industries, Inc.*	443	52,713
Newell Rubbermaid, Inc.	1,922	51,932
NVR, Inc.*	53	49,057
PulteGroup, Inc.	2,569	42,722
Taylor Morrison Home Corp. — Class A*	1,992	48,266
Tempur Sealy International, Inc.*	1,174	46,549
Toll Brothers, Inc.*	1,529	50,258
Tupperware Brands Corp.	655	55,203
Whirlpool Corp.	429	57,460
Total Household Durables		766,784
Household Products - 1.0%
Church & Dwight Company, Inc.	3,472	221,166

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Household Products -1.0% (continued)
Clorox Co.	2,516	$216,225
Energizer Holdings, Inc.	2,111	214,900
Total Household Products		652,291
Independent Power Producers & Energy Trader - 0.6%
AES Corp.	12,060	150,026
Calpine Corp.*	6,667	133,407
NRG Energy, Inc.	5,301	142,173
Total Independent Power Producers & Energy Trader		425,606
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	1,010	68,417
Insurance - 2.5%
Alleghany Corp.*	102	41,196
Allied World Assurance Company Holdings AG	419	39,658
American Financial Group, Inc.	782	40,422
American National Insurance Co.	391	43,988
Aon plc	588	39,690
Arch Capital Group Ltd.*	747	40,450
Arthur J Gallagher & Co.	871	38,655
Aspen Insurance Holdings Ltd.	1,033	38,727
Assurant, Inc.	751	40,674
Assured Guaranty Ltd.	1,754	37,957
Axis Capital Holdings Ltd.	831	36,198
Brown & Brown, Inc.	1,201	39,621
Cincinnati Financial Corp.	831	40,719
CNA Financial Corp.	1,184	42,044
Endurance Specialty Holdings Ltd.	758	39,894
Erie Indemnity Co. — Class A	497	39,944
Everest Re Group Ltd.	301	40,193
Fidelity National Financial, Inc. — Class A	1,659	40,612
Genworth Financial, Inc. — Class A*	3,440	44,686
Hanover Insurance Group, Inc.	787	42,364
Hartford Financial Services Group, Inc.	1,283	39,593
HCC Insurance Holdings, Inc.	887	39,498
Kemper Corp.	1,132	39,563
Lincoln National Corp.	1,053	43,879
Markel Corp.*	74	39,220
MBIA, Inc.*	2,927	39,515
Mercury General Corp.	878	38,808
Old Republic International Corp.	3,033	43,827
PartnerRe Ltd.	430	38,502
Principal Financial Group, Inc.	1,012	43,880
ProAssurance Corp.	744	39,826
Progressive Corp.	1,538	40,003
Protective Life Corp.	995	43,113
Reinsurance Group of America, Inc. — Class A	563	38,335
RenaissanceRe Holdings Ltd.	445	38,702
StanCorp Financial Group, Inc.	779	41,357
Torchmark Corp.	579	41,155
Unum Group	1,302	41,195
Validus Holdings Ltd.	1,094	38,760
White Mountains Insurance Group Ltd.	65	38,870
WR Berkley Corp.	936	39,658
XL Group plc — Class A	1,258	39,438
Total Insurance		1,694,389
Internet & Catalog Retail - 0.6%
Expedia, Inc.	856	40,343
Groupon, Inc. — Class A*	8,891	78,774
HomeAway, Inc.*	1,529	46,038
Liberty Interactive Corp. — Class A*	2,206	53,959
Liberty Ventures*	595	53,383
Netflix, Inc.*	230	56,171
TripAdvisor, Inc.*	794	59,566
Total Internet & Catalog Retail		388,234
Internet Software & Services - 0.9%
Akamai Technologies, Inc.*	1,731	81,703
AOL, Inc.	2,066	76,111
Equinix, Inc.*	406	72,816
IAC/InterActiveCorp	1,545	78,192
LinkedIn Corp. — Class A*	410	83,554
Pandora Media, Inc.*	2,978	54,617
Rackspace Hosting, Inc.*	2,009	90,988
VeriSign, Inc.*	1,624	77,692
Total Internet Software & Services		615,673
IT Services - 2.0%
Alliance Data Systems Corp.*	215	42,523
Amdocs Ltd.	2,004	77,094
Booz Allen Hamilton Holding Corp.	3,767	80,538
Broadridge Financial Solutions, Inc.	1,444	41,789
Computer Sciences Corp.	1,659	79,068
CoreLogic, Inc.*	1,649	46,007
DST Systems, Inc.	1,121	78,504
Fidelity National Information Services, Inc.	870	37,549
Fiserv, Inc.*	433	41,672
FleetCor Technologies, Inc.*	449	40,307
Gartner, Inc.*	1,286	77,173
Genpact Ltd.	3,240	66,064
Global Payments, Inc.	814	37,696
Jack Henry & Associates, Inc.	800	38,640
Lender Processing Services, Inc.	1,188	38,824
NeuStar, Inc. — Class A*	1,517	85,073
Paychex, Inc.	1,671	65,904
SAIC, Inc.	5,534	84,615
Teradata Corp.*	1,496	88,444
Total System Services, Inc.	1,591	43,609
Vantiv, Inc. — Class A*	1,380	36,004
VeriFone Systems, Inc.*	4,448	84,823
Western Union Co.	2,264	40,661
Total IT Services		1,352,581
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	1,111	51,106
Mattel, Inc.	1,102	46,317
Polaris Industries, Inc.	525	58,874
Total Leisure Equipment & Products		156,297
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	1,479	66,156
Bio-Rad Laboratories, Inc. — Class A*	871	106,253

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Life Sciences Tools & Services - 1.6% (continued)
Bruker Corp.*	5,973	$107,036
Charles River Laboratories International, Inc.*	2,339	106,518
Covance, Inc.*	1,259	103,868
Illumina, Inc.*	1,309	104,484
Life Technologies Corp.*	1,302	97,129
Mettler-Toledo International, Inc.*	312	68,827
PerkinElmer, Inc.	2,944	100,361
QIAGEN N.V.*	5,016	104,834
Techne Corp.	1,388	102,351
Waters Corp.*	630	63,592
Total Life Sciences Tools & Services		1,131,409
Machinery - 3.6%
AGCO Corp.	1,232	69,300
CNH Global N.V.	1,530	71,895
Colfax Corp.*	1,252	66,444
Crane Co.	1,092	66,503
Donaldson Company, Inc.	1,791	64,924
Dover Corp.	819	70,139
Flowserve Corp.	1,190	67,449
Graco, Inc.	1,021	71,245
Harsco Corp.	2,816	72,540
IDEX Corp.	1,202	71,699
Ingersoll-Rand plc	1,161	70,879
ITT Corp.	2,209	69,009
Joy Global, Inc.	1,254	62,073
Kennametal, Inc.	1,626	70,471
Lincoln Electric Holdings, Inc.	1,132	66,833
Manitowoc Company, Inc.	3,584	73,580
Navistar International Corp.*	2,249	76,803
Nordson Corp.	927	66,892
Oshkosh Corp.*	1,748	78,345
PACCAR, Inc.	1,211	68,143
Pall Corp.	968	67,721
Parker Hannifin Corp.	666	68,784
Pentair Ltd.	1,110	67,799
Snap-on, Inc.	716	67,913
SPX Corp.	873	66,706
Stanley Black & Decker, Inc.	822	69,558
Terex Corp.*	2,376	70,044
Timken Co.	2,163	126,362
Toro Co.	1,388	68,401
Trinity Industries, Inc.	1,708	67,244
Valmont Industries, Inc.	854	119,253
WABCO Holdings, Inc.*	671	53,049
Wabtec Corp.	1,244	72,227
Xylem, Inc.	2,423	60,405
Total Machinery		2,440,632
Marine - 0.1%
Kirby Corp.*	807	68,159
Media - 1.6%
AMC Networks, Inc. — Class A*	768	52,424
Cablevision Systems Corp. — Class A	3,251	60,761
Charter Communications, Inc. — Class A*	414	52,056
Cinemark Holdings, Inc.	1,755	51,106
Clear Channel Outdoor Holdings, Inc. — Class A*	6,622	49,135
Discovery Communications, Inc. — Class A*	648	51,659
DISH Network Corp. — Class A	1,221	54,518
DreamWorks Animation SKG, Inc. — Class A*	1,992	49,322
Gannett Company, Inc.	2,044	52,653
Interpublic Group of Companies, Inc.	3,413	56,144
John Wiley & Sons, Inc. — Class A	1,236	55,781
Lamar Advertising Co. — Class A*	1,154	50,003
Liberty Media Corp. — Class A*	398	57,205
Lions Gate Entertainment Corp.*	1,776	57,773
Madison Square Garden Co. — Class A*	849	50,066
Morningstar, Inc.	499	38,034
Omnicom Group, Inc.	793	50,966
Regal Entertainment Group — Class A	2,791	52,610
Scripps Networks Interactive, Inc. — Class A	751	53,148
Starz — Class A*	2,261	51,031
Washington Post Co. — Class B	101	54,273
Total Media		1,100,668
Metals & Mining - 2.3%
Alcoa, Inc.	15,060	119,727
Allegheny Technologies, Inc.	4,492	123,844
Carpenter Technology Corp.	2,656	138,856
Cliffs Natural Resources, Inc.[1]	7,363	143,652
Compass Minerals International, Inc.	1,419	107,276
Newmont Mining Corp.	4,123	123,690
Nucor Corp.	2,731	127,756
Reliance Steel & Aluminum Co.	1,871	131,344
Royal Gold, Inc.	2,815	145,507
Steel Dynamics, Inc.	8,271	128,697
Tahoe Resources, Inc.*	9,355	141,635
United States Steel Corp.	6,996	121,381
Total Metals & Mining		1,553,365
Multiline Retail - 0.8%
Big Lots, Inc.*	1,539	55,604
Dillard's, Inc. — Class A	596	50,320
Dollar General Corp.*	968	52,921
Dollar Tree, Inc.*	982	52,684
Family Dollar Stores, Inc.	809	55,627
JC Penney Company, Inc.*	3,058	44,647
Kohl's Corp.	966	51,179
Macy's, Inc.	1,049	50,709
Nordstrom, Inc.	833	51,013
Sears Holdings Corp.*,1	1,129	51,708
Total Multiline Retail		516,412
Multi-Utilities-3.3%
Alliant Energy Corp.	2,886	152,871
Ameren Corp.	4,213	150,868
CenterPoint Energy, Inc.	6,101	151,427
CMS Energy Corp.	5,213	145,912
Consolidated Edison, Inc.	2,468	147,833
DTE Energy Co.	2,155	152,359

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Multi-Utilities - 3.3% (continued)
Integrys Energy Group, Inc.	2,452	$153,986
MDU Resources Group, Inc.	5,594	156,856
NiSource, Inc.	5,052	155,197
Public Service Enterprise Group, Inc.	4,360	147,324
SCANA Corp.	2,903	150,695
Sempra Energy	1,738	152,301
TECO Energy, Inc.	8,308	146,802
Vectren Corp.	4,244	157,113
Wisconsin Energy Corp.	3,495	151,963
Total Multi-Utilities		2,273,507
Office Electronics - 0.2%
Xerox Corp.	7,005	67,949
Zebra Technologies Corp. — Class A*	1,456	67,224
Total Office Electronics		135,173
Oil, Gas & Consumable Fuels -7.1%
Cabot Oil & Gas Corp.	1,887	143,072
Cheniere Energy, Inc.*	4,971	142,021
Chesapeake Energy Corp.	6,709	156,320
Cimarex Energy Co.	1,946	148,733
Cobalt International Energy, Inc.*	5,097	147,048
Concho Resources, Inc.*	1,551	139,109
CONSOL Energy, Inc.	4,754	147,517
Continental Resources, Inc.*	1,575	145,373
CVR Energy, Inc.	2,768	130,622
Denbury Resources, Inc.*	7,666	134,155
Energen Corp.	2,696	161,463
Equities Corp.	1,648	142,552
Golar LNG Ltd.	4,187	144,577
Gulfport Energy Corp.*	2,804	149,173
HollyFrontier Corp.	3,147	143,346
Kosmos Energy Ltd.*	12,879	136,002
Laredo Petroleum Holdings, Inc.*	6,541	143,313
Murphy Oil Corp.	2,168	146,817
Newfield Exploration Co.*	5,519	135,767
Noble Energy, Inc.	2,221	138,790
Oasis Petroleum, Inc.*	3,410	143,356
PBF Energy, Inc.	5,352	122,507
Peabody Energy Corp.	8,834	146,291
Pioneer Natural Resources Co.	897	138,820
QEP Resources, Inc.	4,707	143,516
Range Resources Corp.	1,666	131,781
SandRidge Energy, Inc.*,1	27,097	146,866
SM Energy Co.	2,196	150,931
Southwestern Energy Co.*	3,638	141,118
Teekay Corp.	1,615	64,067
Tesoro Corp.	2,489	141,500
Ultra Petroleum Corp.*,1	6,317	136,763
Whiting Petroleum Corp.*	2,935	151,064
World Fuel Services Corp.	3,366	130,399
WPX Energy, Inc.*	6,901	132,568
Total Oil, Gas & Consumable Fuels		4,897,317
Paper & Forest Products - 0.4%
Domtar Corp.	1,802	125,257
International Paper Co.	2,754	133,046
Total Paper & Forest Products		258,303
Personal Products - 0.6%
Avon Products, Inc.	2,338	53,447
Herbalife Ltd.[1]	4,435	290,492
Nu Skin Enterprises, Inc. — Class A	808	67,581
Total Personal Products		411,520
Pharmaceuticals - 1.5%
Actavis, Inc.*	793	106,476
Endo Health Solutions, Inc.*	2,583	99,342
Forest Laboratories, Inc.*	2,371	103,281
Hospira, Inc.*	2,779	113,105
Jazz Pharmaceuticals plc*	1,462	110,396
Mylan, Inc.*	3,172	106,452
Perrigo Co.	812	101,005
Salix Pharmaceuticals Ltd.*	1,497	110,628
Warner Chilcott plc — Class A	5,023	107,040
Zoetis, Inc.	3,061	91,248
Total Pharmaceuticals		1,048,973
Professional Services - 0.7%
Dun & Bradstreet Corp.	394	40,830
Equifax, Inc.	639	40,404
IHS, Inc. — Class A*	625	68,613
Manpowergroup, Inc.	1,154	77,168
Nielsen Holdings N.V.	1,445	48,292
Robert Half International, Inc.	1,923	71,613
Towers Watson & Co. — Class A	788	66,373
Verisk Analytics, Inc. — Class A*	1,081	69,573
Total Professional Services		482,866
Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	593	40,621
American Campus Communities, Inc.	972	37,335
American Capital Agency Corp.	1,613	36,341
Annaly Capital Management, Inc.	2,938	35,021
Apartment Investment & Management Co. — Class A	1,294	38,018
AvalonBay Communities, Inc.	276	37,354
BioMed Realty Trust, Inc.	1,951	40,308
Boston Properties, Inc.	365	39,037
Brandywine Realty Trust	2,829	39,436
BRE Properties, Inc.	773	41,015
Camden Property Trust	556	39,220
CBL & Associates Properties, Inc.	1,776	40,440
Chimera Investment Corp.	12,689	37,813
CommonWealth REIT	1,652	38,112
Corporate Office Properties Trust	1,501	38,245
Corrections Corporation of America	1,867	61,704
DDR Corp.	2,329	39,779
Digital Realty Trust, Inc.	643	35,551
Douglas Emmett, Inc.	1,519	37,990
Duke Realty Corp.	2,514	41,406
Equity Lifestyle Properties, Inc.	976	37,566
Essex Property Trust, Inc.	239	38,548
Extra Space Storage, Inc.	898	37,761
Federal Realty Investment Trust	380	40,025
General Growth Properties, Inc.	1,927	39,966
Hatteras Financial Corp.	1,508	30,296
HCP, Inc.	852	37,377
Health Care REIT, Inc.	581	37,469

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Real Estate Investment Trusts (REITs) -3.5% (continued)
Healthcare Trust of America, Inc. — Class A	3,412	$37,361
Home Properties, Inc.	590	37,648
Hospitality Properties Trust	1,485	42,308
Host Hotels & Resorts, Inc.	2,269	40,524
Kilroy Realty Corp.	735	38,470
Kimco Realty Corp.	1,790	40,365
Liberty Property Trust	1,048	40,044
Macerich Co.	630	39,092
Mack-Cali Realty Corp.	1,560	37,534
MFA Financial, Inc.	4,499	35,902
Mid-America Apartment Communities, Inc.	575	38,841
National Retail Properties, Inc.	1,137	39,784
Omega Healthcare Investors, Inc.	1,246	39,660
Piedmont Office Realty Trust, Inc. — Class A	2,148	38,857
Plum Creek Timber Company, Inc.	817	39,853
Post Properties, Inc.	787	36,611
Prologis, Inc.	1,014	38,897
Rayonier, Inc.	702	41,025
Realty Income Corp.	907	39,373
Regency Centers Corp.	774	40,813
Retail Properties of America, Inc. — Class A	2,619	36,902
Senior Housing Properties Trust	1,482	37,272
SL Green Realty Corp.	437	39,614
Spirit Realty Capital, Inc.	1,500	13,695
Starwood Property Trust, Inc.	1,560	39,624
Tanger Factory Outlet Centers	1,147	37,197
Taubman Centers, Inc.	507	37,123
Two Harbors Investment Corp.	3,624	36,349
UDR, Inc.	1,525	38,186
Ventas, Inc.	556	36,551
Vornado Realty Trust	473	40,115
Weingarten Realty Investors	1,267	39,682
Weyerhaeuser Co.	1,360	38,624
WP Carey, Inc.	583	41,171
Total Real Estate Investment Trusts (REITs)		2,388,821
Real Estate Management & Development - 0.3%
CBRE Group, Inc. — Class A*	1,702	39,435
Forest City Enterprises, Inc. — Class A*	2,148	37,633
Howard Hughes Corp.*	351	38,333
Jones Lang LaSalle, Inc.	427	38,870
Realogy Holdings Corp.*	782	35,159
St. Joe Co.*	1,803	40,892
Total Real Estate Management & Development		230,322
Road & Rail - 0.9%
AMERCO	299	49,730
Avis Budget Group, Inc.*	1,709	54,073
Con-way, Inc.	1,593	66,030
Genesee & Wyoming, Inc. — Class A*	735	65,900
Hertz Global Holdings, Inc.*	2,080	53,269
J.B. Hunt Transport Services, Inc.	908	68,036
Kansas City Southern	589	63,465
Landstar System, Inc.	1,241	67,088
Old Dominion Freight Line, Inc.*	1,510	65,957
Ryder System, Inc.	1,041	64,375
Total Road & Rail		617,923
Semiconductors & Semicond - 0.1%
NVIDIA Corp.	5,102	73,622
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	17,482	65,907
Altera Corp.	2,225	79,121
Analog Devices, Inc.	1,630	80,457
Applied Materials, Inc.	4,751	77,489
Atmel Corp.*	10,218	80,722
Avago Technologies Ltd.	1,955	71,709
Cree, Inc.*	1,203	84,090
Fairchild Semiconductor International, Inc. — Class A*	5,334	67,315
Freescale Semiconductor Ltd.*	5,269	82,723
KLA-Tencor Corp.	1,308	76,688
Lam Research Corp.*	1,606	79,047
Linear Technology Corp.	1,991	80,755
LSI Corp.	10,576	82,281
Marvell Technology Group Ltd.	6,331	82,113
Maxim Integrated Products, Inc.	2,620	74,932
Microchip Technology, Inc.	1,971	78,328
Micron Technology, Inc.*	5,276	69,907
ON Semiconductor Corp.*	9,373	77,234
Silicon Laboratories, Inc.*	1,766	68,980
Skyworks Solutions, Inc.*	3,390	81,428
Teradyne, Inc.*	4,265	70,330
Xilinx, Inc.	1,852	86,470
Total Semiconductors & Semiconductor Equipment		1,698,026
Software - 3.3%
Activision Blizzard, Inc.	5,269	94,737
ANSYS, Inc.*	1,012	80,798
Autodesk, Inc.*	2,131	75,416
BMC Software, Inc.*	1,616	74,288
CA, Inc.	2,658	79,049
Cadence Design Systems, Inc.*	5,088	74,183
Citrix Systems, Inc.*	1,239	89,233
Compuware Corp.	7,044	79,879
Concur Technologies, Inc.*	933	82,934
Electronic Arts, Inc.*	3,331	87,006
FactSet Research Systems, Inc.	378	41,270
Fortinet, Inc.*	4,336	92,140
Informatica Corp.*	2,173	82,943
Intuit, Inc.	1,234	78,877
MICROS Systems, Inc.*	1,720	83,816
NetSuite, Inc.*	840	78,868
Nuance Communications, Inc.*	3,958	74,252
Red Hat, Inc.*	1,582	81,900
Rovi Corp.*	3,163	71,262
ServiceNow, Inc.*	1,832	79,839
SolarWinds, Inc.*	1,897	67,325
Solera Holdings, Inc.	1,394	79,333
Splunk, Inc.*	1,651	82,567
Symantec Corp.	3,284	87,617
Synopsys, Inc.*	2,066	76,525
Tableau Software, Inc. — Class A*	1,333	73,848

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Software - 3.3% (continued)
TIBCO Software, Inc.*	3,613	$90,108
Workday, Inc. — Class A*	1,152	78,670
Zynga, Inc. — Class A*	26,478	78,904
Total Software		2,297,587
Specialty Retail - 2.9%
Aaron's, Inc.	1,774	50,843
Abercrombie & Fitch Co. — Class A	1,117	55,705
Advance Auto Parts, Inc.	600	49,494
American Eagle Outfitters, Inc.	2,698	52,989
Ascena Retail Group, Inc.*	2,841	54,235
AutoNation, Inc.*	1,144	54,798
AutoZone, Inc.*	116	52,035
Bed Bath & Beyond, Inc.*	710	54,294
Best Buy Company, Inc.	1,828	55,005
Cabela's, Inc.*	750	51,480
CarMax, Inc.*	1,102	54,042
Chico's FAS, Inc.	3,013	51,613
CST Brands, Inc.*	4,164	135,788
Dick's Sporting Goods, Inc.	968	49,765
DSW, Inc. — Class A	668	50,628
Foot Locker, Inc.	1,414	51,088
GameStop Corp. — Class A	1,220	59,853
GNC Holdings, Inc. — Class A	4,489	236,927
Guess?, Inc.	1,597	53,787
L Brands, Inc.	983	54,822
O'Reilly Automotive, Inc.*	439	54,989
PetSmart, Inc.	726	53,158
Ross Stores, Inc.	766	51,682
Sally Beauty Holdings, Inc.*	1,608	49,060
Signet Jewelers Ltd.	735	53,736
Staples, Inc.	3,089	52,575
The Gap, Inc.	1,190	54,621
Tiffany & Co.	678	53,908
Tractor Supply Co.	436	52,813
Ulta Salon Cosmetics & Fragrance, Inc.*	499	50,349
Urban Outfitters, Inc.*	1,252	53,285
Williams-Sonoma, Inc.	903	53,151
Total Specialty Retail		1,962,518
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	673	47,998
Coach, Inc.	886	47,073
Deckers Outdoor Corp.*	1,021	55,981
Fossil Group, Inc.*	487	53,521
Hanesbrands, Inc.	966	61,302
Michael Kors Holdings Ltd.*	828	55,758
PVH Corp.	396	52,189
Ralph Lauren Corp. — Class A	287	52,251
Under Armour, Inc. — Class A*	850	57,061
VF Corp.	260	51,220
Total Textiles, Apparel & Luxury Goods		534,354
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	4,249	40,620
Nationstar Mortgage Holdings, Inc.*	1,001	46,326
New York Community Bancorp, Inc.	2,716	41,202
Ocwen Financial Corp.*	914	43,525
People's United Financial, Inc.	2,545	38,175
TFS Financial Corp.*	3,425	39,970
Washington Federal, Inc.	2,049	44,566
Total Thrifts & Mortgage Finance		294,384
Tobacco - 0.3%
Lorillard, Inc.	4,755	202,230
Trading Companies & Distributors - 0.9%
Air Lease Corp. — Class A	2,352	65,574
Fastenal Co.	2,622	128,504
GATX Corp.	1,346	60,812
MRC Global, Inc.*	4,290	115,058
MSC Industrial Direct Company, Inc. — Class A	795	64,355
United Rentals, Inc.*	1,306	74,860
WESCO International, Inc.*	934	70,779
WW Grainger, Inc.	246	64,486
Total Trading Companies & Distributors		644,428
Water Utilities - 0.4%
American Water Works Company, Inc.	3,507	149,679
Aqua America, Inc.	4,555	154,232
Total Water Utilities		303,911
Wireless Telecommunication Services - 0.9%
Crown Castle International Corp.*	1,062	74,606
SBA Communications Corp. — Class A*	1,015	75,201
Telephone & Data Systems, Inc.	6,292	166,801
T-Mobile US, Inc.	6,114	147,409
United States Cellular Corp.	4,205	166,981
Total Wireless Telecommunication Services		630,998
Total Common Stocks
(Cost $53,679,632)		68,186,950
EXCHANGE TRADED FUNDS† - 0.4%
iShares Russell Mid-Capital ETF	2,200	301,400
Total Exchange Traded Funds
(Cost $298,112)		301,400
SHORT TERM INVESTMENTS†† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	59,751	59,751
Total Short Term Investments
(Cost $59,751)		59,751

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.6% (continued)
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$583,484	$583,484
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	518,907	518,907
Total Securities Lending Collateral
(Cost $1,102,391)		1,102,391
Total Investments - 101.5%
(Cost $55,139,886)		$69,650,492
Other Assets & Liabilities, net - (1.5)%		(1,034,617)
Total Net Assets - 100.0%		$68,615,875

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

plc- Public Limited Company
REIT- Real Estate Investment Trust

Guggenheim Russell Top 50® Mega Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9%
Aerospace & Defense - 2.4%
Boeing Co.	56,776	$5,967,158
United Technologies Corp.	68,797	7,262,899
Total Aerospace & Defense		13,230,057
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. — Class B	54,208	4,705,254
Beverages - 3.9%
Coca-Cola Co.	286,236	11,472,339
PepsiCo, Inc.	115,727	9,667,834
Total Beverages		21,140,173
Biotechnology - 2.4%
Amgen, Inc.	56,125	6,077,776
Gilead Sciences, Inc.*	114,151	7,014,579
Total Biotechnology		13,092,355
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	34,313	5,628,361
Commercial Banks - 2.9%
Wells Fargo & Co.	361,305	15,716,768
Communications Equipment - 3.4%
Cisco Systems, Inc.	399,947	10,218,646
QUALCOMM, Inc.	129,304	8,346,573
Total Communications Equipment		18,565,219
Computers & Peripherals - 5.9%
Apple, Inc.	70,244	31,785,411
Consumer Finance - 1.0%
American Express Co.	70,906	5,230,736
Diversified Financial Services - 7.3%
Bank of America Corp.	806,757	11,778,652
Citigroup, Inc.	227,716	11,873,112
JPMorgan Chase & Co.	282,855	15,763,509
Total Diversified Financial Services		39,415,273
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	402,616	14,200,266
Verizon Communications, Inc.	214,105	10,593,915
Total Diversified Telecommunication Services		24,794,181
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	99,490	8,091,522
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	91,628	5,634,206
Wal-Mart Stores, Inc.	120,511	9,392,627
Total Food & Staples Retailing		15,026,833
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	75,026	7,358,550
Household Products - 3.0%
Procter & Gamble Co.	205,108	16,470,172
Industrial Conglomerates - 4.6%
3M Co.	51,651	6,065,377
General Electric Co.	773,810	18,857,750
Total Industrial Conglomerates		24,923,127
Insurance - 2.9%
Berkshire Hathaway, Inc. — Class B*	134,678	15,605,140
Internet & Catalog Retail - 1.5%
Amazon.com, Inc.*	27,515	8,288,068
Internet Software & Services - 4.2%
eBay, Inc.*	97,121	5,020,184
Google, Inc. — Class A*	20,181	17,912,656
Total Internet Software & Services		22,932,840
IT Services - 5.1%
International Business Machines Corp.	77,906	15,194,786
Mastercard, Inc. — Class A	8,745	5,339,784
Visa, Inc. — Class A	39,098	6,920,737
Total IT Services		27,455,307
Media - 4.2%
Comcast Corp. — Class A	196,366	8,852,179
News Corp. — Class A*	37,180	592,277
Twenty-First Century Fox, Inc.	148,719	4,443,724
Walt Disney Co.	134,775	8,713,204
Total Media		22,601,384
Oil, Gas & Consumable Fuels - 11.2%
Chevron Corp.	145,069	18,262,736
ConocoPhillips	91,499	5,934,625
Exxon Mobil Corp.	332,748	31,195,125
Occidental Petroleum Corp.	60,291	5,368,914
Total Oil, Gas & Consumable Fuels		60,761,400
Pharmaceuticals - 9.3%
Bristol-Myers Squibb Co.	122,921	5,315,104
Johnson & Johnson	210,205	19,654,168
Merck & Company, Inc.	225,975	10,885,216
Pfizer, Inc.	500,509	14,629,878
Total Pharmaceuticals		50,484,366
Road & Rail - 1.0%
Union Pacific Corp.	34,932	5,539,866
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	372,008	8,667,786
Software - 5.3%
Microsoft Corp.	624,961	19,892,509
Oracle Corp.	265,699	8,595,363
Total Software		28,487,872
Specialty Retail - 1.6%
Home Depot, Inc.	109,320	8,639,560
Tobacco - 3.0%
Altria Group, Inc.	150,320	5,270,219
Philip Morris International, Inc.	122,394	10,915,097
Total Tobacco		16,185,316
Total Common Stocks
(Cost $495,065,518)		540,822,897

Guggenheim Russell Top 50® Mega Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
SHORT TERM INVESTMENTS†† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	210,028	$210,028
Total Short Term Investments
(Cost $210,028)		210,028
Total Investments - 99.9%
(Cost $495,275,546)		$541,032,925
Other Assets & Liabilities, net - 0.1%		632,132
Total Net Assets - 100.0%		$541,665,057

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.

Guggenheim S&P 500®Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.8%
Auto Components - 5.1%
BorgWarner, Inc.	10,223	$975,581
Delphi Automotive plc	16,871	906,310
Goodyear Tire & Rubber Co.*	56,438	1,044,102
Johnson Controls, Inc.	22,997	924,709
Total Auto Components		3,850,702
Automobiles - 3.7%
Ford Motor Co.	56,219	948,977
General Motors Co.*	25,200	903,924
Harley-Davidson, Inc.	16,262	923,194
Total Automobiles		2,776,095
Distributors - 1.2%
Genuine Parts Co.	10,986	900,742
Diversified Consumer Services - 1.3%
H&R Block, Inc.	30,182	948,620
Hotels, Restaurants & Leisure - 13.0%
Carnival Corp.	25,533	945,487
Chipotle Mexican Grill, Inc. — Class A*	2,346	967,185
Darden Restaurants, Inc.	16,448	806,774
International Game Technology	50,091	925,181
Marriott International, Inc. — Class A	21,195	881,076
McDonald's Corp.	8,779	861,044
Starbucks Corp.	13,172	938,373
Starwood Hotels & Resorts Worldwide, Inc.	13,021	861,339
Wyndham Worldwide Corp.	14,697	915,623
Wynn Resorts Ltd.	6,394	851,233
Yum! Brands, Inc.	12,154	886,270
Total Hotels, Restaurants & Leisure		9,839,585
Household Durables - 9.0%
DR Horton, Inc.	36,171	727,037
Garmin Ltd.	25,625	1,027,050
Harman International Industries, Inc.	16,732	1,012,788
Leggett & Platt, Inc.	26,769	840,814
Lennar Corp. — Class A	22,137	749,780
Newell Rubbermaid, Inc.	31,802	859,290
PulteGroup, Inc.	41,425	688,898
Whirlpool Corp.	6,688	895,791
Total Household Durables		6,801,448
Internet & Catalog Retail - 6.1%
Amazon.com, Inc.*	3,153	949,747
Expedia, Inc.	14,897	702,096
Netflix, Inc.*	4,040	986,649
Priceline.com, Inc.*	1,059	927,335
TripAdvisor, Inc.*	13,554	1,016,821
Total Internet & Catalog Retail		4,582,648
Leisure Equipment & Products - 2.3%
Hasbro, Inc.[1]	19,597	901,462
Mattel, Inc.	19,325	812,230
Total Leisure Equipment & Products		1,713,692
Media - 19.6%
Cablevision Systems Corp. — Class A	58,862	1,100,130
CBS Corp. — Class B	18,107	956,774
Comcast Corp. — Class A	21,744	980,220
DIRECTV*	13,938	881,857
Discovery Communications, Inc. — Class A*	11,312	901,793
Gannett Company, Inc.	34,577	890,704
Interpublic Group of Companies, Inc.	59,552	979,630
News Corp. — Class A*	45,756	728,893
Omnicom Group, Inc.	13,769	884,934
Scripps Networks Interactive, Inc. — Class A	12,982	918,736
Time Warner Cable, Inc.	8,313	948,264
Time Warner, Inc.	15,034	936,017
Twenty-First Century Fox, Inc.	32,074	958,371
Viacom, Inc. — Class B	12,939	941,571
Walt Disney Co.	13,544	875,620
Washington Post Co. — Class B	1,784	958,650
Total Media		14,842,164
Multiline Retail - 9.3%
Dollar General Corp.*	16,885	923,103
Dollar Tree, Inc.*	17,592	943,811
Family Dollar Stores, Inc.	13,665	939,605
JC Penney Company, Inc.*	49,715	725,839
Kohl's Corp.	16,570	877,879
Macy's, Inc.	17,821	861,467
Nordstrom, Inc.	14,658	897,656
Target Corp.	12,516	891,765
Total Multiline Retail		7,061,125
Specialty Retail - 22.2%
Abercrombie & Fitch Co. — Class A	17,723	883,846
AutoNation, Inc.*	19,607	939,175
AutoZone, Inc.*	2,039	914,655
Bed Bath & Beyond, Inc.*	12,158	929,722
Best Buy Company, Inc.	32,156	967,574
CarMax, Inc.*	18,616	912,929
GameStop Corp. — Class A	22,151	1,086,727
Home Depot, Inc.	11,280	891,458
L Brands, Inc.	17,014	948,871
Lowe's Companies, Inc.	20,994	935,913
O'Reilly Automotive, Inc.*	7,747	970,389
PetSmart, Inc.	12,483	914,005
Ross Stores, Inc.	13,325	899,038
Staples, Inc.	53,871	916,884
The Gap, Inc.	20,833	956,235
Tiffany & Co.	11,449	910,310
TJX Companies, Inc.	17,140	891,966
Urban Outfitters, Inc.*	21,137	899,591
Total Specialty Retail		16,769,288
Textiles, Apparel & Luxury Goods - 7.0%
Coach, Inc.	14,766	784,518
Fossil Group, Inc.*	8,274	909,313
NIKE, Inc. — Class B	13,963	878,552
PVH Corp.	7,007	923,453
Ralph Lauren Corp. — Class A	4,990	908,479

Guggenheim S&P 500®Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Textiles, Apparel & Luxury Goods - 7.0% (continued)
VF Corp.	4,618	$909,746
Total Textiles, Apparel & Luxury Goods		5,314,061
Total Common Stocks
(Cost $61,016,371)		75,400,170
SHORT TERM INVESTMENTS†† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	157,432	157,432
Total Short Term Investments
(Cost $157,432)		157,432

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$170,961	170,961
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	152,039	152,039
Total Securities Lending Collateral
(Cost $323,000)		323,000
Total Investments - 100.4%
(Cost $61,496,803)		$75,880,602
Other Assets & Liabilities, net - (0.4)%		(322,037)
Total Net Assets - 100.0%		$75,558,565

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

plc-Public Limited Company

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 100.0%
Energy Equipment & Services - 27.6%
Baker Hughes, Inc.	18,269	$866,499
Cameron International Corp.*	13,543	803,100
Diamond Offshore Drilling, Inc.	12,521	844,416
Ensco plc — Class A	14,481	830,341
FMC Technologies, Inc.*	15,121	805,949
Halliburton Co.	19,589	885,227
Helmerich & Payne, Inc.	13,825	873,740
Nabors Industries Ltd.	52,889	813,962
National Oilwell Varco, Inc.	12,084	847,934
Noble Corp.	22,394	855,451
Rowan Companies plc — Class A*	25,147	863,799
Schlumberger Ltd.	11,743	955,057
Total Energy Equipment & Services		10,245,475
Oil, Gas & Consumable Fuels - 72.4%
Anadarko Petroleum Corp.	9,767	864,575
Apache Corp.	9,906	794,957
Cabot Oil & Gas Corp.	12,092	916,815
Chesapeake Energy Corp.	40,662	947,425
Chevron Corp.	6,992	880,223
ConocoPhillips	13,778	893,641
CONSOL Energy, Inc.	26,321	816,741
Denbury Resources, Inc.*	47,188	825,790
Devon Energy Corp.	15,481	851,610
EOG Resources, Inc.	6,382	928,517
Equities Corp.	10,553	912,835
Exxon Mobil Corp.	9,284	870,375
Hess Corp.	12,748	949,216
Kinder Morgan, Inc.	21,889	826,529
Marathon Oil Corp.	24,458	889,293
Marathon Petroleum Corp.	10,562	774,511
Murphy Oil Corp.	13,337	903,182
Newfield Exploration Co.*	37,374	919,400
Noble Energy, Inc.	14,523	907,542
Occidental Petroleum Corp.	9,154	815,164
Peabody Energy Corp.	50,114	829,888
Phillips 66	13,177	810,386
Pioneer Natural Resources Co.	5,735	887,549
QEP Resources, Inc.	28,730	875,978
Range Resources Corp.	11,462	906,644
Southwestern Energy Co.*	23,012	892,635
Spectra Energy Corp.	24,487	881,287
Tesoro Corp.	14,712	836,377
Valero Energy Corp.	22,124	791,375
Williams Companies, Inc.	25,244	862,587
WPX Energy, Inc.*	44,257	850,177
Total Oil, Gas & Consumable Fuels		26,913,224
Total Common Stocks
(Cost $37,990,353)		37,158,699
SHORT TERM INVESTMENTS†† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	15,405	15,405
Total Short Term Investments
(Cost $15,405)		15,405
Total Investments - 100.0%
(Cost $38,005,758)		$37,174,104
Other Assets & Liabilities, net - 0.0%		4,354
Total Net Assets - 100.0%		$37,178,458

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.

plc-Public Limited Company

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9%
Aerospace & Defense - 2.3%
Boeing Co.	88,491	$9,300,404
General Dynamics Corp.	115,445	9,852,076
Honeywell International, Inc.	115,198	9,559,130
L-3 Communications Holdings, Inc.	104,729	9,755,506
Lockheed Martin Corp.	83,590	10,040,831
Northrop Grumman Corp.	108,728	10,009,500
Precision Castparts Corp.	40,927	9,074,334
Raytheon Co.	133,663	9,602,350
Rockwell Collins, Inc.	139,722	9,944,015
Textron, Inc.	339,899	9,306,435
United Technologies Corp.	95,827	10,116,456
Total Aerospace & Defense		106,561,037
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	159,415	9,504,322
Expeditors International of Washington, Inc.	235,384	9,490,683
FedEx Corp.	90,844	9,629,464
United Parcel Service, Inc. — Class B	104,853	9,101,240
Total Air Freight & Logistics		37,725,709
Airlines - 0.2%
Southwest Airlines Co.	649,483	8,982,350
Auto Components - 0.9%
BorgWarner, Inc.	106,542	10,167,303
Delphi Automotive plc	175,909	9,449,831
Goodyear Tire & Rubber Co.*	588,360	10,884,659
Johnson Controls, Inc.	239,794	9,642,117
Total Auto Components		40,143,910
Automobiles - 0.6%
Ford Motor Co.	586,131	9,893,891
General Motors Co.*	262,702	9,423,121
Harley-Davidson, Inc.	169,513	9,623,253
Total Automobiles		28,940,265
Beverages - 1.7%
Beam, Inc.	137,868	8,960,041
Brown-Forman Corp. — Class B	128,792	9,338,708
Coca-Cola Co.	223,270	8,948,662
Coca-Cola Enterprises, Inc.	249,236	9,356,319
Constellation Brands, Inc. — Class A*	173,189	9,021,415
Dr Pepper Snapple Group, Inc.	191,983	8,973,285
Molson Coors Brewing Co. — Class B	181,680	9,094,901
Monster Beverage Corp.*	151,967	9,268,467
PepsiCo, Inc.	109,633	9,158,741
Total Beverages		82,120,539
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc.*	97,681	11,353,462
Amgen, Inc.	92,440	10,010,328
Biogen Idec, Inc.*	42,452	9,260,055
Celgene Corp.*	75,508	11,089,104
Gilead Sciences, Inc.*	172,440	10,596,438
Regeneron Pharmaceuticals, Inc.*	38,001	10,262,550
Total Biotechnology		62,571,937
Building Products - 0.2%
Masco Corp.	433,344	8,892,219
Capital Markets - 2.6%
Ameriprise Financial, Inc.	110,088	9,797,832
Bank of New York Mellon Corp.	309,235	9,725,441
BlackRock, Inc. — Class A	33,385	9,413,235
Charles Schwab Corp.	457,047	10,096,168
E*TRADE Financial Corp.*	787,474	11,733,362
Franklin Resources, Inc.	183,615	8,975,101
Goldman Sachs Group, Inc.	55,084	9,035,429
Invesco Ltd.	268,810	8,652,994
Legg Mason, Inc.	276,188	9,498,105
Morgan Stanley	348,810	9,491,120
Northern Trust Corp.	157,655	9,229,124
State Street Corp.	136,425	9,504,730
T. Rowe Price Group, Inc.	122,699	9,231,873
Total Capital Markets		124,384,514
Chemicals - 3.1%
Air Products & Chemicals, Inc.	93,477	10,155,341
Airgas, Inc.	93,882	9,689,561
CF Industries Holdings, Inc.	48,837	9,572,540
Dow Chemical Co.	264,894	9,281,886
Eastman Chemical Co.	126,821	10,200,213
Ecolab, Inc.	107,244	9,881,462
EI du Pont de Nemours & Co.	170,997	9,864,817
FMC Corp.	143,967	9,524,857
International Flavors & Fragrances, Inc.	114,828	9,264,323
LyondellBasell Industries N.V. — Class A	133,622	9,181,168
Monsanto Co.	85,318	8,427,712
Mosaic Co.	155,713	6,398,247
PPG Industries, Inc.	58,526	9,389,911
Praxair, Inc.	76,366	9,176,902
Sherwin-Williams Co.	49,212	8,571,254
Sigma-Aldrich Corp.	110,582	9,240,232
Total Chemicals		147,820,426
Commercial Banks - 2.5%
BB&T Corp.	274,827	9,808,576
Comerica, Inc.	241,237	10,262,222
Fifth Third Bancorp	491,998	9,461,122
Huntington Bancshares, Inc.	1,196,340	10,228,707
KeyCorp	865,323	10,634,820
M&T Bank Corp.	87,830	10,263,814
PNC Financial Services Group, Inc.	126,862	9,647,855
Regions Financial Corp.	1,003,191	10,041,942
SunTrust Banks, Inc.	289,747	10,080,298
U.S. Bancorp	257,352	9,604,377
Wells Fargo & Co.	224,296	9,756,876
Zions Bancorporation	334,122	9,903,376
Total Commercial Banks		119,693,985
Commercial Services & Supplies - 1.6%
ADT Corp.	228,583	9,161,607
Cintas Corp.	197,713	9,393,345
Iron Mountain, Inc.	311,386	8,656,531
Pitney Bowes, Inc.[1]	617,417	10,193,555

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Commercial Services & Supplies - 1.6% (continued)
Republic Services, Inc. — Class A	264,524	$8,970,009
Stericycle, Inc.*	84,657	9,815,133
Tyco International Ltd.	270,459	9,414,678
Waste Management, Inc.	227,017	9,541,525
Total Commercial Services & Supplies		75,146,383
Communications Equipment - 1.4%
Cisco Systems, Inc.	373,951	9,554,448
F5 Networks, Inc.*	121,794	10,688,640
Harris Corp.	180,772	10,316,658
JDS Uniphase Corp.*	635,759	9,326,585
Juniper Networks, Inc.*	472,915	10,248,068
Motorola Solutions, Inc.	158,269	8,677,889
QUALCOMM, Inc.	146,770	9,474,004
Total Communications Equipment		68,286,292
Computers & Peripherals - 1.5%
Apple, Inc.	20,895	9,454,988
Dell, Inc.	672,770	8,523,996
EMC Corp.	363,853	9,514,756
Hewlett-Packard Co.	364,105	9,350,216
NetApp, Inc.	237,655	9,772,374
SanDisk Corp.	153,157	8,442,014
Seagate Technology plc	206,121	8,432,410
Western Digital Corp.	141,041	9,080,220
Total Computers & Peripherals		72,570,974
Construction & Engineering - 0.6%
Fluor Corp.	147,639	9,236,296
Jacobs Engineering Group, Inc.*	161,360	9,552,512
Quanta Services, Inc.*	342,958	9,194,704
Total Construction & Engineering		27,983,512
Construction Materials - 0.2%
Vulcan Materials Co.	167,748	7,914,351
Consumer Finance - 0.8%
American Express Co.	123,483	9,109,341
Capital One Financial Corp.	147,598	10,187,214
Discover Financial Services	190,335	9,423,486
SLM Corp.	391,967	9,685,505
Total Consumer Finance		38,405,546
Containers & Packaging - 1.2%
Avery Dennison Corp.	209,336	9,363,599
Ball Corp.	207,893	9,311,527
Bemis Company, Inc.	228,459	9,410,226
MeadWestvaco Corp.	252,163	9,317,423
Owens-Illinois, Inc.*	324,410	9,651,198
Sealed Air Corp.	377,212	10,275,255
Total Containers & Packaging		57,329,228
Distributors - 0.2%
Genuine Parts Co.	114,581	9,394,496
Diversified Consumer Services - 0.2%
H&R Block, Inc.	314,646	9,889,324
Diversified Financial Services - 2.0%
Bank of America Corp.	689,203	10,062,364
Citigroup, Inc.	183,040	9,543,706
CME Group, Inc. — Class A	121,215	8,967,486
IntercontinentalExchange, Inc.*	52,056	9,497,617
JPMorgan Chase & Co.	169,513	9,446,959
Leucadia National Corp.	324,533	8,707,220
McGraw Hill Financial, Inc.	164,575	10,180,610
Moody's Corp.	144,784	9,812,012
NASDAQ OMX Group, Inc.	276,352	8,953,805
NYSE Euronext	222,566	9,383,383
Total Diversified Financial Services		94,555,162
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	250,802	8,845,787
CenturyLink, Inc.	249,974	8,961,568
Frontier Communications Corp.[1]	2,134,294	9,305,522
Verizon Communications, Inc.	176,362	8,726,392
Windstream Corp.[1]	1,084,064	9,051,934
Total Diversified Telecommunication Services		44,891,203
Electric Utilities - 2.6%
American Electric Power Company, Inc.	197,959	9,175,400
Duke Energy Corp.	133,161	9,454,431
Edison International	191,040	9,523,344
Entergy Corp.	131,524	8,877,870
Exelon Corp.	294,116	8,997,008
FirstEnergy Corp.	235,005	8,946,640
NextEra Energy, Inc.	113,015	9,788,229
Northeast Utilities	213,828	9,496,101
Pepco Holdings, Inc.	444,187	9,128,043
Pinnacle West Capital Corp.	156,489	9,217,202
PPL Corp.	309,235	9,824,396
Southern Co.	202,452	9,077,948
Xcel Energy, Inc.	306,155	9,169,342
Total Electric Utilities		120,675,954
Electrical Equipment - 1.0%
Eaton Corporation plc	139,516	9,619,628
Emerson Electric Co.	160,452	9,846,939
First Solar, Inc.*	201,426	9,918,216
Rockwell Automation, Inc.	103,868	10,059,616
Roper Industries, Inc.	74,723	9,412,109
Total Electrical Equipment		48,856,508
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. — Class A	118,206	9,286,263
Corning, Inc.	603,817	9,171,980
FLIR Systems, Inc.	368,556	11,967,013
Jabil Circuit, Inc.	463,926	10,665,658
Molex, Inc.	304,507	9,083,444
TE Connectivity Ltd.	198,294	10,120,926
Total Electronic Equipment & Instruments		60,295,284
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	195,685	9,281,340
Cameron International Corp.*	145,122	8,605,735
Diamond Offshore Drilling, Inc.[1]	134,116	9,044,783
Ensco plc — Class A	155,178	8,897,907

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy Equipment & Services - 2.3% (continued)
FMC Technologies, Inc.*	161,936	$8,631,189
Halliburton Co.	209,829	9,482,173
Helmerich & Payne, Inc.	148,130	9,361,816
Nabors Industries Ltd.	566,557	8,719,312
National Oilwell Varco, Inc.	129,459	9,084,138
Noble Corp.	239,918	9,164,868
Rowan Companies plc — Class A*	269,386	9,253,409
Schlumberger Ltd.	125,753	10,227,491
Total Energy Equipment & Services		109,754,161
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	81,196	9,523,479
CVS Caremark Corp.	152,622	9,384,727
Kroger Co.	258,959	10,169,320
Safeway, Inc.[1]	369,793	9,536,961
Sysco Corp.	261,301	9,017,498
Walgreen Co.	179,499	9,019,825
Wal-Mart Stores, Inc.	120,351	9,380,157
Whole Foods Market, Inc.	175,295	9,742,896
Total Food & Staples Retailing		75,774,863
Food Products - 2.6%
Archer-Daniels-Midland Co.	272,313	9,931,255
Campbell Soup Co.	201,091	9,411,059
ConAgra Foods, Inc.	264,227	9,567,660
General Mills, Inc.	182,834	9,507,368
Hershey Co.	100,983	9,580,257
Hormel Foods Corp.	224,466	9,506,135
JM Smucker Co.	87,460	9,840,999
Kellogg Co.	140,179	9,285,457
Kraft Foods Group, Inc.	161,772	9,153,060
McCormick & Company, Inc.	124,720	8,931,199
Mead Johnson Nutrition Co. — Class A	110,747	8,066,811
Mondelez International, Inc. — Class A	302,236	9,450,920
Tyson Foods, Inc. — Class A	352,441	9,734,420
Total Food Products		121,966,600
Gas Utilities - 0.4%
AGL Resources, Inc.	209,582	9,596,760
ONEOK, Inc.	203,236	10,761,345
Total Gas Utilities		20,358,105
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	244,698	8,963,288
Baxter International, Inc.	127,646	9,323,264
Becton Dickinson and Co.	91,376	9,477,519
Boston Scientific Corp.*	947,268	10,344,167
CareFusion Corp.*	238,352	9,193,237
Covidien plc	150,003	9,244,685
CR Bard, Inc.	81,155	9,300,363
DENTSPLY International, Inc.	219,680	9,419,878
Edwards Lifesciences Corp.*	128,639	9,182,252
Intuitive Surgical, Inc.*	18,010	6,987,880
Medtronic, Inc.	170,221	9,403,008
St. Jude Medical, Inc.	199,901	10,472,813
Stryker Corp.	134,034	9,444,036
Varian Medical Systems, Inc.*	130,819	9,484,378
Zimmer Holdings, Inc.	115,685	9,657,384
Total Health Care Equipment & Supplies		139,898,152
Health Care Providers & Services - 2.8%
Aetna, Inc.	148,788	9,547,726
AmerisourceBergen Corp. — Class A	164,040	9,558,611
Cardinal Health, Inc.	188,278	9,430,845
Cigna Corp.	132,180	10,287,569
DaVita HealthCare Partners, Inc.*	69,902	8,137,292
Express Scripts Holding Co.*	145,451	9,534,313
Humana, Inc.	111,245	10,152,219
Laboratory Corporation of America Holdings*	90,098	8,716,081
McKesson Corp.	78,804	9,666,099
Patterson Companies, Inc.	232,458	9,505,208
Quest Diagnostics, Inc.	143,885	8,389,934
Tenet Healthcare Corp.*	193,056	8,619,950
UnitedHealth Group, Inc.	141,205	10,286,784
WellPoint, Inc.	115,239	9,859,849
Total Health Care Providers & Services		131,692,480
Health Care Technology - 0.2%
Cerner Corp.*	183,410	8,987,090
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	266,213	9,857,867
Chipotle Mexican Grill, Inc. — Class A*	24,483	10,093,606
Darden Restaurants, Inc.	171,499	8,412,026
International Game Technology	522,251	9,645,976
Marriott International, Inc. — Class A	221,000	9,186,970
McDonald's Corp.	91,541	8,978,341
Starbucks Corp.	137,294	9,780,825
Starwood Hotels & Resorts Worldwide, Inc.	135,723	8,978,076
Wyndham Worldwide Corp.	153,198	9,544,235
Wynn Resorts Ltd.	66,688	8,878,173
Yum! Brands, Inc.	126,697	9,238,745
Total Hotels, Restaurants & Leisure		102,594,840
Household Durables - 1.6%
DR Horton, Inc.	377,088	7,579,469
Garmin Ltd.[1]	267,112	10,705,848
Harman International Industries, Inc.	174,467	10,560,488
Leggett & Platt, Inc.	279,114	8,766,971
Lennar Corp. — Class A	230,851	7,818,923
Newell Rubbermaid, Inc.	331,582	8,959,346
PulteGroup, Inc.	431,901	7,182,514
Whirlpool Corp.	69,737	9,340,574
Total Household Durables		70,914,133
Household Products - 0.8%
Clorox Co.	105,434	9,060,998
Colgate-Palmolive Co.	153,116	9,167,055

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Household Products - 0.8% (continued)
Kimberly-Clark Corp.	92,034	$9,092,959
Procter & Gamble Co.	115,404	9,266,941
Total Household Products		36,587,953
Independent Power Producers & Energy Trader - 0.4%
AES Corp.	728,866	9,067,093
NRG Energy, Inc.	333,605	8,947,286
Total Independent Power Producers & Energy Trader		18,014,379
Industrial Conglomerates - 0.6%
3M Co.	81,155	9,530,032
Danaher Corp.	144,090	9,703,021
General Electric Co.	382,982	9,333,271
Total Industrial Conglomerates		28,566,324
Insurance - 4.5%
ACE Ltd.	101,762	9,299,012
Aflac, Inc.	156,703	9,665,441
Allstate Corp.	192,189	9,797,795
American International Group, Inc.	198,458	9,031,824
Aon plc	138,778	9,367,515
Assurant, Inc.	178,139	9,648,008
Berkshire Hathaway, Inc. — Class B*	78,887	9,140,637
Chubb Corp.	104,400	9,030,600
Cincinnati Financial Corp.	195,074	9,558,626
Genworth Financial, Inc. — Class A*	818,991	10,638,693
Hartford Financial Services Group, Inc.	308,500	9,520,310
Lincoln National Corp.	260,859	10,869,994
Loews Corp.	202,081	9,204,790
Marsh & McLennan Companies, Inc.	225,492	9,441,350
MetLife, Inc.	204,925	9,922,469
Principal Financial Group, Inc.	236,868	10,270,596
Progressive Corp.	364,720	9,486,367
Prudential Financial, Inc.	127,852	10,096,472
Torchmark Corp.	139,351	9,905,069
Travelers Companies, Inc.	109,633	9,159,837
Unum Group	324,533	10,268,224
XL Group plc — Class A	289,999	9,091,469
Total Insurance		212,415,098
Internet & Catalog Retail - 1.0%
Amazon.com, Inc.*	32,932	9,919,777
Expedia, Inc.	155,343	7,321,316
Netflix, Inc.*	42,123	10,287,279
Priceline.com, Inc.*	11,088	9,709,429
TripAdvisor, Inc.*	141,288	10,599,426
Total Internet & Catalog Retail		47,837,227
Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	211,606	9,987,803
eBay, Inc.*	175,663	9,080,020
Google, Inc. — Class A*	10,304	9,145,830
VeriSign, Inc.*	199,983	9,567,187
Yahoo!, Inc.*	342,743	9,627,651
Total Internet Software & Services		47,408,491
IT Services - 2.8%
Accenture plc — Class A	111,860	8,256,387
Automatic Data Processing, Inc.	132,468	9,549,618
Cognizant Technology Solutions Corp. — Class A*	143,018	10,353,073
Computer Sciences Corp.	200,803	9,570,271
Fidelity National Information Services, Inc.	206,450	8,910,382
Fiserv, Inc.*	103,534	9,964,112
International Business Machines Corp.	44,596	8,698,004
Mastercard, Inc. — Class A	15,786	9,639,089
Paychex, Inc.	242,597	9,568,026
SAIC, Inc.[1]	660,489	10,098,877
Teradata Corp.*	160,581	9,493,549
Total System Services, Inc.	384,008	10,525,659
Visa, Inc. — Class A	49,747	8,805,716
Western Union Co.	529,335	9,506,857
Total IT Services		132,939,620
Leisure Equipment & Products - 0.4%
Hasbro, Inc.[1]	204,270	9,396,420
Mattel, Inc.	201,426	8,465,935
Total Leisure Equipment & Products		17,862,355
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	204,761	9,158,960
Life Technologies Corp.*	121,426	9,058,380
PerkinElmer, Inc.	272,606	9,293,139
Thermo Fisher Scientific, Inc.	105,884	9,647,091
Waters Corp.*	91,376	9,223,493
Total Life Sciences Tools & Services		46,381,063
Machinery - 3.0%
Caterpillar, Inc.	107,450	8,908,680
Cummins, Inc.	77,526	9,395,376
Deere & Co.	106,131	8,816,302
Dover Corp.	114,663	9,819,739
Flowserve Corp.	163,092	9,244,055
Illinois Tool Works, Inc.	128,222	9,237,113
Ingersoll-Rand plc	159,671	9,747,915
Joy Global, Inc.[1]	170,427	8,436,137
PACCAR, Inc.	169,236	9,522,910
Pall Corp.	131,974	9,232,901
Parker Hannifin Corp.	92,486	9,551,954
Pentair Ltd.	150,892	9,216,483
Snap-on, Inc.	98,959	9,386,261
Stanley Black & Decker, Inc.	113,426	9,598,108
Xylem, Inc.	332,163	8,280,824
Total Machinery		138,394,758
Media - 3.3%
Cablevision Systems Corp. — Class A	613,613	11,468,426
CBS Corp. — Class B	188,810	9,976,720
Comcast Corp. — Class A	226,729	10,220,943
DIRECTV*	145,327	9,194,839
Discovery Communications, Inc. — Class A*	117,918	9,400,423
Gannett Company, Inc.	360,515	9,286,866

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Media - 3.3% (continued)
Interpublic Group of Companies, Inc.	620,826	$10,212,588
News Corp. — Class A*	476,572	7,591,792
Omnicom Group, Inc.	143,597	9,228,979
Scripps Networks Interactive, Inc. — Class A	135,353	9,578,932
Time Warner Cable, Inc.	86,719	9,892,036
Time Warner, Inc.	156,786	9,761,496
Twenty-First Century Fox, Inc.	326,489	9,755,491
Viacom, Inc. — Class B	134,941	9,819,657
Walt Disney Co.	141,205	9,128,903
Washington Post Co. — Class B	18,630	10,011,017
Total Media		154,529,108
Metals & Mining - 1.3%
Alcoa, Inc.	1,109,445	8,820,088
Allegheny Technologies, Inc.	325,811	8,982,609
Cliffs Natural Resources, Inc.[1]	507,825	9,907,666
Freeport-McMoRan Copper & Gold, Inc.	304,630	8,614,936
Newmont Mining Corp.	271,399	8,141,970
Nucor Corp.	201,497	9,426,030
United States Steel Corp.[1]	503,539	8,736,402
Total Metals & Mining		62,629,701
Multiline Retail - 1.6%
Dollar General Corp.*	176,033	9,623,724
Dollar Tree, Inc.*	183,410	9,839,947
Family Dollar Stores, Inc.	142,483	9,797,131
JC Penney Company, Inc.*,1	518,293	7,567,078
Kohl's Corp.	172,777	9,153,725
Macy's, Inc.	185,843	8,983,651
Nordstrom, Inc.	152,828	9,359,187
Target Corp.	130,531	9,300,334
Total Multiline Retail		73,624,777
Multi-Utilities-2.8%
Ameren Corp.	264,145	9,459,032
CenterPoint Energy, Inc.	379,932	9,429,912
CMS Energy Corp.	328,779	9,202,524
Consolidated Edison, Inc.	155,796	9,332,180
Dominion Resources, Inc.	160,704	9,531,354
DTE Energy Co.	134,777	9,528,734
Integrys Energy Group, Inc.	156,744	9,843,523
NiSource, Inc.	309,490	9,507,533
PG&E Corp.	199,443	9,152,439
Public Service Enterprise Group, Inc.	276,105	9,329,588
SCANA Corp.	182,132	9,454,472
Sempra Energy	112,107	9,823,936
TECO Energy, Inc.	519,818	9,185,184
Wisconsin Energy Corp.	218,737	9,510,685
Total Multi-Utilities		132,291,096
Office Electronics - 0.2%
Xerox Corp.	989,931	9,602,331
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	104,647	9,263,352
Apache Corp.	106,131	8,517,013
Cabot Oil & Gas Corp.	129,541	9,821,799
Chesapeake Energy Corp.	435,573	10,148,851
Chevron Corp.	74,852	9,423,118
ConocoPhillips	147,557	9,570,547
CONSOL Energy, Inc.	281,999	8,750,429
Denbury Resources, Inc.*	505,475	8,845,813
Devon Energy Corp.	165,853	9,123,574
EOG Resources, Inc.	68,377	9,948,170
Equities Corp.	113,097	9,782,891
Exxon Mobil Corp.	99,412	9,319,875
Hess Corp.	136,590	10,170,491
Kinder Morgan, Inc.	234,476	8,853,814
Marathon Oil Corp.	262,009	9,526,647
Marathon Petroleum Corp.	113,179	8,299,416
Murphy Oil Corp.	142,854	9,674,073
Newfield Exploration Co.*	400,375	9,849,225
Noble Energy, Inc.	155,590	9,722,819
Occidental Petroleum Corp.	98,010	8,727,791
Peabody Energy Corp.	536,882	8,890,766
Phillips 66	141,164	8,681,586
Pioneer Natural Resources Co.	61,411	9,503,966
QEP Resources, Inc.	307,751	9,383,328
Range Resources Corp.	122,745	9,709,130
Southwestern Energy Co.*	246,475	9,560,765
Spectra Energy Corp.	262,302	9,440,249
Tesoro Corp.	157,567	8,957,684
Valero Energy Corp.	237,032	8,478,635
Williams Companies, Inc.	270,459	9,241,584
WPX Energy, Inc.*	474,147	9,108,364
Total Oil, Gas & Consumable Fuels		288,295,765
Paper & Forest Products - 0.2%
International Paper Co.	198,612	9,594,946
Personal Products - 0.4%
Avon Products, Inc.	394,106	9,009,263
Estee Lauder Companies, Inc. — Class A	131,677	8,644,595
Total Personal Products		17,653,858
Pharmaceuticals - 2.5%
AbbVie, Inc.	208,474	9,481,398
Actavis, Inc.*	71,262	9,568,349
Allergan, Inc.	89,026	8,112,049
Bristol-Myers Squibb Co.	192,477	8,322,705
Eli Lilly & Co.	173,065	9,191,482
Forest Laboratories, Inc.*	219,351	9,554,930
Hospira, Inc.*	248,614	10,118,590
Johnson & Johnson	106,090	9,919,415
Merck & Company, Inc.	187,861	9,049,264
Mylan, Inc.*	284,311	9,541,477
Perrigo Co.	75,919	9,443,564
Pfizer, Inc.	309,696	9,052,414
Zoetis, Inc.	289,570	8,632,082
Total Pharmaceuticals		119,987,719
Professional Services - 0.8%
Dun & Bradstreet Corp.	91,253	9,456,548
Equifax, Inc.	148,171	9,368,852
Nielsen Holdings N.V.	249,382	8,334,346

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Professional Services - 0.8% (continued)
Robert Half International, Inc.	268,154	$9,986,055
Total Professional Services		37,145,801
Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp. — Class A	116,476	8,245,336
Apartment Investment & Management Co. — Class A	311,386	9,148,521
AvalonBay Communities, Inc.	66,934	9,058,848
Boston Properties, Inc.	81,813	8,749,900
Equity Residential	159,918	8,955,408
HCP, Inc.	196,105	8,603,126
Health Care REIT, Inc.	133,746	8,625,280
Host Hotels & Resorts, Inc.	523,104	9,342,637
Kimco Realty Corp.	409,277	9,229,196
Macerich Co.	144,671	8,976,836
Plum Creek Timber Company, Inc.	190,541	9,294,590
Prologis, Inc.	234,147	8,981,879
Public Storage	59,392	9,456,394
Simon Property Group, Inc.	54,198	8,674,932
Ventas, Inc.	127,934	8,410,381
Vornado Realty Trust	108,769	9,224,699
Weyerhaeuser Co.	318,475	9,044,690
Total Real Estate Investment Trusts (REITs)		152,022,653
Real Estate Management & Development - 0.2%
CBRE Group, Inc. — Class A*	397,367	9,206,993
Road & Rail - 1.0%
CSX Corp.	361,179	8,960,851
Kansas City Southern	81,443	8,775,483
Norfolk Southern Corp.	118,248	8,651,024
Ryder System, Inc.	145,122	8,974,344
Union Pacific Corp.	57,330	9,091,965
Total Road & Rail		44,453,667
Semiconductors & Semicond - 0.3%
Broadcom Corp. — Class A	266,588	7,349,831
NVIDIA Corp.	627,721	9,058,014
Total Semiconductors & Semicond		16,407,845
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*,1	2,286,418	8,619,796
Altera Corp.	279,032	9,922,378
Analog Devices, Inc.	200,433	9,893,373
Applied Materials, Inc.	584,647	9,535,593
Intel Corp.	361,467	8,422,181
KLA-Tencor Corp.	161,689	9,479,826
Lam Research Corp.*	191,316	9,416,574
Linear Technology Corp.	247,542	10,040,304
LSI Corp.	1,232,332	9,587,543
Microchip Technology, Inc.[1]	243,214	9,665,324
Micron Technology, Inc.*	705,990	9,354,368
Teradyne, Inc.*	519,530	8,567,050
Texas Instruments, Inc.	253,882	9,952,174
Xilinx, Inc.	231,674	10,816,858
Total Semiconductors & Semiconductor Equipment		133,273,342
Software - 2.5%
Adobe Systems, Inc.*	210,276	9,941,849
Autodesk, Inc.*	256,696	9,084,471
BMC Software, Inc.*	199,690	9,179,749
CA, Inc.	318,763	9,480,012
Citrix Systems, Inc.*	147,099	10,594,070
Electronic Arts, Inc.*	413,065	10,789,257
Intuit, Inc.	156,703	10,016,456
Microsoft Corp.	261,885	8,335,800
Oracle Corp.	266,712	8,628,133
Red Hat, Inc.*	196,640	10,180,053
Salesforce.com, Inc.*	239,876	10,494,575
Symantec Corp.	402,926	10,750,065
Total Software		117,474,490
Specialty Retail - 3.7%
Abercrombie & Fitch Co. — Class A	184,771	9,214,530
AutoNation, Inc.*	204,352	9,788,461
AutoZone, Inc.*	21,309	9,558,791
Bed Bath & Beyond, Inc.*	126,738	9,691,655
Best Buy Company, Inc.	335,212	10,086,529
CarMax, Inc.*	194,048	9,516,114
GameStop Corp. — Class A	230,974	11,331,583
Home Depot, Inc.	117,630	9,296,299
L Brands, Inc.	177,393	9,893,208
Lowe's Companies, Inc.	218,819	9,754,951
O'Reilly Automotive, Inc.*	80,704	10,108,983
PetSmart, Inc.	130,081	9,524,531
Ross Stores, Inc.	138,860	9,368,884
Staples, Inc.	561,653	9,559,334
The Gap, Inc.	217,166	9,967,919
Tiffany & Co.	119,361	9,490,393
TJX Companies, Inc.	178,712	9,300,172
Urban Outfitters, Inc.*	220,303	9,376,096
Total Specialty Retail		174,828,433
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	153,983	8,181,117
Fossil Group, Inc.*	86,223	9,475,908
NIKE, Inc. — Class B	145,574	9,159,516
PVH Corp.	73,034	9,625,151
Ralph Lauren Corp. — Class A	52,056	9,477,315
VF Corp.	48,140	9,483,580
Total Textiles, Apparel & Luxury Goods		55,402,587
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	1,086,611	10,388,001
People's United Financial, Inc.	654,718	9,820,770
Total Thrifts & Mortgage Finance		20,208,771
Tobacco - 0.8%
Altria Group, Inc.	253,189	8,876,806
Lorillard, Inc.	205,255	8,729,495
Philip Morris International, Inc.	97,763	8,718,504
Reynolds American, Inc.	186,090	9,198,429
Total Tobacco		35,523,234
Trading Companies & Distributors - 0.4%
Fastenal Co.	188,934	9,259,655

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Trading Companies & Distributors - 0.4% (continued)
WW Grainger, Inc.	35,362	$9,269,795
Total Trading Companies & Distributors		18,529,450
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.*	128,058	8,996,075
Total Common Stocks
(Cost $4,016,270,162)		4,704,061,442
SHORT TERM INVESTMENTS†† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	6,765,142	6,765,142
Total Short Term Investments
(Cost $6,765,142)		6,765,142

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.4%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$60,065,708	60,065,708
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	53,417,855	53,417,855
Total Securities Lending Collateral
(Cost $113,483,563)		113,483,563
Total Investments - 102.4%
(Cost $4,136,518,867)		$4,824,310,147
Other Assets & Liabilities, net - (2.4)%		(111,366,107)
Total Net Assets - 100.0%		$4,712,944,040

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

plc- Public Limited Company
REIT- Real Estate Investment Trust

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Beverages - 22.0%
Beam, Inc.	26,923	$1,749,726
Brown-Forman Corp. — Class B	25,163	1,824,569
Coca-Cola Co.	43,622	1,748,370
Coca-Cola Enterprises, Inc.	48,690	1,827,823
Constellation Brands, Inc. — Class A*	33,829	1,762,153
Dr Pepper Snapple Group, Inc.	37,498	1,752,657
Molson Coors Brewing Co. — Class B	35,483	1,776,279
Monster Beverage Corp.*	29,694	1,811,037
PepsiCo, Inc.	21,424	1,789,761
Total Beverages		16,042,375
Food & Staples Retailing - 20.3%
Costco Wholesale Corp.	15,854	1,859,516
CVS Caremark Corp.	29,809	1,832,955
Kroger Co.	50,581	1,986,315
Safeway, Inc.	72,234	1,862,915
Sysco Corp.	51,048	1,761,666
Walgreen Co.	35,070	1,762,268
Wal-Mart Stores, Inc.	23,500	1,831,590
Whole Foods Market, Inc.	34,252	1,903,726
Total Food & Staples Retailing		14,800,951
Food Products - 32.9%
Archer-Daniels-Midland Co.	53,194	1,939,985
Campbell Soup Co.	39,284	1,838,491
ConAgra Foods, Inc.	51,619	1,869,124
General Mills, Inc.	35,703	1,856,556
Hershey Co.	19,735	1,872,259
Hormel Foods Corp.	43,851	1,857,090
JM Smucker Co.	17,086	1,922,517
Kellogg Co.	27,389	1,814,247
Kraft Foods Group, Inc.	31,603	1,788,098
McCormick & Company, Inc.	24,354	1,743,990
Mead Johnson Nutrition Co. — Class A	21,635	1,575,893
Mondelez International, Inc. — Class A	59,028	1,845,806
Tyson Foods, Inc. — Class A	68,846	1,901,527
Total Food Products		23,825,583
Household Products - 9.9%
Clorox Co.	20,606	1,770,880
Colgate-Palmolive Co.	29,914	1,790,951
Kimberly-Clark Corp.	17,984	1,776,819
Procter & Gamble Co.	22,550	1,810,765
Total Household Products		7,149,415
Personal Products - 4.8%
Avon Products, Inc.	76,976	1,759,671
Estee Lauder Companies, Inc. — Class A	25,726	1,688,912
Total Personal Products		3,448,583
Tobacco - 9.6%
Altria Group, Inc.	49,455	1,733,892
Lorillard, Inc.	40,094	1,705,198
Philip Morris International, Inc.	19,101	1,703,427
Reynolds American, Inc.	36,346	1,796,583
Total Tobacco		6,939,100
Total Common Stocks
(Cost $63,889,169)		72,206,007
SHORT TERM INVESTMENTS†† - 0.4%
Federated U.S. Treasury Cash Reserve Fund	266,250	266,250
Total Short Term Investments
(Cost $266,250)		266,250
Total Investments - 99.9%
(Cost $64,155,419)		$72,472,257
Other Assets & Liabilities, net - 0.1%		48,537
Total Net Assets - 100.0%		$72,520,794

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.

Guggenheim S&P 500® Equal Weight Financial ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.8%
Capital Markets - 16.1%
Ameriprise Financial, Inc.	11,269	$1,002,941
Bank of New York Mellon Corp.	31,672	996,084
BlackRock, Inc. — Class A	3,420	964,303
Charles Schwab Corp.	46,806	1,033,945
E*TRADE Financial Corp.*	80,647	1,201,641
Franklin Resources, Inc.	18,804	919,140
Goldman Sachs Group, Inc.	5,665	929,230
Invesco Ltd.	27,526	886,062
Legg Mason, Inc.	28,283	972,652
Morgan Stanley	35,719	971,914
Northern Trust Corp.	16,149	945,362
State Street Corp.	13,966	973,011
T. Rowe Price Group, Inc.	12,569	945,692
Total Capital Markets		12,741,977
Commercial Banks - 15.5%
BB&T Corp.	28,145	1,004,495
Comerica, Inc.	24,699	1,050,695
Fifth Third Bancorp	50,390	969,000
Huntington Bancshares, Inc.	122,517	1,047,520
KeyCorp	88,625	1,089,201
M&T Bank Corp.	9,001	1,051,857
PNC Financial Services Group, Inc.	12,997	988,422
Regions Financial Corp.	102,740	1,028,427
SunTrust Banks, Inc.	29,673	1,032,324
U.S. Bancorp	26,354	983,531
Wells Fargo & Co.	22,972	999,282
Zions Bancorporation	34,218	1,014,222
Total Commercial Banks		12,258,976
Consumer Finance - 5.0%
American Express Co.	12,641	932,527
Capital One Financial Corp.	15,121	1,043,651
Discover Financial Services	19,490	964,950
SLM Corp.	40,149	992,082
Total Consumer Finance		3,933,210
Diversified Financial Services - 12.2%
Bank of America Corp.	70,586	1,030,556
Citigroup, Inc.	18,745	977,364
CME Group, Inc. — Class A	12,418	918,684
IntercontinentalExchange, Inc.*	5,327	971,911
JPMorgan Chase & Co.	17,360	967,473
Leucadia National Corp.	33,234	891,668
McGraw Hill Financial, Inc.	16,859	1,042,898
Moody's Corp.	14,831	1,005,097
NASDAQ OMX Group, Inc.	28,298	916,855
NYSE Euronext	22,792	960,911
Total Diversified Financial Services		9,683,417
Insurance - 27.5%
ACE Ltd.	10,421	952,271
Aflac, Inc.	16,046	989,717
Allstate Corp.	19,683	1,003,439
American International Group, Inc.	20,332	925,309
Aon plc	14,216	959,580
Assurant, Inc.	18,250	988,420
Berkshire Hathaway, Inc. — Class B*	8,081	936,345
Chubb Corp.	10,688	924,512
Cincinnati Financial Corp.	19,975	978,775
Genworth Financial, Inc. — Class A*	83,876	1,089,549
Hartford Financial Services Group, Inc.	31,596	975,053
Lincoln National Corp.	26,715	1,113,215
Loews Corp.	20,693	942,566
Marsh & McLennan Companies, Inc.	23,093	966,904
MetLife, Inc.	20,986	1,016,142
Principal Financial Group, Inc.	24,256	1,051,740
Progressive Corp.	37,348	971,421
Prudential Financial, Inc.	13,093	1,033,954
Torchmark Corp.	14,266	1,014,027
Travelers Companies, Inc.	11,234	938,601
Unum Group	33,235	1,051,555
XL Group plc — Class A	29,702	931,158
Total Insurance		21,754,253
Real Estate Investment Trusts (REITs) - 19.7%
American Tower Corp. — Class A	11,929	844,454
Apartment Investment & Management Co. — Class A	31,867	936,252
AvalonBay Communities, Inc.	6,857	928,026
Boston Properties, Inc.	8,381	896,348
Equity Residential	16,373	916,888
HCP, Inc.	20,062	880,120
Health Care REIT, Inc.	13,695	883,191
Host Hotels & Resorts, Inc.	53,572	956,796
Kimco Realty Corp.	41,912	945,116
Macerich Co.	14,811	919,023
Plum Creek Timber Company, Inc.	19,505	951,454
Prologis, Inc.	23,973	919,604
Public Storage	6,082	968,376
Simon Property Group, Inc.	5,551	888,493
Ventas, Inc.	13,099	861,128
Vornado Realty Trust	11,132	944,105
Weyerhaeuser Co.	32,581	925,300
Total Real Estate Investment Trusts (REITs)		15,564,674
Real Estate Management & Development - 1.2%
CBRE Group, Inc. — Class A*	40,638	941,582
Thrifts & Mortgage Finance - 2.6%
Hudson City Bancorp, Inc.	111,210	1,063,168
People's United Financial, Inc.	67,048	1,005,720
Total Thrifts & Mortgage Finance		2,068,888
Total Common Stocks
(Cost $71,036,067)		78,946,977
SHORT TERM INVESTMENTS†† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	176,987	176,987
Total Short Term Investments
(Cost $176,987)		176,987
Total Investments - 100.0%
(Cost $71,213,054)		$79,123,964
Other Assets & Liabilities, net - 0.0%		16,793
Total Net Assets - 100.0%		$79,140,757

Guggenheim S&P 500® Equal Weight Financial ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.

plc- Public Limited Company
REIT- Real Estate Investment Trust

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.8%
Biotechnology - 12.2%
Alexion Pharmaceuticals, Inc.*	26,704	$3,103,806
Amgen, Inc.	25,276	2,737,138
Biogen Idec, Inc.*	11,610	2,532,489
Celgene Corp.*	20,634	3,030,309
Gilead Sciences, Inc.*	47,141	2,896,814
Regeneron Pharmaceuticals, Inc.*	10,391	2,806,193
Total Biotechnology		17,106,749
Health Care Equipment & Supplies - 27.4%
Abbott Laboratories	66,889	2,450,144
Baxter International, Inc.	34,879	2,547,562
Becton Dickinson and Co.	24,968	2,589,681
Boston Scientific Corp.*	258,913	2,827,330
CareFusion Corp.*	65,141	2,512,488
Covidien plc	41,001	2,526,892
CR Bard, Inc.	22,173	2,541,026
DENTSPLY International, Inc.	60,044	2,574,687
Edwards Lifesciences Corp.*	35,174	2,510,720
Intuitive Surgical, Inc.*	4,937	1,915,556
Medtronic, Inc.	46,526	2,570,096
St. Jude Medical, Inc.	54,651	2,863,166
Stryker Corp.	36,639	2,581,584
Varian Medical Systems, Inc.*	35,753	2,592,093
Zimmer Holdings, Inc.	31,628	2,640,305
Total Health Care Equipment & Supplies		38,243,330
Health Care Providers & Services - 25.8%
Aetna, Inc.	40,677	2,610,243
AmerisourceBergen Corp. — Class A	44,827	2,612,069
Cardinal Health, Inc.	51,475	2,578,383
Cigna Corp.	36,122	2,811,375
DaVita HealthCare Partners, Inc.*	19,108	2,224,362
Express Scripts Holding Co.*	39,754	2,605,875
Humana, Inc.	30,422	2,776,312
Laboratory Corporation of America Holdings*	24,623	2,382,029
McKesson Corp.	21,545	2,642,710
Patterson Companies, Inc.	63,528	2,597,660
Quest Diagnostics, Inc.	39,323	2,292,924
Tenet Healthcare Corp.*	52,755	2,355,511
UnitedHealth Group, Inc.	38,597	2,811,791
WellPoint, Inc.	31,505	2,695,568
Total Health Care Providers & Services		35,996,812
Health Care Technology - 1.8%
Cerner Corp.*	50,132	2,456,468
Life Sciences Tools & Services - 9.1%
Agilent Technologies, Inc.	55,956	2,502,912
Life Technologies Corp.*	33,204	2,477,018
PerkinElmer, Inc.	74,522	2,540,455
Thermo Fisher Scientific, Inc.	28,932	2,635,995
Waters Corp.*	24,968	2,520,270
Total Life Sciences Tools & Services		12,676,650
Pharmaceuticals - 23.5%
AbbVie, Inc.	56,990	2,591,905
Actavis, Inc.*	19,477	2,615,177
Allergan, Inc.	24,340	2,217,861
Bristol-Myers Squibb Co.	52,620	2,275,289
Eli Lilly & Co.	47,301	2,512,156
Forest Laboratories, Inc.*	59,945	2,611,204
Hospira, Inc.*	67,948	2,765,484
Johnson & Johnson	28,994	2,710,939
Merck & Company, Inc.	51,352	2,473,626
Mylan, Inc.*	77,723	2,608,384
Perrigo Co.	20,757	2,581,963
Pfizer, Inc.	84,642	2,474,086
Zoetis, Inc.	79,373	2,366,109
Total Pharmaceuticals		32,804,183
Total Common Stocks
(Cost $123,828,441)		139,284,192
SHORT TERM INVESTMENTS†† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	269,407	269,407
Total Short Term Investments
(Cost $269,407)		269,407
Total Investments - 100.0%
(Cost $124,097,848)		$139,553,599
Other Assets & Liabilities, net - 0.0%		38,887
Total Net Assets - 100.0%		$139,592,486

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.

plc- Public Limited Company

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.8%
Aerospace & Defense - 18.6%
Boeing Co.	7,585	$797,184
General Dynamics Corp.	9,903	845,122
Honeywell International, Inc.	9,880	819,842
L-3 Communications Holdings, Inc.	8,980	836,487
Lockheed Martin Corp.	7,172	861,500
Northrop Grumman Corp.	9,320	857,998
Precision Castparts Corp.	3,511	778,459
Raytheon Co.	11,459	823,215
Rockwell Collins, Inc.	11,981	852,688
Textron, Inc.	29,148	798,072
United Technologies Corp.	8,215	867,257
Total Aerospace & Defense		9,137,824
Air Freight & Logistics - 6.6%
CH Robinson Worldwide, Inc.	13,672	815,125
Expeditors International of Washington, Inc.	20,180	813,658
FedEx Corp.	7,794	826,164
United Parcel Service, Inc. — Class B	8,991	780,419
Total Air Freight & Logistics		3,235,366
Airlines - 1.6%
Southwest Airlines Co.	55,693	770,234
Building Products - 1.6%
Masco Corp.	37,155	762,421
Commercial Services & Supplies - 13.1%
ADT Corp.	19,601	785,608
Cintas Corp.	16,951	805,342
Iron Mountain, Inc.	26,700	742,260
Pitney Bowes, Inc.[1]	52,943	874,088
Republic Services, Inc. — Class A	22,679	769,045
Stericycle, Inc.*	7,261	841,840
Tyco International Ltd.	23,189	807,209
Waste Management, Inc.	19,466	818,156
Total Commercial Services & Supplies		6,443,548
Construction & Engineering - 4.9%
Fluor Corp.	12,664	792,260
Jacobs Engineering Group, Inc.*	13,835	819,032
Quanta Services, Inc.*	29,403	788,294
Total Construction & Engineering		2,399,586
Electrical Equipment - 6.8%
Eaton Corporation plc	11,961	824,711
Emerson Electric Co.	13,761	844,513
Rockwell Automation, Inc.	8,910	862,933
Roper Industries, Inc.	6,411	807,530
Total Electrical Equipment		3,339,687
Industrial Conglomerates - 5.0%
3M Co.	6,956	816,843
Danaher Corp.	12,355	831,986
General Electric Co.	32,841	800,335
Total Industrial Conglomerates		2,449,164
Machinery - 24.1%
Caterpillar, Inc.	9,211	763,684
Cummins, Inc.	6,651	806,035
Deere & Co.	9,099	755,854
Dover Corp.	9,829	841,756
Flowserve Corp.	13,985	792,670
Illinois Tool Works, Inc.	10,996	792,152
Ingersoll-Rand plc	13,688	835,652
Joy Global, Inc.	14,615	723,443
PACCAR, Inc.	14,514	816,703
Pall Corp.	11,312	791,388
Parker Hannifin Corp.	7,929	818,907
Pentair Ltd.	12,935	790,070
Snap-on, Inc.	8,485	804,802
Stanley Black & Decker, Inc.	9,725	822,930
Xylem, Inc.	28,484	710,106
Total Machinery		11,866,152
Professional Services - 6.5%
Dun & Bradstreet Corp.	7,821	810,490
Equifax, Inc.	12,703	803,211
Nielsen Holdings N.V.	21,493	718,296
Robert Half International, Inc.	22,996	856,370
Total Professional Services		3,188,367
Road & Rail - 7.8%
CSX Corp.	30,971	768,391
Kansas City Southern	6,983	752,418
Norfolk Southern Corp.	10,142	741,989
Ryder System, Inc.	12,440	769,290
Union Pacific Corp.	4,920	780,263
Total Road & Rail		3,812,351
Trading Companies & Distributors - 3.2%
Fastenal Co.	16,198	793,864
WW Grainger, Inc.	3,036	795,857
Total Trading Companies & Distributors		1,589,721
Total Common Stocks
(Cost $44,466,443)		48,994,421
SHORT TERM INVESTMENTS†† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	56,450	56,450
Total Short Term Investments
(Cost $56,450)		56,450
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.8%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$463,393	463,393
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	412,107	412,107
Total Securities Lending Collateral
(Cost $875,500)		875,500
Total Investments - 101.7%
(Cost $45,398,393)		$49,926,371
Other Assets & Liabilities, net - (1.7)%		(843,867)
Total Net Assets - 100.0%		$49,082,504

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

plc-Public Limited Company

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Chemicals - 51.6%
Air Products & Chemicals, Inc.	12,438	$1,351,264
Airgas, Inc.	12,492	1,289,299
CF Industries Holdings, Inc.	6,495	1,273,085
Dow Chemical Co.	35,236	1,234,669
Eastman Chemical Co.	16,872	1,357,015
Ecolab, Inc.	14,260	1,313,916
EI du Pont de Nemours & Co.	22,749	1,312,390
FMC Corp.	19,149	1,266,898
International Flavors & Fragrances, Inc.	15,272	1,232,145
LyondellBasell Industries N.V. — Class A	17,771	1,221,045
Monsanto Co.	11,342	1,120,363
Mosaic Co.	20,712	851,056
PPG Industries, Inc.	7,789	1,249,667
Praxair, Inc.	10,161	1,221,047
Sherwin-Williams Co.	6,543	1,139,594
Sigma-Aldrich Corp.	14,709	1,229,084
Total Chemicals		19,662,537
Construction Materials - 2.8%
Vulcan Materials Co.	22,318	1,052,963
Containers & Packaging - 20.0%
Avery Dennison Corp.	27,842	1,245,373
Ball Corp.	27,650	1,238,444
Bemis Company, Inc.	30,389	1,251,723
MeadWestvaco Corp.	33,546	1,239,525
Owens-Illinois, Inc.*	43,150	1,283,713
Sealed Air Corp.	50,178	1,366,849
Total Containers & Packaging		7,625,627
Metals & Mining - 21.9%
Alcoa, Inc.	147,575	1,173,221
Allegheny Technologies, Inc.	43,336	1,194,774
Cliffs Natural Resources, Inc.[1]	67,547	1,317,842
Freeport-McMoRan Copper & Gold, Inc.	40,526	1,146,075
Newmont Mining Corp.	36,104	1,083,120
Nucor Corp.	26,806	1,253,985
United States Steel Corp.[1]	66,978	1,162,068
Total Metals & Mining		8,331,085
Paper & Forest Products - 3.4%
International Paper Co.	26,422	1,276,447
Total Common Stocks
(Cost $32,337,487)		37,948,659
SHORT TERM INVESTMENTS†† - 0.3%
Federated U.S. Treasury Cash Reserve Fund	114,716	114,716
Total Short Term Investments
(Cost $114,716)		114,716

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 6.9%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$1,398,550	1,398,550
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	1,243,763	1,243,763
Total Securities Lending Collateral
(Cost $2,642,313)		2,642,313
Total Investments - 106.9%
(Cost $35,094,516)		$40,705,688
Other Assets & Liabilities, net - (6.9)%		(2,617,854)
Total Net Assets - 100.0%		$38,087,834

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9%
Communications Equipment - 10.1%
Cisco Systems, Inc.	127,433	$3,255,913
F5 Networks, Inc.*	41,305	3,624,926
Harris Corp.	61,605	3,515,797
JDS Uniphase Corp.*	216,071	3,169,762
Juniper Networks, Inc.*	160,737	3,483,171
Motorola Solutions, Inc.	53,785	2,949,032
QUALCOMM, Inc.	49,879	3,219,689
Total Communications Equipment		23,218,290
Computers & Peripherals - 10.9%
Apple, Inc.	7,137	3,229,493
Dell, Inc.	228,777	2,898,605
EMC Corp.	123,851	3,238,704
Hewlett-Packard Co.	124,217	3,189,893
NetApp, Inc.	81,019	3,331,501
SanDisk Corp.	52,232	2,879,028
Seagate Technology plc	70,474	2,883,091
Western Digital Corp.	48,223	3,104,597
Total Computers & Peripherals		24,754,912
Electrical Equipment - 1.5%
First Solar, Inc.*	69,237	3,409,230
Electronic Equipment & Instruments - 9.0%
Amphenol Corp. — Class A	40,255	3,162,433
Corning, Inc.	205,979	3,128,821
FLIR Systems, Inc.	125,262	4,067,256
Jabil Circuit, Inc.	157,929	3,630,787
Molex, Inc.	103,673	3,092,566
TE Connectivity Ltd.	67,554	3,447,956
Total Electronic Equipment & Instruments		20,529,819
Internet Software & Services - 7.1%
Akamai Technologies, Inc.*	72,169	3,406,377
eBay, Inc.*	59,735	3,087,702
Google, Inc. — Class A*	3,503	3,109,263
VeriSign, Inc.*	68,033	3,254,699
Yahoo!, Inc.*	116,894	3,283,552
Total Internet Software & Services		16,141,593
IT Services - 19.9%
Accenture plc — Class A	38,081	2,810,759
Automatic Data Processing, Inc.	45,136	3,253,854
Cognizant Technology Solutions Corp. — Class A*	48,523	3,512,580
Computer Sciences Corp.	68,236	3,252,128
Fidelity National Information Services, Inc.	70,407	3,038,766
Fiserv, Inc.*	35,262	3,393,615
International Business Machines Corp.	15,160	2,956,806
Mastercard, Inc. — Class A	5,368	3,277,754
Paychex, Inc.	82,644	3,259,479
SAIC, Inc.	225,127	3,442,192
Teradata Corp.*	54,626	3,229,489
Total System Services, Inc.	130,602	3,579,801
Visa, Inc. — Class A	16,967	3,003,329
Western Union Co.	180,532	3,242,355
Total IT Services		45,252,907
Office Electronics - 1.4%
Xerox Corp.	337,085	3,269,725
Semiconductors & Semicond - 2.5%
Broadcom Corp. — Class A	90,746	2,501,867
NVIDIA Corp.	213,990	3,087,876
Total Semiconductors & Semicond		5,589,743
Semiconductors & Semiconductor Equipment - 19.9%
Advanced Micro Devices, Inc.*,1	784,027	2,955,782
Altera Corp.	94,834	3,372,297
Analog Devices, Inc.	68,173	3,365,019
Applied Materials, Inc.	199,322	3,250,942
Intel Corp.	123,288	2,872,610
KLA-Tencor Corp.	55,031	3,226,468
Lam Research Corp.*	65,206	3,209,439
Linear Technology Corp.	84,185	3,414,544
LSI Corp.	419,707	3,265,320
Microchip Technology, Inc.	82,782	3,289,757
Micron Technology, Inc.*	241,578	3,200,909
Teradyne, Inc.*	176,836	2,916,026
Texas Instruments, Inc.	86,410	3,387,272
Xilinx, Inc.	78,859	3,681,926
Total Semiconductors & Semiconductor Equipment		45,408,311
Software - 17.6%
Adobe Systems, Inc.*	71,593	3,384,917
Autodesk, Inc.*	87,204	3,086,150
BMC Software, Inc.*	68,004	3,126,144
CA, Inc.	108,676	3,232,024
Citrix Systems, Inc.*	49,935	3,596,319
Electronic Arts, Inc.*	140,902	3,680,359
Intuit, Inc.	53,205	3,400,864
Microsoft Corp.	89,404	2,845,729
Oracle Corp.	90,696	2,934,016
Red Hat, Inc.*	66,795	3,457,977
Salesforce.com, Inc.*	81,393	3,560,944
Symantec Corp.	136,923	3,653,105
Total Software		39,958,548
Total Common Stocks
(Cost $210,881,987)		227,533,078
SHORT TERM INVESTMENTS†† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	186,346	186,346
Total Short Term Investments
(Cost $186,346)		186,346

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.0%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$1,210,804	$1,210,804
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	1,076,796	1,076,796
Total Securities Lending Collateral
(Cost $2,287,600)		2,287,600
Total Investments - 101.0%
(Cost $213,355,933)		$230,007,024
Other Assets & Liabilities, net - (1.0)%		(2,308,349)
Total Net Assets - 100.0%		$227,698,675

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

plc- Public Limited Company

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Diversified Telecommunication Services - 13.0%
AT&T, Inc.	37,710	$1,330,032
CenturyLink, Inc.	37,575	1,347,064
Frontier Communications Corp.[1]	320,920	1,399,211
Verizon Communications, Inc.	26,517	1,312,061
Windstream Corp.[1]	162,969	1,360,791
Total Diversified Telecommunication Services		6,749,159
Electric Utilities - 34.8%
American Electric Power Company, Inc.	29,761	1,379,422
Duke Energy Corp.	20,023	1,421,633
Edison International	28,725	1,431,941
Entergy Corp.	19,779	1,335,083
Exelon Corp.	44,218	1,352,629
FirstEnergy Corp.	35,333	1,345,127
NextEra Energy, Inc.	16,983	1,470,898
Northeast Utilities	32,144	1,427,515
Pepco Holdings, Inc.	66,780	1,372,329
Pinnacle West Capital Corp.	23,531	1,385,976
PPL Corp.	46,493	1,477,083
Southern Co.	30,438	1,364,840
Xcel Energy, Inc.	46,032	1,378,658
Total Electric Utilities		18,143,134
Gas Utilities - 5.9%
AGL Resources, Inc.	31,508	1,442,751
ONEOK, Inc.	30,546	1,617,411
Total Gas Utilities		3,060,162
Independent Power Producers & Energy Trader - 5.2%
AES Corp.	109,569	1,363,038
NRG Energy, Inc.	50,156	1,345,184
Total Independent Power Producers & Energy Trader		2,708,222
Multi-Utilities-38.1%
Ameren Corp.	39,715	1,422,194
CenterPoint Energy, Inc.	57,117	1,417,644
CMS Energy Corp.	49,425	1,383,406
Consolidated Edison, Inc.	23,422	1,402,978
Dominion Resources, Inc.	24,167	1,433,345
DTE Energy Co.	20,253	1,431,887
Integrys Energy Group, Inc.	23,558	1,479,442
NiSource, Inc.	46,520	1,429,094
PG&E Corp.	29,984	1,375,966
Public Service Enterprise Group, Inc.	41,502	1,402,353
SCANA Corp.	27,384	1,421,503
Sempra Energy	16,854	1,476,916
TECO Energy, Inc.	78,149	1,380,893
Wisconsin Energy Corp.	32,889	1,430,014
Total Multi-Utilities		19,887,635
Wireless Telecommunication Services - 2.6%
Crown Castle International Corp.*	19,251	1,352,383
Total Common Stocks
(Cost $49,285,521)		51,900,695
SHORT TERM INVESTMENTS†† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	93,165	93,165
Total Short Term Investments
(Cost $93,165)		93,165
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 5.1%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$1,393,634	1,393,634
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	1,239,391	1,239,391
Total Securities Lending Collateral
(Cost $2,633,025)		2,633,025
Total Investments - 104.9%
(Cost $52,011,711)		$54,626,885
Other Assets & Liabilities, net - (4.9)%		(2,534,645)
Total Net Assets - 100.0%		$52,092,240

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9%
Aerospace & Defense - 1.2%
Boeing Co.	64,878	$6,818,678
Airlines - 1.9%
Southwest Airlines Co.	768,160	10,623,653
Auto Components - 2.3%
BorgWarner, Inc.	55,297	5,276,993
Delphi Automotive plc	138,610	7,446,129
Total Auto Components		12,723,122
Beverages - 1.8%
Constellation Brands, Inc. — Class A*	77,338	4,028,536
Dr Pepper Snapple Group, Inc.	49,886	2,331,672
Monster Beverage Corp.*	61,692	3,762,595
Total Beverages		10,122,803
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc.*	60,557	7,038,540
Amgen, Inc.	44,231	4,789,775
Biogen Idec, Inc.*	16,304	3,556,392
Celgene Corp.*	60,961	8,952,732
Gilead Sciences, Inc.*	161,367	9,916,002
Regeneron Pharmaceuticals, Inc.*	39,681	10,716,251
Total Biotechnology		44,969,692
Building Products - 0.4%
Masco Corp.	105,474	2,164,326
Capital Markets - 2.5%
Ameriprise Financial, Inc.	66,647	5,931,583
Franklin Resources, Inc.	102,651	5,017,581
T. Rowe Price Group, Inc.	38,993	2,933,833
Total Capital Markets		13,882,997
Chemicals - 4.7%
CF Industries Holdings, Inc.	21,035	4,123,070
Eastman Chemical Co.	79,116	6,363,300
Ecolab, Inc.	32,628	3,006,344
FMC Corp.	32,719	2,164,689
Mosaic Co.	46,927	1,928,230
PPG Industries, Inc.	20,196	3,240,246
Sherwin-Williams Co.	31,081	5,413,378
Total Chemicals		26,239,257
Commercial Banks - 3.7%
Huntington Bancshares, Inc.	1,009,953	8,635,098
U.S. Bancorp	127,227	4,748,112
Zions Bancorporation	247,063	7,322,947
Total Commercial Banks		20,706,157
Commercial Services & Supplies - 0.9%
Cintas Corp.	59,142	2,809,836
Stericycle, Inc.*	20,962	2,430,334
Total Commercial Services & Supplies		5,240,170
Communications Equipment - 0.6%
QUALCOMM, Inc.	51,921	3,351,501
Computers & Peripherals - 2.9%
Apple, Inc.	12,326	5,577,515
Seagate Technology plc	265,508	10,861,932
Total Computers & Peripherals		16,439,447
Construction & Engineering - 0.7%
Quanta Services, Inc.*	136,566	3,661,334
Consumer Finance - 4.9%
American Express Co.	43,277	3,192,544
Discover Financial Services	179,773	8,900,561
SLM Corp.	627,216	15,498,507
Total Consumer Finance		27,591,612
Containers & Packaging - 0.5%
Ball Corp.	56,423	2,527,186
Diversified Financial Services - 2.6%
Bank of America Corp.	659,451	9,627,985
Moody's Corp.	75,217	5,097,456
Total Diversified Financial Services		14,725,441
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. — Class A	51,129	4,016,694
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp.*	20,115	1,435,809
Intuitive Surgical, Inc.*	7,661	2,972,468
Total Health Care Equipment & Supplies		4,408,277
Health Care Providers & Services - 0.6%
DaVita HealthCare Partners, Inc.*	27,277	3,175,316
Health Care Technology - 0.4%
Cerner Corp.*	48,004	2,352,196
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	62,163	3,872,755
Wynn Resorts Ltd.	22,550	3,002,082
Total Hotels, Restaurants & Leisure		6,874,837
Household Durables - 3.6%
DR Horton, Inc.	258,963	5,205,156
Leggett & Platt, Inc.	70,425	2,212,049
Lennar Corp. — Class A	86,179	2,918,883
Newell Rubbermaid, Inc.	301,682	8,151,448
PulteGroup, Inc.	100,033	1,663,549
Total Household Durables		20,151,085
Internet & Catalog Retail - 6.2%
Amazon.com, Inc.*	18,884	5,688,238
Netflix, Inc.*	48,051	11,735,015
Priceline.com, Inc.*	8,245	7,219,899
TripAdvisor, Inc.*	134,084	10,058,982
Total Internet & Catalog Retail		34,702,134
Internet Software & Services - 3.4%
Akamai Technologies, Inc.*	56,707	2,676,570
eBay, Inc.*	109,694	5,670,083
Google, Inc. — Class A*	5,282	4,688,303
Yahoo!, Inc.*	212,746	5,976,035
Total Internet Software & Services		19,010,991
IT Services - 2.0%
Cognizant Technology Solutions Corp. — Class A*	35,369	2,560,362
Mastercard, Inc. — Class A	4,649	2,838,726
Visa, Inc. — Class A	33,881	5,997,276
Total IT Services		11,396,364
Life Sciences Tools & Services - 3.6%
Agilent Technologies, Inc.	157,218	7,032,361
Life Technologies Corp.*	126,152	9,410,939

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Life Sciences Tools & Services - 3.6% (continued)
PerkinElmer, Inc.	100,410	$3,422,977
Total Life Sciences Tools & Services		19,866,277
Machinery - 2.8%
Cummins, Inc.	25,396	3,077,741
Illinois Tool Works, Inc.	37,301	2,687,164
PACCAR, Inc.	110,306	6,206,919
Snap-on, Inc.	36,291	3,442,201
Total Machinery		15,414,025
Media - 7.5%
CBS Corp. — Class B	77,690	4,105,140
Comcast Corp. — Class A	188,793	8,510,788
DIRECTV*	68,002	4,302,487
Discovery Communications, Inc. — Class A*	55,769	4,445,905
Scripps Networks Interactive, Inc. — Class A	110,732	7,836,504
Time Warner Cable, Inc.	37,135	4,235,989
Time Warner, Inc.	81,954	5,102,456
Twenty-First Century Fox, Inc.	108,901	3,253,962
Total Media		41,793,231
Oil, Gas & Consumable Fuels - 5.4%
Denbury Resources, Inc.*	463,403	8,109,553
EOG Resources, Inc.	29,138	4,239,288
Noble Energy, Inc.	49,616	3,100,504
Pioneer Natural Resources Co.	18,974	2,936,416
Tesoro Corp.	205,595	11,688,076
Total Oil, Gas & Consumable Fuels		30,073,837
Pharmaceuticals - 5.1%
AbbVie, Inc.	91,081	4,142,364
Actavis, Inc.*	47,926	6,435,024
Eli Lilly & Co.	115,418	6,129,850
Mylan, Inc.*	245,244	8,230,389
Zoetis, Inc.	116,400	3,469,884
Total Pharmaceuticals		28,407,511
Professional Services - 0.4%
Equifax, Inc.	34,552	2,184,723
Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp. — Class A	42,783	3,028,609
Health Care REIT, Inc.	43,654	2,815,246
Total Real Estate Investment Trusts (REITs)		5,843,855
Semiconductors & Semicond - 0.5%
Broadcom Corp. — Class A	103,235	2,846,189
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	327,729	5,345,260
Intel Corp.	170,247	3,966,755
KLA-Tencor Corp.	63,987	3,751,558
LSI Corp.	438,506	3,411,577
Teradyne, Inc.*	310,671	5,122,965
Total Semiconductors & Semiconductor Equipment		21,598,115
Software - 1.6%
Adobe Systems, Inc.*	82,920	3,920,458
Salesforce.com, Inc.*	110,096	4,816,700
Total Software		8,737,158
Specialty Retail - 6.7%
AutoZone, Inc.*	7,688	3,448,683
Home Depot, Inc.	53,425	4,222,178
L Brands, Inc.	48,610	2,710,980
Lowe's Companies, Inc.	92,961	4,144,201
PetSmart, Inc.	46,366	3,394,919
Ross Stores, Inc.	47,201	3,184,651
The Gap, Inc.	165,033	7,575,015
TJX Companies, Inc.	76,431	3,977,469
Urban Outfitters, Inc.*	107,170	4,561,155
Total Specialty Retail		37,219,251
Textiles, Apparel & Luxury Goods - 2.0%
Fossil Group, Inc.*	26,598	2,923,120
PVH Corp.	63,365	8,350,873
Total Textiles, Apparel & Luxury Goods		11,273,993
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp.*	63,872	4,487,008
Total Common Stocks
(Cost $443,068,783)		557,620,443
SHORT TERM INVESTMENTS†† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	669,582	669,582
Total Short Term Investments
(Cost $669,582)		669,582
Total Investments - 100.0%
(Cost $443,738,365)		$558,290,025
Other Assets & Liabilities, net - 0.0%		(52,299)
Total Net Assets - 100.0%		$558,237,726

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.

plc- Public Limited Company
REIT- Real Estate Investment Trust

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9%
Aerospace & Defense - 3.0%
General Dynamics Corp.	18,085	$1,543,374
L-3 Communications Holdings, Inc.	30,192	2,812,385
Northrop Grumman Corp.	22,547	2,075,677
Raytheon Co.	14,494	1,041,249
Textron, Inc.	45,136	1,235,824
Total Aerospace & Defense		8,708,509
Air Freight & Logistics - 0.4%
FedEx Corp.	10,531	1,116,286
Auto Components - 1.8%
Goodyear Tire & Rubber Co.*	149,677	2,769,025
Johnson Controls, Inc.	60,528	2,433,831
Total Auto Components		5,202,856
Automobiles - 1.2%
Ford Motor Co.	209,030	3,528,426
Beverages - 0.5%
Molson Coors Brewing Co. — Class B	31,211	1,562,423
Capital Markets - 4.3%
E*TRADE Financial Corp.*	206,725	3,080,203
Goldman Sachs Group, Inc.	14,740	2,417,802
Legg Mason, Inc.	80,770	2,777,680
Morgan Stanley	82,007	2,231,410
State Street Corp.	25,041	1,744,606
Total Capital Markets		12,251,701
Chemicals - 0.7%
Dow Chemical Co.	26,244	919,590
LyondellBasell Industries N.V. — Class A	15,008	1,031,200
Total Chemicals		1,950,790
Commercial Banks - 3.3%
BB&T Corp.	37,945	1,354,257
Fifth Third Bancorp	95,167	1,830,061
PNC Financial Services Group, Inc.	29,189	2,219,823
SunTrust Banks, Inc.	85,969	2,990,862
Wells Fargo & Co.	25,208	1,096,548
Total Commercial Banks		9,491,551
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.[1]	90,671	1,496,978
Computers & Peripherals - 2.8%
Dell, Inc.	302,569	3,833,549
Western Digital Corp.	65,234	4,199,765
Total Computers & Peripherals		8,033,314
Construction & Engineering - 1.7%
Fluor Corp.	34,846	2,179,966
Jacobs Engineering Group, Inc.*	44,066	2,608,707
Total Construction & Engineering		4,788,673
Consumer Finance - 0.7%
Capital One Financial Corp.	30,421	2,099,657
Containers & Packaging - 0.4%
Avery Dennison Corp.	22,480	1,005,530
Diversified Financial Services - 5.5%
Citigroup, Inc.	56,138	2,927,035
CME Group, Inc. — Class A	24,519	1,813,916
JPMorgan Chase & Co.	46,125	2,570,546
Leucadia National Corp.	102,935	2,761,746
NASDAQ OMX Group, Inc.	87,150	2,823,660
NYSE Euronext	63,945	2,695,921
Total Diversified Financial Services		15,592,824
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp.[1]	210,308	916,943
Electric Utilities - 1.8%
Entergy Corp.	15,161	1,023,368
Exelon Corp.	33,955	1,038,683
FirstEnergy Corp.	18,171	691,770
Pepco Holdings, Inc.	78,670	1,616,669
PPL Corp.	25,847	821,159
Total Electric Utilities		5,191,649
Electronic Equipment & Instruments - 2.0%
Corning, Inc.	140,997	2,141,744
Jabil Circuit, Inc.	160,047	3,679,481
Total Electronic Equipment & Instruments		5,821,225
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	33,453	1,586,676
Ensco plc — Class A	12,813	734,697
Nabors Industries Ltd.	194,855	2,998,818
Rowan Companies plc — Class A*	31,454	1,080,445
Total Energy Equipment & Services		6,400,636
Food & Staples Retailing - 4.6%
CVS Caremark Corp.	32,976	2,027,694
Kroger Co.	72,917	2,863,451
Safeway, Inc.	188,399	4,858,810
Sysco Corp.	28,871	996,338
Walgreen Co.	50,425	2,533,856
Total Food & Staples Retailing		13,280,149
Food Products - 4.1%
Archer-Daniels-Midland Co.	137,699	5,021,883
Mondelez International, Inc. — Class A	47,555	1,487,045
Tyson Foods, Inc. — Class A	184,061	5,083,765
Total Food Products		11,592,693
Health Care Providers & Services - 11.1%
Aetna, Inc.	55,092	3,535,254
AmerisourceBergen Corp. — Class A	46,872	2,731,231
Cardinal Health, Inc.	62,294	3,120,306
Cigna Corp.	32,610	2,538,036
Humana, Inc.	55,370	5,053,066
McKesson Corp.	23,341	2,863,007
Tenet Healthcare Corp.*	62,229	2,778,525
UnitedHealth Group, Inc.	28,340	2,064,569
WellPoint, Inc.	81,616	6,983,065
Total Health Care Providers & Services		31,667,059
Household Durables - 1.4%
Harman International Industries, Inc.	33,099	2,003,482

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Household Durables - 1.4% (continued)
Whirlpool Corp.	15,842	$2,121,877
Total Household Durables		4,125,359
Independent Power Producers & Energy Trader - 1.0%
NRG Energy, Inc.	108,345	2,905,813
Insurance - 20.9%
ACE Ltd.	18,598	1,699,485
Aflac, Inc.	18,820	1,160,818
Allstate Corp.	63,068	3,215,207
American International Group, Inc.	85,433	3,888,056
Assurant, Inc.	128,112	6,938,546
Berkshire Hathaway, Inc. — Class B*	9,353	1,083,732
Chubb Corp.	11,573	1,001,065
Genworth Financial, Inc. — Class A*	726,714	9,440,016
Hartford Financial Services Group, Inc.	171,597	5,295,483
Lincoln National Corp.	115,746	4,823,136
Loews Corp.	44,481	2,026,110
MetLife, Inc.	100,205	4,851,926
Principal Financial Group, Inc.	85,520	3,708,147
Torchmark Corp.	23,605	1,677,843
Travelers Companies, Inc.	22,221	1,856,565
Unum Group	141,021	4,461,904
XL Group plc — Class A	75,294	2,360,467
Total Insurance		59,488,506
IT Services - 1.0%
SAIC, Inc.[1]	191,700	2,931,093
Media - 0.9%
Washington Post Co. — Class B	4,646	2,496,575
Metals & Mining - 3.3%
Alcoa, Inc.	366,696	2,915,233
Allegheny Technologies, Inc.	77,026	2,123,607
Cliffs Natural Resources, Inc.[1]	101,893	1,987,932
United States Steel Corp.[1]	133,981	2,324,570
Total Metals & Mining		9,351,342
Multiline Retail - 1.8%
JC Penney Company, Inc.*	91,698	1,338,791
Kohl's Corp.	34,971	1,852,764
Macy's, Inc.	20,881	1,009,388
Target Corp.	13,249	943,991
Total Multiline Retail		5,144,934
Multi-Utilities-1.2%
Ameren Corp.	43,792	1,568,192
Integrys Energy Group, Inc.	15,469	971,453
Public Service Enterprise Group, Inc.	24,401	824,510
Total Multi-Utilities		3,364,155
Office Electronics - 2.0%
Xerox Corp.	588,709	5,710,477
Oil, Gas & Consumable Fuels - 9.9%
Apache Corp.	15,253	1,224,053
Chevron Corp.	10,125	1,274,636
ConocoPhillips	53,847	3,492,516
Devon Energy Corp.	15,136	832,631
Hess Corp.	65,520	4,878,619
Marathon Oil Corp.	32,078	1,166,356
Murphy Oil Corp.	44,664	3,024,646
Newfield Exploration Co.*	82,535	2,030,361
Peabody Energy Corp.	65,351	1,082,213
Phillips 66	61,154	3,760,971
Valero Energy Corp.	122,648	4,387,119
WPX Energy, Inc.*	60,732	1,166,662
Total Oil, Gas & Consumable Fuels		28,320,783
Road & Rail - 1.0%
Ryder System, Inc.	45,033	2,784,841
Specialty Retail - 2.0%
Best Buy Company, Inc.	73,964	2,225,577
Staples, Inc.	205,299	3,494,189
Total Specialty Retail		5,719,766
Thrifts & Mortgage Finance - 0.6%
People's United Financial, Inc.	109,001	1,635,015
Total Common Stocks
(Cost $240,725,370)		285,678,531
SHORT TERM INVESTMENTS†† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	260,418	260,418
Total Short Term Investments
(Cost $260,418)		260,418

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.9%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$4,379,781	4,379,781
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	3,895,042	3,895,042
Total Securities Lending Collateral
(Cost $8,274,823)		8,274,823
Total Investments - 102.9%
(Cost $249,260,611)		$294,213,772
Other Assets & Liabilities, net - (2.9)%		(8,165,649)
Total Net Assets - 100.0%		$286,048,123

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

plc- Public Limited Company

Guggenheim S&P Midcap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 100.0%
Aerospace & Defense - 4.3%
Alliant Techsystems, Inc.	9,935	$924,949
Esterline Technologies Corp.*	4,412	359,313
Exelis, Inc.	51,960	767,969
Huntington Ingalls Industries, Inc.	16,255	1,010,736
Total Aerospace & Defense		3,062,967
Air Freight & Logistics - 1.1%
UTI Worldwide, Inc.	48,421	798,947
Airlines - 2.1%
JetBlue Airways Corp.*	234,957	1,536,619
Capital Markets - 0.7%
Apollo Investment Corp.	35,804	291,087
Janus Capital Group, Inc.	25,101	235,196
Total Capital Markets		526,283
Chemicals - 1.5%
Cabot Corp.	8,640	354,413
Minerals Technologies, Inc.	9,475	435,850
Olin Corp.	11,078	270,303
Total Chemicals		1,060,566
Commercial Banks - 3.8%
Associated Banc-Corp.	34,645	586,886
BancorpSouth, Inc.	26,378	518,328
First Niagara Financial Group, Inc.	61,681	659,370
FirstMerit Corp.	21,191	475,102
International Bancshares Corp.	20,735	501,994
Total Commercial Banks		2,741,680
Commercial Services & Supplies - 1.9%
Brink's Co.	15,545	415,518
RR Donnelley & Sons Co.[1]	48,057	912,602
Total Commercial Services & Supplies		1,328,120
Computers & Peripherals - 1.7%
Diebold, Inc.	7,532	245,995
Lexmark International, Inc. — Class A	26,242	983,813
Total Computers & Peripherals		1,229,808
Construction & Engineering - 4.2%
AECOM Technology Corp.*	28,061	951,268
Granite Construction, Inc.	9,841	297,690
KBR, Inc.	11,298	353,401
URS Corp.	31,116	1,446,894
Total Construction & Engineering		3,049,253
Containers & Packaging - 1.8%
Greif, Inc. — Class A	10,702	592,035
Rock Tenn Co. — Class A	6,368	728,181
Total Containers & Packaging		1,320,216
Diversified Consumer Services - 1.5%
Apollo Group, Inc. — Class A*	23,625	430,448
DeVry, Inc.	11,988	360,599
Regis Corp.	17,870	310,402
Total Diversified Consumer Services		1,101,449
Electric Utilities - 1.0%
Great Plains Energy, Inc.	19,026	460,239
Hawaiian Electric Industries, Inc.	10,196	271,825
Total Electric Utilities		732,064
Electrical Equipment - 1.4%
General Cable Corp.	33,058	1,041,988
Electronic Equipment & Instruments - 9.3%
Arrow Electronics, Inc.*	27,757	1,267,107
Avnet, Inc.*	35,048	1,320,258
Ingram Micro, Inc. — Class A*	81,511	1,860,897
Tech Data Corp.*	25,698	1,319,335
Vishay Intertechnology, Inc.*	67,508	971,440
Total Electronic Equipment & Instruments		6,739,037
Energy Equipment & Services - 2.8%
Helix Energy Solutions Group, Inc.*	13,166	334,021
Superior Energy Services, Inc.*	38,900	996,618
Tidewater, Inc.	7,408	436,998
Unit Corp.*	4,849	218,593
Total Energy Equipment & Services		1,986,230
Food & Staples Retailing - 0.8%
Harris Teeter Supermarkets, Inc.	11,269	554,209
Food Products - 3.4%
Dean Foods Co.*	49,941	544,357
Post Holdings, Inc.*	9,390	435,602
Smithfield Foods, Inc.*	44,191	1,467,141
Total Food Products		2,447,100
Gas Utilities - 0.9%
Atmos Energy Corp.	6,160	272,518
UGI Corp.	8,257	346,711
Total Gas Utilities		619,229
Health Care Providers & Services - 11.0%
Community Health Systems, Inc.	35,926	1,654,753
Health Management Associates, Inc. — Class A*	77,719	1,047,652
Health Net, Inc.*	31,618	969,724
LifePoint Hospitals, Inc.*	24,089	1,184,215
Omnicare, Inc.	11,409	602,281
Owens & Minor, Inc.	25,073	901,625
Universal Health Services, Inc. — Class B	8,061	563,867
WellCare Health Plans, Inc.*	16,112	983,315
Total Health Care Providers & Services		7,907,432
Hotels, Restaurants & Leisure - 1.3%
Wendy's Co.	64,497	458,574
WMS Industries, Inc.*	19,675	506,631
Total Hotels, Restaurants & Leisure		965,205
Insurance - 15.7%
American Financial Group, Inc.	18,966	980,353
Aspen Insurance Holdings Ltd.	23,289	873,105
Everest Re Group Ltd.	5,293	706,774
Hanover Insurance Group, Inc.	30,376	1,635,140
HCC Insurance Holdings, Inc.	8,845	393,868
Kemper Corp.	22,583	789,276
Mercury General Corp.	9,408	415,834
Old Republic International Corp.	63,795	921,838
Protective Life Corp.	31,770	1,376,594
Reinsurance Group of America, Inc. — Class A	21,172	1,441,601
StanCorp Financial Group, Inc.	26,703	1,417,662

Guggenheim S&P Midcap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Insurance - 15.7% (continued)
WR Berkley Corp.	7,507	$318,072
Total Insurance		11,270,117
Internet Software & Services - 1.2%
Monster Worldwide, Inc.*	150,444	860,540
IT Services - 2.3%
Convergys Corp.	17,613	333,414
ManTech International Corp. — Class A	44,483	1,314,028
Total IT Services		1,647,442
Machinery - 3.7%
AGCO Corp.	12,371	695,869
Oshkosh Corp.*	25,832	1,157,790
SPX Corp.	3,592	274,465
Trinity Industries, Inc.	13,238	521,180
Total Machinery		2,649,304
Media - 1.7%
Scholastic Corp.	27,262	831,491
Valassis Communications, Inc.[1]	13,961	399,703
Total Media		1,231,194
Metals & Mining - 3.6%
Commercial Metals Co.	69,108	1,070,483
Reliance Steel & Aluminum Co.	10,012	702,842
Steel Dynamics, Inc.	49,083	763,731
Total Metals & Mining		2,537,056
Multiline Retail - 2.0%
Big Lots, Inc.*	20,963	757,393
Saks, Inc.*	39,414	631,412
Total Multiline Retail		1,388,805
Oil, Gas & Consumable Fuels - 2.2%
Alpha Natural Resources, Inc.*	50,940	277,114
Arch Coal, Inc.[1]	62,613	244,191
Bill Barrett Corp.*	16,151	362,105
World Fuel Services Corp.	17,677	684,807
Total Oil, Gas & Consumable Fuels		1,568,217
Paper & Forest Products - 0.8%
Domtar Corp.	8,365	581,451
Professional Services - 2.7%
FTI Consulting, Inc.*	12,591	469,141
Manpowergroup, Inc.	22,102	1,477,961
Total Professional Services		1,947,102
Road & Rail - 1.5%
Con-way, Inc.	25,540	1,058,633
Semiconductors & Semiconductor Equipment - 0.4%
Intersil Corp. — Class A	30,636	312,794
Specialty Retail - 1.9%
Aeropostale, Inc.*	17,995	272,264
Barnes & Noble, Inc.*	36,819	657,219
Rent-A-Center, Inc. — Class A	10,515	420,495
Total Specialty Retail		1,349,978
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	50,467	615,697
New York Community Bancorp, Inc.	17,300	262,441
Total Thrifts & Mortgage Finance		878,138
Tobacco - 1.2%
Universal Corp.	13,573	832,025
Wireless Telecommunication Services - 1.4%
Telephone & Data Systems, Inc.	38,841	1,029,675
Total Common Stocks
(Cost $59,347,681)		71,890,873
SHORT TERM INVESTMENTS†† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	31,437	31,437
Total Short Term Investments
(Cost $31,437)		31,437
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.7%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$633,057	633,057
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	562,993	562,993
Total Securities Lending Collateral
(Cost $1,196,050)		1,196,050
Total Investments - 101.7%
(Cost $60,575,168)		$73,118,360
Other Assets & Liabilities, net - (1.7)%		(1,203,193)
Total Net Assets - 100.0%		$71,915,167

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 100.0%
Airlines - 0.6%
Allegiant Travel Co. — Class A	5,238	$510,076
Auto Components - 2.0%
Dorman Products, Inc.	15,158	713,639
Drew Industries, Inc.	20,602	841,180
Total Auto Components		1,554,819
Automobiles - 1.7%
Winnebago Industries, Inc.*	55,243	1,321,412
Biotechnology - 1.3%
Acorda Therapeutics, Inc.*	13,395	508,608
Arqule, Inc.*	89,094	237,881
Spectrum Pharmaceuticals, Inc.	34,067	287,525
Total Biotechnology		1,034,014
Building Products - 0.3%
Quanex Building Products Corp.	13,701	233,191
Capital Markets - 2.6%
HFF, Inc. — Class A	59,044	1,239,923
Virtus Investment Partners, Inc.*	4,125	769,313
Total Capital Markets		2,009,236
Chemicals - 2.3%
American Vanguard Corp.	15,951	393,830
HB Fuller Co.	8,524	342,239
PolyOne Corp.	24,520	708,873
Quaker Chemical Corp.	4,894	322,857
Total Chemicals		1,767,799
Commercial Banks - 11.7%
Bank of the Ozarks, Inc.	9,579	457,685
BBCN Bancorp, Inc.	51,488	752,240
Boston Private Financial Holdings, Inc.	28,080	310,284
First Commonwealth Financial Corp.	101,382	761,379
FNB Corp.	39,821	503,337
Home BancShares, Inc.	35,485	969,450
National Penn Bancshares, Inc.	55,428	598,068
PacWest Bancorp	28,037	993,071
Pinnacle Financial Partners, Inc.*	28,109	800,544
PrivateBancorp, Inc. — Class A	47,986	1,131,989
Texas Capital Bancshares, Inc.*	16,573	753,906
ViewPoint Financial Group, Inc.	31,232	673,674
Wilshire Bancorp, Inc.	59,117	519,638
Total Commercial Banks		9,225,265
Commercial Services & Supplies - 0.3%
Healthcare Services Group, Inc.	10,089	248,290
Communications Equipment - 3.0%
ARRIS Group, Inc.*	10,819	162,718
CalAmp Corp.*	44,601	684,625
Ixia*	42,828	595,309
NETGEAR, Inc.*	17,616	525,133
Procera Networks, Inc.*	25,430	379,416
Total Communications Equipment		2,347,201
Computers & Peripherals - 0.7%
Electronics for Imaging, Inc.*	18,290	549,249
Construction Materials - 0.6%
Headwaters, Inc.*	26,017	245,340
Texas Industries, Inc.*	3,641	226,252
Total Construction Materials		471,592
Consumer Finance - 2.0%
Encore Capital Group, Inc.*	13,511	525,037
First Cash Financial Services, Inc.*	7,246	386,936
Portfolio Recovery Associates, Inc.*	4,639	692,649
Total Consumer Finance		1,604,622
Distributors - 0.4%
Pool Corp.	5,784	305,280
Diversified Consumer Services - 0.7%
American Public Education, Inc.*	4,781	188,897
Outerwall, Inc.*,1	7,111	392,883
Total Diversified Consumer Services		581,780
Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.	8,165	422,131
Electrical Equipment - 0.7%
AZZ, Inc.	9,612	363,622
Franklin Electric Company, Inc.	5,621	209,438
Total Electrical Equipment		573,060
Electronic Equipment & Instruments - 3.7%
Cognex Corp.	17,772	943,871
FEI Co.	6,223	481,971
Littelfuse, Inc.	6,635	530,734
Measurement Specialties, Inc.*	19,097	950,649
Total Electronic Equipment & Instruments		2,907,225
Energy Equipment & Services - 1.2%
Geospace Technologies Corp.*	12,275	913,383
Food Products - 1.6%
Darling International, Inc.*	37,437	759,971
Hain Celestial Group, Inc.*	6,739	491,677
Total Food Products		1,251,648
Health Care Equipment & Supplies - 4.5%
Abaxis, Inc.	7,127	300,047
Analogic Corp.	5,517	393,859
Cantel Medical Corp.	17,978	477,136
Cyberonics, Inc.*	7,783	404,638
Cynosure, Inc. — Class A*	30,977	882,225
Greatbatch, Inc.*	16,341	617,690
ICU Medical, Inc.*	3,907	280,093
Neogen Corp.*	3,387	191,298
Total Health Care Equipment & Supplies		3,546,986
Health Care Providers & Services - 2.8%
Air Methods Corp.	7,229	242,822
Bio-Reference Labs, Inc.*	21,066	563,516
Hanger, Inc.*	11,078	409,000
Landauer, Inc.	2,741	135,049
MWI Veterinary Supply, Inc.*	5,718	812,928
Total Health Care Providers & Services		2,163,315
Health Care Technology - 0.5%
HealthStream, Inc.*	12,031	378,977
Hotels, Restaurants & Leisure - 2.5%
Buffalo Wild Wings, Inc.*	3,281	339,846
Multimedia Games Holding Company, Inc.*	28,316	990,777
Papa John's International, Inc.	4,020	268,777

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Hotels, Restaurants & Leisure - 2.5% (continued)
SHFL Entertainment, Inc.*	15,956	$362,999
Total Hotels, Restaurants & Leisure		1,962,399
Household Durables - 1.5%
Ethan Allen Interiors, Inc.	8,403	255,199
iRobot Corp.*	13,110	458,326
M/I Homes, Inc.*	12,057	256,332
Meritage Homes Corp.*	4,289	194,120
Total Household Durables		1,163,977
Insurance - 0.6%
eHealth, Inc.*	14,372	441,795
Internet Software & Services - 8.5%
Blucora, Inc.*	73,581	1,471,620
Dealertrack Technologies, Inc.*	21,798	815,245
Dice Holdings, Inc.*	76,951	667,165
Liquidity Services, Inc.*,1	12,696	361,836
LivePerson, Inc.*	16,545	152,876
NIC, Inc.	13,242	243,918
OpenTable, Inc.*	12,477	794,535
Perficient, Inc.*	66,303	905,036
Stamps.com, Inc.*	9,746	388,476
XO Group, Inc.*	72,414	866,071
Total Internet Software & Services		6,666,778
IT Services - 1.3%
ExlService Holdings, Inc.*	11,459	320,852
iGATE Corp.*	12,244	285,408
MAXIMUS, Inc.	11,600	436,276
Total IT Services		1,042,536
Leisure Equipment & Products - 2.3%
Arctic Cat, Inc.	18,015	991,546
Brunswick Corp.	7,088	267,572
Sturm Ruger & Company, Inc.[1]	10,737	546,191
Total Leisure Equipment & Products		1,805,309
Life Sciences Tools & Services - 2.1%
Cambrex Corp.*	27,187	398,290
Luminex Corp.*	32,639	649,842
PAREXEL International Corp.*	11,593	573,274
Total Life Sciences Tools & Services		1,621,406
Machinery - 3.1%
Lindsay Corp.	5,460	410,046
Lydall, Inc.*	37,442	582,598
Standex International Corp.	15,405	909,357
Toro Co.	10,972	540,700
Total Machinery		2,442,701
Metals & Mining - 0.8%
Globe Specialty Metals, Inc.	11,545	137,732
SunCoke Energy, Inc.*	30,900	488,220
Total Metals & Mining		625,952
Multiline Retail - 1.8%
Tuesday Morning Corp.*	124,577	1,397,753
Oil, Gas & Consumable Fuels - 1.5%
Gulfport Energy Corp.*	10,118	538,278
Northern Oil and Gas, Inc.*	46,616	615,797
Total Oil, Gas & Consumable Fuels		1,154,075
Paper & Forest Products - 0.4%
Deltic Timber Corp.	5,514	332,660
Personal Products - 2.6%
Inter Parfums, Inc.	10,904	359,614
Medifast, Inc.*	20,870	570,586
Prestige Brands Holdings, Inc.*	32,967	1,117,910
Total Personal Products		2,048,110
Pharmaceuticals - 3.4%
Akorn, Inc.*	44,793	635,613
Impax Laboratories, Inc.*	20,178	418,492
Medicines Co.*	20,985	648,437
Questcor Pharmaceuticals, Inc.	5,870	392,233
ViroPharma, Inc.*	16,983	582,857
Total Pharmaceuticals		2,677,632
Professional Services - 1.6%
On Assignment, Inc.*	41,282	1,260,338
Real Estate Investment Trusts (REITs) - 3.0%
Coresite Realty Corp.	20,232	687,079
Geo Group, Inc.	9,891	343,416
Sabra Health Care REIT, Inc.	40,294	1,057,315
Universal Health Realty Income Trust	5,976	259,777
Total Real Estate Investment Trusts (REITs)		2,347,587
Road & Rail - 0.6%
Old Dominion Freight Line, Inc.*	11,439	499,656
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Energy Industries, Inc.*	39,577	857,238
Cirrus Logic, Inc.*	40,534	781,496
Entropic Communications, Inc.*	94,677	419,419
Kulicke & Soffa Industries, Inc.*	62,545	729,900
Microsemi Corp.*	12,365	304,921
Monolithic Power Systems, Inc.	15,722	411,602
Nanometrics, Inc.*	16,208	248,955
Rudolph Technologies, Inc.*	50,515	623,860
Ultratech, Inc.*	23,127	675,771
Veeco Instruments, Inc.*	9,816	341,204
Total Semiconductors & Semiconductor Equipment		5,394,366
Software - 3.7%
Interactive Intelligence Group, Inc.*	10,240	581,632
Manhattan Associates, Inc.*	5,442	480,746
NetScout Systems, Inc.*	7,407	196,508
Sourcefire, Inc.*	11,982	903,802
Tyler Technologies, Inc.*	6,168	460,256
VASCO Data Security International, Inc.*	31,070	255,706
Total Software		2,878,650
Specialty Retail - 3.4%
Francesca's Holdings Corp.*	44,547	1,107,438
Lumber Liquidators Holdings, Inc.*	8,032	777,658
rue21, Inc.*	7,060	294,967
Select Comfort Corp.*	13,293	303,745
Vitamin Shoppe, Inc.*	4,607	221,274
Total Specialty Retail		2,705,082
Textiles, Apparel & Luxury Goods - 1.7%
Movado Group, Inc.	13,781	502,731
Oxford Industries, Inc.	4,382	296,530

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Textiles, Apparel & Luxury Goods - 1.7% (continued)
Steven Madden Ltd.*	9,952	$511,732
Total Textiles, Apparel & Luxury Goods		1,310,993
Thrifts & Mortgage Finance - 1.0%
Oritani Financial Corp.	50,423	819,878
Total Common Stocks
(Cost $61,549,739)		78,520,184
SHORT TERM INVESTMENTS†† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	59,363	59,363
Total Short Term Investments
(Cost $59,363)		59,363

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.5%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$635,412	635,412
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	565,086	565,086
Total Securities Lending Collateral
(Cost $1,200,498)		1,200,498
Total Investments - 101.6%
(Cost $62,809,600)		$79,780,045
Other Assets & Liabilities, net - (1.6)%		(1,232,746)
Total Net Assets - 100.0%		$78,547,299

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

REIT- Real Estate Investment Trust

Guggenheim S&P SmallCap 600® Pure Value EFT
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Aerospace & Defense - 3.3%
AAR Corp.	77,821	$1,886,381
Curtiss-Wright Corp.	10,664	433,385
Moog, Inc. — Class A*	9,043	508,578
Orbital Sciences Corp.*	36,255	672,168
Total Aerospace & Defense		3,500,512
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	12,754	569,339
Airlines - 1.3%
SkyWest, Inc.	90,203	1,363,869
Auto Components - 1.5%
Spartan Motors, Inc.	131,518	796,999
Standard Motor Products, Inc.	22,371	769,339
Total Auto Components		1,566,338
Building Products - 1.9%
Gibraltar Industries, Inc.*	32,721	503,903
Griffon Corp.	77,196	918,632
Universal Forest Products, Inc.	14,440	595,650
Total Building Products		2,018,185
Capital Markets - 1.2%
Calamos Asset Management, Inc. — Class A	46,845	498,899
Stifel Financial Corp.*	7,972	300,146
SWS Group, Inc.*	85,394	508,948
Total Capital Markets		1,307,993
Chemicals - 2.2%
A. Schulman, Inc.	18,670	500,356
OM Group, Inc.*	46,912	1,448,173
Zep, Inc.	34,304	448,696
Total Chemicals		2,397,225
Commercial Banks - 1.5%
First BanCorp*	117,474	884,579
Old National Bancorp	16,629	239,624
Umpqua Holdings Corp.	30,163	507,945
Total Commercial Banks		1,632,148
Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	38,156	988,240
Consolidated Graphics, Inc.*	17,372	930,965
United Stationers, Inc.	22,056	912,898
Viad Corp.	20,932	503,415
Total Commercial Services & Supplies		3,335,518
Communications Equipment - 0.8%
Bel Fuse, Inc. — Class B	25,509	399,216
Comtech Telecommunications Corp.	8,897	240,931
Digi International, Inc.*	21,335	211,857
Total Communications Equipment		852,004
Computers & Peripherals - 1.0%
QLogic Corp.*	25,281	278,344
Super Micro Computer, Inc.*	65,514	759,307
Total Computers & Peripherals		1,037,651
Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	50,142	774,694
Dycom Industries, Inc.*	17,381	460,249
EMCOR Group, Inc.	14,679	605,949
Total Construction & Engineering		1,840,892
Consumer Finance - 0.7%
Cash America International, Inc.	12,094	507,948
EZCORP, Inc. — Class A*	15,530	280,782
Total Consumer Finance		788,730
Distributors - 2.4%
VOXX International Corp. — Class A*	193,288	2,619,053
Diversified Consumer Services - 2.8%
Career Education Corp.*	116,713	375,816
Corinthian Colleges, Inc.*,1	513,579	1,150,417
ITT Educational Services, Inc.*,1	31,106	815,910
Lincoln Educational Services Corp.	105,383	660,751
Total Diversified Consumer Services		3,002,894
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc. — Class A	25,244	408,953
Diversified Telecommunication Services - 0.3%
Cbeyond, Inc.*	39,109	331,253
Electrical Equipment - 0.2%
Powell Industries, Inc.*	4,932	242,654
Electronic Equipment & Instruments - 8.8%
Anixter International, Inc.*	8,436	700,525
Benchmark Electronics, Inc.*	54,720	1,210,406
CTS Corp.	48,158	676,620
Insight Enterprises, Inc.*	52,658	1,126,355
Mercury Systems, Inc.*	47,574	441,487
Methode Electronics, Inc.	42,097	795,212
Newport Corp.*	26,666	390,657
Plexus Corp.*	27,443	959,682
Radisys Corp.*	146,319	604,297
ScanSource, Inc.*	28,760	1,024,144
SYNNEX Corp.*	30,830	1,526,702
Total Electronic Equipment & Instruments		9,456,087
Energy Equipment & Services - 3.3%
Basic Energy Services, Inc.*	77,079	881,784
Era Group, Inc.*	12,954	315,948
Gulf Island Fabrication, Inc.	8,164	201,896
Matrix Service Co.*	52,573	833,282
Pioneer Energy Services Corp.*	96,175	652,067
SEACOR Holdings, Inc.	3,713	325,110
TETRA Technologies, Inc.*	37,231	376,778
Total Energy Equipment & Services		3,586,865
Food & Staples Retailing - 3.2%
Andersons, Inc.	19,345	1,147,545
Casey's General Stores, Inc.	8,834	585,076
Nash Finch Co.	20,917	490,504
Spartan Stores, Inc.	63,212	1,243,380
Total Food & Staples Retailing		3,466,505
Food Products - 1.0%
Seneca Foods Corp. — Class A*	31,531	1,108,315

Guggenheim S&P SmallCap 600® Pure Value EFT
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Health Care Equipment & Supplies - 0.8%
Invacare Corp.	55,034	$859,081
Health Care Providers & Services - 7.1%
Almost Family, Inc.	33,871	647,952
Amedisys, Inc.*	106,608	1,333,666
Centene Corp.*	9,071	503,168
Cross Country Healthcare, Inc.*	82,100	463,044
Ensign Group, Inc.	7,576	289,706
Gentiva Health Services, Inc.*	72,126	774,633
Kindred Healthcare, Inc.	79,414	1,219,799
LHC Group, Inc.*	19,739	452,813
Magellan Health Services, Inc.*	9,420	538,353
Molina Healthcare, Inc.*	13,730	509,658
PharMerica Corp.*	63,266	926,214
Total Health Care Providers & Services		7,659,006
Hotels, Restaurants & Leisure - 4.2%
Biglari Holdings, Inc.*	686	285,760
Boyd Gaming Corp.*,1	164,080	2,183,906
Marcus Corp.	30,429	394,056
Monarch Casino & Resort, Inc.*	23,581	483,411
Red Robin Gourmet Burgers, Inc.*	8,935	508,223
Ruby Tuesday, Inc.*	85,555	626,263
Total Hotels, Restaurants & Leisure		4,481,619
Household Durables - 2.1%
American Greetings Corp. — Class A	43,133	821,252
Blyth, Inc.[1]	35,013	490,532
Universal Electronics, Inc.*	26,937	830,468
Total Household Durables		2,142,252
Household Products - 0.4%
Central Garden and Pet Co. — Class A*	62,801	473,520
Insurance - 7.3%
Horace Mann Educators Corp.	36,734	1,041,042
Infinity Property & Casualty Corp.	9,531	619,610
Meadowbrook Insurance Group, Inc.	154,433	1,172,146
Navigators Group, Inc.*	8,626	499,963
Safety Insurance Group, Inc.	7,381	396,876
Selective Insurance Group, Inc.	25,516	623,866
Stewart Information Services Corp.	35,060	1,084,406
Tower Group International Ltd.	65,803	1,439,112
United Fire Group, Inc.	35,567	925,098
Total Insurance		7,802,119
Internet Software & Services - 1.6%
Digital River, Inc.*	23,477	398,874
QuinStreet, Inc.*	69,253	644,745
United Online, Inc.	80,634	654,748
Total Internet Software & Services		1,698,367
IT Services - 2.5%
CACI International, Inc. — Class A*	15,043	998,855
CIBER, Inc.*	335,188	1,220,084
Sykes Enterprises, Inc.*	28,399	498,686
Total IT Services		2,717,625
Leisure Equipment & Products - 0.2%
JAKKS Pacific, Inc.	41,843	251,476
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc.*	59,999	227,996
Machinery - 0.5%
Astec Industries, Inc.	10,259	359,065
Briggs & Stratton Corp.	10,252	207,603
Total Machinery		566,668
Media - 1.4%
EW Scripps Co. — Class A*	28,875	479,614
Live Nation Entertainment, Inc.*	59,327	971,776
Total Media		1,451,390
Metals & Mining - 4.0%
AM Castle & Co.*	51,704	880,002
Century Aluminum Co.*	49,750	417,403
Kaiser Aluminum Corp.	4,477	292,124
Materion Corp.	37,455	1,128,894
Olympic Steel, Inc.	58,581	1,631,481
Total Metals & Mining		4,349,904
Multiline Retail - 1.0%
Fred's, Inc. — Class A	63,986	1,100,559
Multi-Utilities-0.3%
Avista Corp.	10,702	308,004
Oil, Gas & Consumable Fuels - 0.9%
Cloud Peak Energy, Inc.*	17,587	281,920
Stone Energy Corp.*	12,677	308,812
Swift Energy Co.*	29,531	376,225
Total Oil, Gas & Consumable Fuels		966,957
Paper & Forest Products - 1.0%
Clearwater Paper Corp.*	6,955	340,239
PH Glatfelter Co.	28,056	742,642
Total Paper & Forest Products		1,082,881
Professional Services - 4.5%
CDI Corp.	47,046	740,034
Heidrick & Struggles International, Inc.	34,193	525,888
Insperity, Inc.	9,619	318,100
Kelly Services, Inc. — Class A	83,918	1,642,275
Korn/Ferry International*	17,064	333,260
Navigant Consulting, Inc.*	40,974	549,871
TrueBlue, Inc.*	26,960	719,832
Total Professional Services		4,829,260
Road & Rail - 2.3%
Arkansas Best Corp.	114,196	2,478,054
Semiconductors & Semiconductor Equipment - 2.3%
Brooks Automation, Inc.	75,044	736,932
Cohu, Inc.	21,713	256,213
GT Advanced Technologies, Inc.*,1	175,727	912,023
Pericom Semiconductor Corp.*	35,173	269,073
Rubicon Technology, Inc.*,1	31,538	265,550
Total Semiconductors & Semiconductor Equipment		2,439,791
Specialty Retail - 7.8%
Big 5 Sporting Goods Corp.	34,387	697,024
Genesco, Inc.*	6,016	423,406
Group 1 Automotive, Inc.	11,638	847,130

Guggenheim S&P SmallCap 600® Pure Value EFT
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Specialty Retail - 7.8% (continued)
Kirkland's, Inc.*	60,230	$1,058,843
MarineMax, Inc.*	74,181	862,725
Men's Wearhouse, Inc.	7,692	307,142
OfficeMax, Inc.	114,839	1,308,016
Pep Boys-Manny Moe & Jack*	84,336	1,049,983
Sonic Automotive, Inc. — Class A	31,036	687,137
Stein Mart, Inc.	83,906	1,172,167
Total Specialty Retail		8,413,573
Textiles, Apparel & Luxury Goods - 1.8%
Perry Ellis International, Inc.	38,410	772,041
Quiksilver, Inc.*	184,086	1,163,424
Total Textiles, Apparel & Luxury Goods		1,935,465
Thrifts & Mortgage Finance - 0.8%
Bank Mutual Corp.	80,770	501,582
Provident Financial Services, Inc.	19,159	340,839
Total Thrifts & Mortgage Finance		842,421
Tobacco - 1.1%
Alliance One International, Inc.*	302,615	1,152,963
Wireless Telecommunication Services - 0.5%
USA Mobility, Inc.	33,641	525,472
Total Common Stocks
(Cost $90,714,939)		$107,189,406
SHORT TERM INVESTMENTS†† - 0.3%
Federated U.S. Treasury Cash Reserve Fund	293,008	293,008
Total Short Term Investments
(Cost $293,008)		293,008
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 4.1%
Repurchase Agreements
RBS Securities, Inc. issued 07/31/13 at 0.07% due 08/01/13	$2,321,982	2,321,982
HSBC Securities, Inc. issued 07/31/13 at 0.08% due 08/01/13	2,064,993	2,064,993
Total Securities Lending Collateral
(Cost $4,386,975)		4,386,975
Total Investments - 104.1%
(Cost $95,394,922)		$111,869,389
Other Assets & Liabilities, net - (4.1)%		(4,374,879)
Total Net Assets - 100.0%		$107,494,510

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
[1]	All or portion of this security is on loan at July 31, 2013 — See Note 2.
[2]	Securities lending collateral — See Note 2.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2013

For Information on other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. The Funds invest in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

If events occur after the close of a foreign exchange that will affect the value of a Fund’s portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Funds’ NAV. Some of the factors which may be considered by the Board of Trustees in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, in all the Funds, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

E. In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of July 31, 2013:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim S&P 500® Pure Value ETF	$285,678,531	$8,535,241	$–	$294,213,772
Guggenheim S&P Midcap 400® Pure Value ETF	71,890,873	1,227,487	–	73,118,360
Guggenheim S&P SmallCap 600® Pure Growth ETF	78,520,184	1,259,861	–	79,780,045
Guggenheim S&P SmallCap 600® Pure Value EFT	107,189,406	4,679,983	–	111,869,389
Guggenheim MSCI Emerging Markets Equal Weight ETF	9,472,391	680,811	–	10,153,202
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	75,400,170	480,432	–	75,880,602
Guggenheim Midcap 400® Pure Growth ETF	638,646,897	30,219,311	–	668,866,208
Guggenheim Russel Top 50® Mega Cap ETF	540,822,897	210,028	–	541,032,925
Guggenheim Russell 1000® Equal Weight ETF	61,253,056	687,920	–	61,940,976
Guggenheim Russell 2000® Equal Weight ETF	20,195,418	221,377	38,891	20,455,686
Guggenheim Russell MidCap® Equal Weight ETF	68,488,350	1,162,142	–	69,650,492
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	72,206,007	266,250	–	72,472,257
Guggenheim S&P 500® Equal Weight Energy ETF	37,158,699	15,405	–	37,174,104
Guggenheim S&P 500® Equal Weight ETF	4,704,061,442	120,248,705	–	4,824,310,147
Guggenheim S&P 500® Equal Weight Financial ETF	78,946,977	176,987	–	79,123,964
Guggenheim S&P 500® Equal Weight Health Care ETF	139,284,192	269,407	–	139,553,599
Guggenheim S&P 500® Equal Weight Industrials ETF	48,994,421	931,950	–	49,926,371
Guggenheim S&P 500® Equal Weight Materials ETF	37,948,659	2,757,029	–	40,705,688
Guggenheim S&P 500® Equal Weight Technology ETF	227,533,078	2,473,946	–	230,007,024
Guggenheim S&P 500® Equal Weight Utilities ETF	51,900,695	2,726,190	–	54,626,885
Guggenheim S&P 500® Pure Growth ETF	557,620,443	669,582	–	558,290,025

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended July 31, 2013:

Securities
Guggenheim Russell 2000® Equal Weight ETF
Assets:
Beginning Balance	$37,263
Total change in unrealized gains or losses included in earnings	$1,628
Ending Balance	$38,891

For the period ended July 31, 2013, there were no transfers between levels.

2. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At July 31, 2013, the following Funds participated in securities lending as follows:

Fund Name	Value of Securities Loaned	Cash Collateral Received
Guggehneim Russell MidCap® Equal Weight ETF	$1,096,515	$1,102,391
Guggenheim Russell1000® Equal Weight ETF	637,540	641,044
Guggenheim Russell 2000® Equal Weight ETF	177,705	191,207
Guggenheim MSCI Emerging Markets Equal Weight ETF	644,920	661,450
Guggenheim S&P 500® Equal Weight ETF	109,251,766	113,483,563
Guggenheim S&P 500® Pure Value ETF	7,970,668	8,274,823
Guggenheim MidCap 400® Pure Value ETF	1,162,742	1,196,050
Guggenheim MidCap400® Pure Growth ETF	29,080,381	30,054,485
Guggenheim S&P SmallCap 600® Pure Value ETF	4,283,472	4,386,975
Guggehneim S&P SmallCap 600® Pure Growth ETF	1,186,257	1,200,498
Guggenheim S&P 500® Equal Weight Materials ETF	2,529,788	2,642,313
Guggenheim S&P 500® Equal Weight Industrials ETF	850,265	875,500
Guggenheim S&P 500® Equal Weight Technology ETF	2,156,063	2,287,600
Guggenheim S&P 500® Equal Weight ETF	312,800	323,000
Guggenheim S&P 500® Equal Weight Utilities ETF	2,532,977	2,633,025

The following represents a breakdown of the collateral for the joint repurchase agreements at July 31, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae
0.08%			0.00%
Due 08/01/13	$80,000,000	$80,000,178	07/15/19 - 05/15/21	$97,788,000	$81,603,936
RBS Securities, Inc.			Federal Farm Credit Bank
0.07%			0.00% - 5.77%
Due 08/01/13	89,956,000	89,956,175	08/05/13 - 04/29/32	65,477,000	72,797,356
			Freddie Mac
			0.06% -1.80%
			08/28/13 - 07/24/20	18,580,000	18,319,926
			Federal Home Loan Bank
			5.50%
			07/15/36	535,000	646,982

Item 2. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date:	September 25, 2013

By:	/s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date:	September 25, 2013